--------------------------------------------------------------------------------

                                    SELIGMAN
                                PORTFOLIOS, INC.


                                 Mid-Year Report
                                  June 30, 2002


                                     [LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864
--------------------------------------------------------------------------------

                                                                        SELIGMAN
                                                                     PORTFOLIOS,
                                                                            INC.

                                                                  August 9, 2002

Dear  Contract  Owner:

     J. & W. Seligman & Co. Incorporated (Seligman), the Manager of Seligman Portfolios, Inc., is pleased to provide the enclosed report for the six months ended June 30, 2002. Performance and portfolio information, as well as financial statements, are contained in the pages following this letter.

     While the US economy improved during the first half of the year, the stock market was plagued by uncertainty caused by revelations of fraudulent accounting and irresponsible corporate governance. Bonds fared better than stocks during the period, with higher-quality, lower-risk bonds posting the best results. Like other investors, we at J. & W. Seligman & Co. Incorporated are appalled by the unethical and, in some cases, illegal practices uncovered at some corporations. With a rebound in corporate profitability still uncertain, news of corporate improprieties created a crisis of confidence that sent stocks plunging, though we suspect there may be a certain degree of overreaction in the market's response. We would hope that the corporate executives who engaged in malfeasance are dealt with severely.

     We are encouraged by and support changes in corporate accounting that will increase the quality and transparency of financial reporting, and by legal and regulatory changes that will engender more responsible corporate governance. These issues are being addressed promptly by Congress, the Securities and Exchange Commission, the New York Stock Exchange, the National Association of Securities Dealers, and other regulatory agencies. Most recently, in late July President Bush signed into law a sweeping accounting and corporate reform package known as the Sarbanes-Oxley Act of 2002. In our view, the financial system benefits when corporations are held to higher standards of conduct.
     Despite the turmoil in the markets, there was positive macroeconomic news. The Federal Reserve Board expressed optimism about the prospects for economic recovery, leaving interest rates untouched during the first half of 2002. The US economy expanded at a 5.0% annualized rate in the first quarter, though much of that growth was the result of companies rebuilding their inventories. The second quarter's growth, while not as robust, was nonetheless positive. Industrial production has been on the rise for several months running, and high-tech production has also shown some signs of life. Inflation remains benign, and consumers continue to spend at a healthy pace. However, the economic recovery remains fragile. Productivity growth declined in the second quarter, and some economists have scaled back their growth expectations for 2002 and 2003.

     Looking ahead, we believe the US economy will strengthen moderately, and that corporate profits will slowly improve. The Federal Reserve Board, wanting to support the nascent recovery, is not expected to raise interest rates until 2003, and there is the possibility of an additional rate reduction in 2002. Geopolitical risks remain, but the immediate concern is investor confidence. We believe that the current sense of urgency has prompted sensible reforms, inserting additional safeguards and regulations into the system.

     Thank you for your continued support of Seligman Portfolios, Inc. We look forward to serving your investment needs for many years to come.

     Respectfully,

                                          /s/William  C.  Morris
                                             William  C.  Morris
                                             Chairman
                                             J. & W. Seligman & Co. Incorporated

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIO  OVERVIEW  (UNAUDITED)
--------------------------------------------------------------------------------

LARGEST  PORTFOLIO  CHANGES+
DURING  THE  SIX  MONTHS  ENDED  JUNE  30,  2002


SELIGMAN  CAPITAL  PORTFOLIO

TEN LARGEST PURCHASES                              TEN LARGEST SALES
-------------------------------------------------  --------------------------------------------------
Marvell Technology Group*                          Mettler-Toledo International**
Brocade Communications Systems*                    York International**
Rockwell Automation*                               Nabors Industries**
Avery Dennison*                                    Scientific-Atlanta**
Univision Communications (Class A)*                Intersil (Class A)**
IDEC Pharmaceuticals*                              Elan (ADRs)**
Alloy                                              RF Micro Devices**
Cephalon*                                          JDS Uniphase**
Emulex*                                            Foot Locker**
Sealed Air*                                        Micrel**

SELIGMAN COMMON STOCK PORTFOLIO

TEN LARGEST PURCHASES                              TEN LARGEST SALES
-------------------------------------------------  --------------------------------------------------
Lockheed Martin*                                   United Technologies**
J.P. Morgan Chase*                                 Fannie Mae**
Raytheon*                                          St. Jude Medical**
Raymond James Financial*                           Sears, Roebuck**
Immunex*                                           Bank of New York**
Conoco*                                            News Corp. (ADRs)**
Citigroup                                          Abbot Laboratories**
BB&T*                                              Comcast (Class A)**
Wyeth*                                             Xilinx**
Peabody Energy*                                    AMR**

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

TEN LARGEST PURCHASES                              TEN LARGEST SALES
-------------------------------------------------  --------------------------------------------------
Electronic Arts*                                   Convergys**
Autodesk                                           Fairchild Semiconductor International (Class A)**
Electronic Data Systems                            Lamar Advertising (Class A)**
ESS Technology*                                    Electronics For Imaging**
Amdocs                                             Echostar Communications (Class A)**
Polycom*                                           Corinthian Colleges**
THQ                                                Comcast (Class A)**
NetIQ*                                             SunGard Data Systems
Cadence Design Systems                             Lexmark International (Class A)
Waters*                                            Sanmina-SCI
----------
See  footnotes  on  page  P-8.


--------------------------------------------------------------------------------
PORTFOLIO  OVERVIEW  (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

LARGEST  PORTFOLIO  CHANGES+
DURING  THE  SIX  MONTHS  ENDED  JUNE  30,  2002


SELIGMAN FRONTIER PORTFOLIO

TEN LARGEST PURCHASES                            TEN LARGEST SALES
--------------------------------------  -----------------------------------
Adaptec*                                Province Healthcare**
Enzon*                                  Universal Health Services (Class B)
J.D. Edwards*                           Waste Connections
Documentum*                             Atlantic Coast Airlines Holdings**
Select Medical*                         Trigon Healthcare**
Advance Auto Parts*                     Career Education
RARE Hospitality International*         LifePoint Hospitals**
Big Lots*                               Brinker International**
Cirrus Logic*                           International Game Technology**
Performance Food Group*                 Foot Locker**

SELIGMAN GLOBAL GROWTH PORTFOLIO

TEN LARGEST PURCHASES                   TEN LARGEST SALES
--------------------------------------  -----------------------------------
Dow Chemical*                           NIKE (Class B)**
Amgen*                                  Foot Locker**
Robert Half International*              Texas Instruments**
ENI*                                    Elan (ADRs)**
Coca-Cola*                              Citigroup
News Corp. (ADRs)*                      Applera-Applied Biosystems Group**
BP (ADRs)*                              Sanofi-Synthelabo**
Sony*                                   Philip Morris**
Teva Pharmaceutical Industries (ADRs)*  Tesco**
Caisse Nationale de Crdit Agricole*     Vivendi Universal**

----------
See  footnotes  on  page  P-8.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
DIVERSIFICATION  OF  NET  ASSETS***
June  30,  2002
SELIGMAN  GLOBAL  GROWTH  PORTFOLIO

                                                                        PERCENT OF NET ASSETS
                                                                      ------------------------
                                                                      JUNE 30,   DECEMBER 31,
                                      ISSUES     COST       VALUE       2002         2001
                                      ------  ----------  ----------  ---------  -------------
COMMON AND PREFERRED STOCKS:
Automobiles and Components                 3  $  111,584  $  113,695      3.10%          3.70%
Banks                                      9     421,205     466,738      12.7            8.4
Capital Goods                              3     118,103     114,542       3.1            6.4
Chemicals                                  3     163,299     161,185       4.4             --
Commercial Services and Supplies           1      67,094      58,250       1.6            1.5
Communications Equipment                   3     281,796     149,324       4.1            5.9
Computer and Peripherals                   1      49,958      36,000         1            1.3
Consumer Durables and Apparel              1      56,282      52,809       1.4              2
Consumer Staples                           5     252,994     276,425       7.5            7.7
Containers and Packaging                   1      28,451      35,995         1             --
Diversified Financials                     2      56,089      52,616       1.4            6.2
Electronic Equipment and Instruments      --          --          --        --            1.3
Energy                                     5     234,124     266,193       7.2            0.6
Health Care                               13     756,226     668,453      18.2           18.4
Hotels, Restaurants and Leisure            1      90,605     113,980       3.1            1.4
Insurance                                  3     144,089     110,420         3            4.1
Leisure Equipment and Products            --          --          --        --            0.7
Media                                      5     229,792     165,318       4.5            3.8
Metals and Mining                          1      57,710      55,071       1.5            2.5
Office Electronics                         1      21,668      26,455       0.7             --
Paper and Forest Products                  1      37,013      47,150       1.3            1.1
Real Estate                                1      26,114      22,789       0.6             --
Retailing                                  1      41,535      45,651       1.2            2.9
Software and Services                      4     131,187     104,482       2.8            5.4
Telecommunication Services                --          --          --        --            3.1
Textiles, Apparel and Luxury Goods        --          --          --        --            0.7
Transportation                             1      12,834      14,041       0.4            0.7
Utilities                                  2     105,562     108,648         3            1.5
                                      ------  ----------  ----------  ---------  -------------
                                          74   3,662,582   3,378,956      91.9           96.6
Other Assets Less Liabilities             --     297,201     297,201       8.1            3.4
                                      ------  ----------  ----------  ---------  -------------
Net Assets                                74  $3,959,783  $3,676,157    100.00%        100.00%
                                      ======  ==========  ==========  =========  =============

--------------------------------------------------------------------------------
LARGEST  PORTFOLIO  CHANGES
During  the  Six  Months  Ended  June  30,  2002

SELIGMAN  GLOBAL
SMALLER  COMPANIES  PORTFOLIO


TEN LARGEST PURCHASES      TEN LARGEST SALES
-------------------------  -----------------------------------
Adaptec*                   Province Healthcare**
Kobayashi Pharmaceutical*  Universal Health Services (Class B)
Koa*                       Waste Connections
J.D. Edwards*              Campari Group**
Enzon*                     Atlantic Coast Airlines Holdings**
MyTravel*                  Trigon Healthcare (Class A)**
Documentum*                Career Education
Van der Moolen Holding*    LifePoint Hospitals**
Select Medical*            Brinker International**
Tokyo Steel Manufacturing  International Game Technology**

----------
See  footnotes  on  page  P-8.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIO  OVERVIEW  (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

DIVERSIFICATION  OF  NET  ASSETS***
June  30,  2002

SELIGMAN  GLOBAL
SMALLER  COMPANIES  PORTFOLIO

                                                                       PERCENT OF NET ASSETS
                                                                      ------------------------
                                                                      JUNE 30,   DECEMBER 31,
                                      ISSUES     COST       VALUE       2002         2001
                                      ------  ----------  ----------  ---------  -------------
Common Stocks:
Automobiles and Components                 3  $   77,221  $   99,430      1.20%          0.60%
Capital Goods                             15     561,255     555,811       6.4            6.3
Chemicals                                  3     191,148     174,225       2.6              2
Commercial Services and Supplies          19     905,631     951,955      11.4           13.5
Communications Equipment                   4     190,660     101,982       1.2            0.9
Consumer Durables and Apparel              2      64,953      86,698       0.4            3.8
Consumer Staples                           8     354,042     416,638       4.8            4.6
Containers and Packaging                  --          --          --        --            0.3
Electronic Equipment and Instruments       7     243,808     194,162       1.5            2.9
Energy                                     7     501,672     649,871       7.5            7.6
Financials                                17     674,228     624,453       7.2            6.5
Health Care Equipment and Supplies         7     264,356     268,401       3.1            2.8
Health Care Providers and Services        13     584,239     594,929       6.9           10.4
Hotels, Restaurants and Leisure           16     606,616     619,111       7.5            5.9
Media                                      9     431,941     387,793       4.5            2.8
Metals and Mining                          2      77,354      79,207       0.9            0.2
Office Electronics                         1      33,816      28,929       0.3             --
Pharmaceuticals and Biotechnology         18     618,958     505,889       5.9            6.5
Real Estate                               --          --          --        --            0.5
Retailing                                 15     497,984     517,802         6            4.9
Semiconductor Equipment and Products      10     325,367     230,705       2.7            2.7
Software and Services                     16     816,725     721,719       8.4            3.7
Telecommunication Services                 3     160,612     137,089       1.6            3.9
Transportation                             6     204,555     245,878       2.9            2.9
Utilities                                  1      41,945      46,854       0.5            0.2
                                      ------  ----------  ----------  ---------  -------------
                                         202   8,429,086   8,239,531      95.4           96.4
Other Assets Less Liabilities             --     401,472     401,472       4.6            3.6
                                      ------  ----------  ----------  ---------  -------------
Net Assets                               202  $8,830,558  $8,641,003      100.0%         100.0%
                                      ======  ==========  ==========  =========  =============

----------
See  footnotes  on  page  P-8.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO

LARGEST  PORTFOLIO  CHANGES+
DURING  THE  SIX  MONTHS  ENDED  JUNE  30,  2002

TEN LARGEST PURCHASES       TEN LARGEST SALES
--------------------------  -------------------------
Amdocs                      Symantec
HOYA*                       Electronics For Imaging**
Humax*                      Toshiba**
NetIQ*                      Samsung Electronics**
Flextronics International*  Kyocera**
Infosys Technologies*       Samsung SDI
Electronic Data Systems     Canon**
FANUC*                      Convergys**
ASM International           United Microelectronics**
Citrix Systems*             Lattice Semiconductor**

--------------------------------------------------------------------------------
DIVERSIFICATION  OF  NET  ASSETS***
June  30,  2002

                                                                          PERCENT OF NET ASSETS
                                                                        ------------------------
                                                                        JUNE 30,   DECEMBER 31,
                                      ISSUES     COST         VALUE       2002         2001
                                      ------  -----------  -----------  ---------  -------------
Common and Preferred Stocks:
Application Software                      10  $ 2,666,827  $ 2,290,741     14.80%         11.30%
Capital Goods                              3      568,260      566,112       3.7            1.3
Commercial Services and Supplies           3      241,982      251,323       1.6             --
Communications Equipment                   4      919,822      717,819       4.7            7.1
Computers and Peripherals                  3      777,615      781,298       5.1            6.2
Consumer Durables and Apparel              5    1,027,592      976,402       6.3             --
Electronic Equipment and Instruments      12    2,193,547    1,867,564      12.1           19.2
Entertainment Software                     3      246,781      231,240       1.5             --
Internet Software and Services            --          ---           --        --            1.5
IT Consulting and Services                11    3,861,359    2,323,017      15.1           15.4
Materials                                  1      173,463      177,475       1.1             --
Media                                      2      377,670      293,361       1.9             --
Office Electronics                         1       88,864      104,687       0.7             --
Semiconductor Equipment and Products      12    2,090,170    1,318,245       8.5           13.8
Systems Software                           6    2,261,315    1,774,021      11.5              7
Telecommunication Services                 2      392,781      397,480       2.6            2.5
                                      ------  -----------  -----------  ---------  -------------
                                          78   17,888,048   14,070,785      91.2           85.3
Other Assets Less Liabilities             --    1,358,965    1,358,965       8.8           14.7
                                      ------  -----------  -----------  ---------  -------------
Net Assets                                78  $19,247,013  $15,429,750     100.00%        100.00%
                                      ======  ===========  ===========  =========  =============

----------
See  footnotes  on  page  P-8.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIO  OVERVIEW  (UNAUDITED)  (CONTINUED)
--------------------------------------------------------------------------------

LARGEST  PORTFOLIO  CHANGES
DURING  THE  SIX  MONTHS  ENDED  JUNE  30,  2002

SELIGMAN  HIGH-YIELD  BOND  PORTFOLIO


TEN LARGEST PURCHASES                                 TEN LARGEST SALES
--------------------------------------------------    -----------------------------------------------
Charter Communications Holdings 12-1/8%, 1/15/2012*   TDL Infomedia Holdings 0% (15-1/2%), 10/15/2010
Magnum Hunter Resources 9.60%, 3/15/2012*             Chesapeake Energy 8-3/8%, 11/1/2008**
Six Flags 8-7/8%, 2/1/2010*                           Allied Waste North America 10%, 8/1/2009**
Roundy8-7/8%, 6/15/2012*                              Charter Communications Holdings 10%, 4/1/2009**
CSC Holdings 8-1/8%, 7/15/2009*                       NBC Acquisition 0% (10-3/4%), 2/15/2009
Westport Resources 8-1/4%, 11/1/2011*                 Echostar 9-1/8%, 1/15/2009**
Encore Acquisition 8-3/8%, 6/15/2012*                 Adelphia Communications 10-1/4%, 6/15/2011**
John Q. Hammons Hotels 8-7/8%, 5/15/2012*             Rural Cellular 11-3/8%**
Owens Brockway Glass Container 8-7/8%, 2/15/2009*     Park Place Entertainment 9-3/8%, 2/15/2007
Trico Marine Services 8-7/8%, 5/15/2012*              Host Marriot 9-1/2%, 1/15/2007**

SELIGMAN INCOME PORTFOLIO
TEN LARGEST PURCHASES                                 TEN LARGEST SALES
--------------------------------------------------    -----------------------------------------------
US Treasury Bonds 5-3/8%, 2/15/2031*                  NVIDIA 4-3/4%, 10/15/2007**
US Treasury Notes 6%, 8/15/2004*                      Conexant Systems 4%, 2/1/2007**
BB&T*                                                 United Technologies**
Berkley (W.R.)                                        Cypress Semiconductor 4%, 2/1/2005**
J.P. Morgan Chase                                     Fannie Mae**
US Treasury Notes 4-5/8%, 5/15/2006*                  LSI Logic 4%, 2/15/2005**
Raytheon*                                             General Electric
General Dynamics*                                     American International Group**
Citigroup                                             Amkor Technology 5%, 3/15/2007**
Noble Energy*                                         Chubb**

SELIGMAN INTERNATIONAL GROWTH PORTFOLIO
TEN LARGEST PURCHASES                                 TEN LARGEST SALES
--------------------------------------------------    -----------------------------------------------
Teva Pharmaceutical Industries (ADRs)*                Sanofi-Synthelabo**
ENI*                                                  Assicurazioni Generali**
News Corp. (ADRs)*                                    Nokia**
Sony*                                                 Vivendi Universal**
Caisse Nationale de Crdit Agricole*                   Bridgestone**
Akzo Nobel*                                           Tesco**
Woolworths*                                           Deutsche Bank**
Commonwealth Bank of Australia*                       Castorama Dubois Investissement**
Bayerische Motoren Werke "BMW"*                       Westpac Banking**
Empresa Brasileira de Aeronautica
Embraer (ADRs)*

----------
See  footnotes  on  page  P-8.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
DIVERSIFICATION  OF  NET  ASSETS***
JUNE  30,  2002
--------------------------------------------------------------------------------

SELIGMAN  INTERNATIONAL  GROWTH  PORTFOLIO


                                                                           PERCENT OF NET ASSETS
                                                                        ------------------------
                                                                         JUNE 30,   DECEMBER 31,
                                       ISSUES     COST        VALUE        2002        2001
                                      ------  -----------  -----------  ---------  -------------
Common and Preferred Stocks:
Automobiles and Components                 3  $   244,685  $   251,836      5.70%          5.70%
Banks                                      9      740,274      817,180      18.5           12.8
Capital Goods                              2      179,241      150,674       3.4            1.8
Chemicals                                  2      135,752      134,902       3.1             --
Commercial Services and Supplies          --           --           --        --            2.2
Communications Equipment                   1       76,400       72,400       1.6            3.5
Consumer Durables and Apparel              1       95,679       89,776         2             --
Consumer Staples                           4      332,933      366,457       8.3            9.9
Containers and Packaging                   1       45,596       57,591       1.3             --
Diversified Financials                     1       42,966       44,050         1            6.3
Electronic Equipment and Instruments      --           --           --        --            2.3
Energy                                     5      407,758      456,480      10.3              7
Health Care                                7      559,679      562,721      12.7           12.1
Insurance                                  3      217,126      169,008       3.8            6.8
Leisure Equipment and Products            --           --           --        --            1.1
Media                                      4      229,745      211,420       4.8            4.3
Metals and Mining                          1      108,140      102,546       2.3            3.7
Office Electronics                         1       36,510       41,572         1             --
Paper and Forest Products                  1       77,111       98,230       2.2            1.7
Real Estate                                1       43,666       37,982       0.9             --
Retailing                                  1       69,223       76,086       1.7            1.2
Semiconductor Equipment and Products       2       94,354       86,882         2            1.3
Software and Services                      2       44,268       47,254       1.1            3.5
Telecommunication Services                --           --           --        --            5.3
Textiles and Apparel                      --           --           --        --            1.1
Transportation                             1       21,390       23,401       0.5              1
Utilities                                  2      181,615      187,586       4.3            3.5
                                      ------  -----------  -----------  ---------  -------------
                                          55    3,984,111    4,086,034      92.5           98.1
Other Assets Less Liabilities                     330,989      330,989       7.5            1.9
                                              -----------  -----------  ---------  -------------
NET ASSETS                                55  $ 4,3151,00   $4,417,023      100.0%        100.0%
                                      ======  ===========  ===========  =========  =============

----------
See  footnotes  on  page  P-8.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIO  OVERVIEW  (UNAUDITED)  (CONTINUED)
--------------------------------------------------------------------------------

LARGEST  PORTFOLIO  CHANGES
DURING  THE  SIX  MONTHS  ENDED  JUNE  30,  2002

SELIGMAN  INVESTMENT  GRADE  FIXED  INCOME  PORTFOLIO

LARGEST PURCHASES                          LARGEST SALES
---------------------------------------    --------------------------------------
US Treasury Notes 5%, 8/15/2011            Target 5.40%, 10/1/2008**
US Treasury Bonds 5-3/8%, 2/15/2031*       Ford Motor 7.45%, 7/16/2031**
FHLMC 4-7/8%, 3/15/2007*                   FNMA 7%, 12/1/2029**
Ford Motor 7-3/8%, 10/1/2011*              FNMA 7%, 10/1/2020**
US Treasury Bonds 7-1/4%, 8/15/2022        United Airlines 7.032%, 10/1/2010**
Verizon 6-1/8%, 3/1/2012*                  Florida Power & Light 6%, 6/1/2008**
US Treasury Notes 4-3/4%, 11/15/2008*      US Treasury Notes 6%, 8/15/2009**
US Treasury Notes 3-3/8%, 3/30/2004*       FleetBoston Financial 4-7/8%, 12/1/2006
Coca-Cola Enterprises 5-1/4%, 5/15/2007*   PNC Funding 5-3/4%, 8/1/2006
Countrywide Funding 5-1/2%, 2/1/2007*

SELIGMAN LARGE-CAP GROWTH PORTFOLIO

TEN LARGEST PURCHASES                      TEN LARGEST SALES
---------------------------------------    --------------------------------------
Praxair*                                   Philip Morris**
American International Group*              Texas Instruments
Marvell Technology Group*                  Nokia (ADRs)**
Brocade Communications Systems*            Siebel Systems**
Amgen                                      NIKE (Class B)
Pharmacia                                  King Pharmaceuticals**
Wyeth*                                     Nintendo (ADRs)**
Coca-Cola                                  Medtronic
Dow Chemical                               Delta Air Lines**
Lucent Technologies*                       Sprint PCS Group**

SELIGMAN LARGE-CAP VALUE PORTFOLIO

LARGEST PURCHASES                          LARGEST SALES
---------------------------------------    --------------------------------------
Juniper Networks*                          Sprint FON Group**
Dynegy                                     Boeing
Lucent Technologies*                       Baxter International
AES                                        Philip Morris
General Electric*                          Medtronic
International Business Machines            Costco Wholesale
Bristol-Myers Squibb                       Goodrich (B.F.)
El Paso                                    Transocean Sedco Forex
                                           Praxair
                                           Allstate

SELIGMAN SMALL-CAP VALUE PORTFOLIO

TEN LARGEST PURCHASES                      TEN LARGEST SALES
---------------------------------------    --------------------------------------
Enzon*                                     Abercrombie & Fitch (Class A)**
American Eagle Outfitters*                 Westvaco**
Protein Design Labs*                       Valero Energy**
Bowater*                                   PartnerRe**
Reader's Digest Association*               StorageNetworks**
Bunge*                                     RenaissanceRe Holdings**
Equitable Resources*                       Sierra Pacific Resources**
Agere Systems (Class A)                    Urban Outfitters
Universal Compression Holdings             Wet Seal (The) (Class A)
Clayton Homes*                             Cubic

----------
+ Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.
*    Position  added  during  the  period.
**   Position  eliminated  during  the  period.
*** "Diversification  of Net Assets" is included for the Seligman International
     Portfolios because their portfolio holdings are listed by country rather than by industry in the "Portfolios of Investments."

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS  OF  INVESTMENTS  (UNAUDITED)                         JUNE  30,  2002
--------------------------------------------------------------------------------

SELIGMAN  CAPITAL  PORTFOLIO



                                            SHARES     VALUE
                                            ------  -----------
COMMON STOCKS 99.8%
AUTOMOBILES AND COMPONENTS 4.1%
Gentex*                                     16,300  $   447,679
Harley-Davidson                              7,500      384,525
                                                    -----------
                                                        832,204
                                                    -----------
CAPITAL GOODS 7.1%
AstroPower*                                  7,650      150,284
Danaher                                      3,500      232,225
Fastenal                                     5,400      208,602
Kennametal                                   5,800      212,280
Rockwell Automation                         23,600      471,528
SPX                                          1,400      164,500
                                                    -----------
                                                      1,439,419
                                                    -----------
CHEMICALS 5.4%
Ecolab                                       7,200      332,856
Georgia Gulf                                29,100      769,404
                                                    -----------
                                                      1,102,260
                                                    -----------
COMMERCIAL SERVICES AND SUPPLIES 13.4%
Avery Dennison                               7,500      470,625
ChoicePoint*                                 8,533      387,996
Cintas                                       5,100      252,068
Cross Country*                              10,100      381,729
Fiserv*                                      6,500      238,583
Hotels.com (Class A)*                        1,700       71,799
Robert Half International*                  14,400      335,520
ServiceMaster                               27,400      375,928
Ticketmaster (Class B)*                     10,600      198,273
                                                    -----------
                                                      2,712,521
                                                    -----------
COMMUNICATIONS EQUIPMENT 4.5%
Brocade Communications Systems*             18,400      321,632
CIENA*                                      39,000      163,215
Emulex*                                     10,000      225,100
Research In Motion* (Canada)                17,200      195,650
                                                    -----------
                                                        905,597
                                                    -----------
CONSUMER DURABLES AND APPAREL 4.2%
Coach*                                       5,500  $   301,950
Mattel                                      10,200      215,016
Mohawk Industries*                           5,500      338,415
                                                    -----------
                                                        855,381
                                                    -----------
CONSUMER STAPLES 0.8%
Smithfield Foods*                            8,600      159,530
                                                    -----------
CONTAINERS AND PACKAGING 3.0%
Pactiv*                                     13,500      321,300
Sealed Air*                                  7,100      285,917
                                                    -----------
                                                        607,217
                                                    -----------
ELECTRONIC EQUIPMENT AND INSTRUMENTS 3.8%
Diebold                                     13,100      487,844
Millipore                                    3,400      108,732
Waters*                                      6,700      178,890
                                                    -----------
                                                        775,466
                                                    -----------
ENERGY 0.8%
Nabors Industries*                           4,700      165,910
                                                    -----------
FINANCIALS 2.5%
AFLAC                                       16,100      515,200
                                                    -----------

HEALTH CARE EQUIPMENT AND SERVICES 6.6%
Andrx*                                       6,700      180,733
Covance*                                     1,200       22,500
Laboratory Corp. of America Holdings*        9,000      410,850
Pharmaceutical Product Development*          6,300      165,974
Quest Diagnostics*                           4,900      421,645
WebMD*                                      25,100      141,187
                                                    -----------
                                                      1,342,889
                                                    -----------

HOTELS, RESTAURANTS AND LEISURE 3.7%
Starwood Hotels & Resorts Worldwide         14,100      463,749
                                                    -----------
                                                        755,583
                                                    -----------
----------
*Non-income  producing  security.
See  Notes  to  Financial  Statements.
                                        9

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS  OF  INVESTMENTS  (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SELIGMAN  CAPITAL  PORTFOLIO (continued)

                                            SHARES     VALUE
                                            ------  -----------
MEDIA 2.5%
Interpublic Group of Companies (The)         5,400  $   133,704
Regal Entertainment Group (Class A)*         3,000       69,960
Univision Communications (Class A)*          9,600      301,440
                                                    -----------
                                                        505,104
                                                    -----------
PHARMACEUTICALS AND BIOTECHNOLOGY 12.1%
Abgenix*                                     9,000       88,290
Affymetrix*                                  2,400       57,708
Biogen*                                      1,700       70,423
Cephalon*                                    5,300      239,639
Charles River Laboratories International*    6,700      234,835
Chiron*                                      3,100      109,570
Human Genome Sciences*                      14,900      199,660
IDEC Pharmaceuticals*                        6,200      219,759
MedImmune*                                   8,700      229,636
Myriad Genetics*                            10,400      210,392
NPS Pharmaceuticals*                        12,200      186,843
OSI Pharmaceuticals*                         2,000       48,660
Pharmaceutical Resources                    12,600      350,028
SICOR*                                      11,200      207,760
                                                    -----------
                                                      2,453,203
                                                    -----------
RETAILING 8.1%
Bed Bath & Beyond*                           5,800      218,921
Chico's FAS*                                 7,550      274,216
Fred's                                       2,100       76,450
Staples*                                    25,700      506,290
Williams-Sonoma*                            18,600      570,276
                                                    -----------
                                                      1,646,153
                                                    -----------
SEMICONDUCTOR EQUIPMENT
AND PRODUCTS 6.0%
Broadcom (Class A)*                          9,000  $   157,815
Cabot Microelectronics*                      1,400       60,592
KLA-Tencor*                                  1,100       48,362
Marvell Technology Group*                   18,400      366,068
Novellus Systems*                            1,600       54,392
PMC-Sierra*                                 16,000      148,240
QLogic                                       9,800      373,331
                                                    -----------
                                                      1,208,800
                                                    -----------
SOFTWARE AND SERVICES 6.9%
Adobe Systems                                5,800      165,271
Alloy*                                      20,700      300,150
CNET Networks*                              46,700       93,167
Intuit*                                      2,400      119,316
Mercury Interactive*                        11,800      270,869
Precise Software Solutions*                 12,500      120,063
Synopsys*                                    2,300      126,477
VERITAS Software*                           10,800      213,678
                                                    -----------
                                                      1,408,991
                                                    -----------
TRANSPORTATION 4.3%
Expeditors International
of Washington                               10,400      343,096
C.H. Robinson Worldwide                      8,300      279,004
SkyWest                                     10,300      240,865
                                                    -----------
                                                        862,965
                                                    -----------
TOTAL INVESTMENTS 99.8%
   (Cost $21,394,547)                                20,254,393

OTHER ASSETS LESS LIABILITIES 0.2%                       45,827
                                                    -----------
NET ASSETS 100.0%                                   $20,300,220
                                                    ===========

----------
*Non-income  producing  security.
See  Notes  to  Financial  Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                                   June 30, 2002
--------------------------------------------------------------------------------

SELIGMAN CASH MANAGEMENT PORTFOLIO

                                                        ANNUALIZED
                                                         YIELD ON
                                                         PURCHASE   PRINCIPAL
                                                           DATE       AMOUNT      VALUE
                                                       -----------  ----------  ----------
US GOVERNMENT AND GOVERNMENTAGENCY
SECURITIES 57.6%
US GOVERNMENT SECURITIES 23.0%
US Treasury Bills:
   7/5/2002                                                  1.71%  $1,000,000  $  999,812
   8/15/2002                                                 1.76    1,000,000     997,831
                                                                                ----------

Total US Government Securities
   (Cost $1,997,643)                                                             1,997,643
                                                                                ----------
US GOVERNMENT
   AGENCY SECURITIES 34.6%
Federal Farm Credit
    Bank, 7/17/2002                                          1.73      500,000     499,620
Federal Home Loan
   Bank, 7/10/2002                                           1.74    1,000,000     999,570
Federal Home Loan
   Mortgage, 8/21/2002                                       1.74      500,000     498,782
Federal National Mortgage
   Association, 7/2/2002                                     1.75    1,000,000     999,952
                                                                                ----------
Total US Government Agency Securities
   (Cost $2,997,924)                                                             2,997,924
                                                                                ----------
TOTAL US GOVERNMENT AND GOVERNMENT
   AGENCY SECURITIES
   (Cost $4,995,567)                                                             4,995,567
                                                                                ----------
REPURCHASE AGREEMENT 21.9%
   (Cost $1,900,000)
State Street Bank & Trust, 1.81%, dated
   6/28/2002, maturing 7/1/2002, collateralized
   by: $1,965,000 US Treasury Bills, 9/19/2002, with
   a fair market value of $1,957,631                         1.84%  $1,900,000  $1,900,000
                                                                                ----------
COMMERCIAL PAPER 19.6%
AIG Funding, 8/2/2002                                        1.78      400,000     399,374
American Express Credit, 9/3/2002                            1.77      400,000     398,756
General Electric Capital, 8/12/2002                          1.76      400,000     399,188

Wells Fargo Financial, 7/25/2002                             1.81      500,000     499,403
                                                                                ----------
TOTAL COMMERCIAL PAPER
   (Cost $1,696,721)                                                             1,696,721
                                                                                ----------
TOTAL INVESTMENTS 99.1%
   (Cost $8,592,288)                                                             8,592,288
OTHER ASSETS
   LESS LIABILITIES 0.9%                                                            77,776
                                                                                ----------
NET ASSETS 100.0%                                                               $8,670,064
                                                                                ==========

----------
See  Notes  to  Financial  Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS  OF  INVESTMENTS  (UNAUDITED)  (CONTINUED)
--------------------------------------------------------------------------------

SELIGMAN  COMMON  STOCK  PORTFOLIO




                                           SHARES     VALUE
                                           ------  -----------
COMMON STOCKS 99.6%
CAPITAL GOODS 14.7%
Donaldson                                   7,300  $   255,792
General Dynamics                            3,000      319,050
General Electric                           21,440      622,832
Harsco                                      6,100      228,750
Illinois Tool Works                         3,000      204,900
Lockheed Martin                            10,100      701,950
Raytheon                                   11,600      472,700
                                                   -----------
                                                     2,805,974
                                                   -----------
CHEMICALS 2.3%
Air Products and Chemicals                  8,740      441,108
                                                   -----------
COMMERCIAL SERVICES AND SUPPLIES 0.5%
Herman Miller                               4,900       99,446
                                                   -----------
COMMUNICATIONS EQUIPMENT 0.6%
Cisco Systems*                              8,400      117,138
                                                   -----------
COMPUTERS AND PERIPHERALS 1.0%
International Business Machines             2,590      186,480
                                                   -----------
CONSTRUCTION MATERIALS 1.1%
Martin Marietta Materials                   5,400      210,600
                                                   -----------
CONSUMER DURABLES
AND APPAREL 1.0%
Callaway Golf                              12,200      193,248
                                                   -----------
CONSUMER STAPLES 8.2%
Coca-Cola                                   4,820      269,920
Gillette                                    5,000      169,350
Kraft Foods (Class A)                      10,190      417,280
Oakley*                                    15,000      261,000
Philip Morris                               4,520      197,434
Procter & Gamble                            2,700      241,110
                                                   -----------
                                                     1,556,094
                                                   -----------
ELECTRONIC EQUIPMENT AND INSTRUMENTS 0.5%
Amphenol (Class A)*                         2,500       90,000
                                                   -----------
ENERGY 10.2%
Anadarko Petroleum                          4,200  $   207,060
Conoco                                     13,800      383,640
Exxon Mobil                                17,070      698,504
Nabors Industries*                          6,300      222,390
Noble Energy                                5,900      212,695
Sunoco                                      6,200      220,906
                                                   -----------
                                                     1,945,195
                                                   -----------
FINANCIALS 19.5%
American International Group                5,670      386,864
BB&T                                        9,100      351,260
Chubb                                       6,930      490,644
Citigroup                                  21,390      828,863
J.P. Morgan Chase                          16,200      549,504
Raymond James Financial                    12,900      367,263
St. Paul Companies                          4,600      179,032
State Street Bank & Trust                   3,400      151,980
XL Capital (Class A) (Bermuda)              4,930      417,571
                                                   -----------
                                                     3,722,981
                                                   -----------
HEALTH CARE 11.0%
AdvancePCS*                                 3,700       88,596
Allergan                                    1,560      104,130
Baxter International                       10,860      482,727
Immunex*                                   15,400      343,959
Johnson & Johnson                           7,520      392,995
Pfizer                                     11,710      409,850
Wyeth                                       5,400      276,480
                                                   -----------
                                                     2,098,737
                                                   -----------
HOTELS, RESTAURANTS AND LEISURE 2.5%
Outback Steakhouse*                         6,800      238,680
Starwood Hotels & Resorts Worldwide         7,220      237,466
                                                   -----------
                                                       476,146
                                                   -----------
MEDIA 5.0%
AOL Time Warner*                            7,220      106,206
Clear Channel Communications*               5,900      188,918
Knight Ridder                               3,600      226,620
Metro-Goldwyn-Mayer*                        7,100       83,070
Viacom (Class B)*                           7,870      349,192
                                                   -----------
                                                       954,006
                                                   -----------
----------
*Non-income  producing  security.
See  Notes  to  Financial  Statements.

                                        12

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                                   June 30, 2002
--------------------------------------------------------------------------------

SELIGMAN  COMMON  STOCK  PORTFOLIO (continued)

                                           SHARES     VALUE
                                           ------  -----------
METALS AND MINING 1.8%
Peabody Energy                             11,900  $   336,770
                                                   -----------
PAPER AND FOREST PRODUCTS 3.9%
Bowater                                     5,320      289,248
Weyerhaeuser                                7,210      460,359
                                                   -----------
                                                       749,607
                                                   -----------
RETAILING 5.5%
American Eagle Outfitters*                  9,200      194,442
May Department Stores                       9,240      304,273
Wal-Mart Stores                             9,990      549,550
                                                   -----------
                                                     1,048,265
                                                   -----------
SEMICONDUCTOR EQUIPMENT
AND PRODUCTS 2.4%
Applied Materials*                          5,000       95,450
Intel                                       9,330      170,506
LSI Logic*                                 10,700       93,625
Maxim Integrated Products*                  2,300       88,147
                                                   -----------
                                                       447,728
                                                   -----------
SOFTWARE AND SERVICES 2.8%
Microsoft*                                  9,960  $   544,115
                                                   -----------
TELECOMMUNICATION SERVICES 2.0%
SBC Communications                         12,598      384,239
                                                   -----------
UTILITIES 3.1%
Dominion Resources                          5,400      357,480
Southern                                    8,500      232,900
                                                   -----------
                                                       590,380
                                                   -----------
TOTAL INVESTMENTS 99.6%
   (Cost $19,739,456)                               18,998,257
OTHER ASSETS LESS LIABILITIES 0.4%
                                                        76,899
                                                   -----------
NET ASSETS 100.0%                                  $19,075,156
                                                   ===========

--------------------------------------------------------------------------------

SELIGMAN  COMMUNICATIONS  AND  INFORMATION  PORTFOLIO

COMMON  STOCKS  89.8%

                                                         SHARES        VALUE
                                                      ------------  -----------
AEROSPACE AND DEFENSE -- 2.2%
General Dynamics*                                            6,100  $   648,735
L-3 Communications Holdings*                                10,200      550,800
Lockheed Martin                                             10,300      715,850
                                                                    -----------
                                                                      1,915,385
                                                                   ------------
APPLICATION SOFTWARE -- 19.1%
Autodesk                                                   227,400    3,014,187
Cadence Design Systems*                                    174,400    2,811,328
Cognos*                                                     20,500      455,100
J.D. Edwards*                                               41,000      499,995
Mentor Graphics*                                            30,500      433,862
NetIQ*                                                      49,700    1,123,220
Printcafe Software*                                         10,000       50,300
Rational Software*                                          51,400      421,737
Synopsys*                                                  130,976  $ 7,202,370
Verisity*                                                   22,000      381,370
                                                                    -----------
                                                                     16,393,469
                                                                   ------------
CAPITAL GOODS -- 0.8%
Varian*                                                     20,500      676,397
                                                                    -----------
COMMERCIAL SERVICES AND SUPPLIES -- 1.4%
Career Education*                                            4,100      184,480
Education Management*                                        6,300      256,536
First Data                                                  13,400      498,480
Hewitt Associates (Class A)*                                 4,200       97,860
Ticketmaster (Class B)*                                     10,700      200,143
                                                                    -----------
                                                                      1,237,499
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 2.4%
Cisco Systems*                                             103,800    1,447,491
Polycom*                                                    51,500      616,712
                                                                    -----------
                                                                      2,064,203
                                                                   ------------

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS  OF  INVESTMENTS  (UNAUDITED)  (CONTINUED)
--------------------------------------------------------------------------------

SELIGMAN  COMMUNICATIONS  AND  INFORMATION  PORTFOLIO (continued)

                                                         SHARES        VALUE
                                                      ------------  -----------

                                                         SHARES        VALUE
                                                      ------------  -----------
COMPUTERS AND PERIPHERALS -- 5.9%
Avocent*                                                     8,700  $   138,722
Itron*                                                         800       20,956
Lexmark International (Class A)*                            89,700    4,879,680
                                                                    -----------
                                                                      5,039,358
                                                                  ------------
ELECTRONIC EQUIPMENT
   AND INSTRUMENTS -- 5.3%
Amphenol (Class A)*                                         25,700      925,200
Celestica*                                                   5,700      129,447
Flextronics International* (Singapore)                      24,200      172,425
Millipore*                                                  20,500      655,590
Orbotech* (Israel)                                          59,400    1,348,974
Sanmina-SCI*                                                41,100      259,136
Waters*                                                     39,000    1,041,300
                                                                    -----------
                                                                      4,532,072
                                                                  ------------
ENTERTAINMENT SOFTWARE -- 7.2%
Activision*                                                 30,600      889,083
Electronic Arts*                                            35,900    2,371,195
Take-Two Interactive Software*                              21,000      432,180
THQ*                                                        81,900    2,442,668
                                                                    -----------
                                                                      6,135,126
                                                                  ------------
HEALTH CARE EQUIPMENT AND SUPPLIES -- 1.0%
Apogent Technologies*                                       20,800      427,856
CTI Molecular Imaging*                                       7,200      165,132
STERIS*                                                     14,500      277,095
                                                                    -----------
                                                                        870,083
                                                                  ------------
IT CONSULTING AND SERVICES -- 15.2%
Accenture (Class A)                                         40,800      775,200
Amdocs*                                                    166,000    1,253,300
CSG Systems International*                                 102,500    1,962,363
Electronic Data Systems                                     72,200    2,682,230
KPMG Consulting*                                            25,600      380,288
Sabre Holdings (Class A)*                                   61,600    2,205,280
SunGard Data Systems*                                      143,400    3,797,232
                                                                    -----------
                                                                     13,055,893
                                                                  ------------
MEDIA -- 3.6%
Clear Channel Communications*                               82,000    2,625,640
Pixar*                                                      10,200      452,013
                                                                    -----------
                                                                      3,077,653
                                                                  ------------
PHARMACEUTICALS
   AND BIOTECHNOLOGY -- 1.3%
Affymetrix*                                            30,800 shs.  $   740,586
Charles River Laboratories International*                   10,400      364,520
                                                                    -----------
                                                                      1,105,106
                                                                    -----------
SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 7.5%                47,000      456,840
Advanced Micro Devices*                                    186,600    1,161,585
Amkor Technology*                                           40,700      255,189
Atmel*                                                      20,600      500,580
Electro Scientific Industries*                              72,000    1,261,800
ESS Technology*                                             30,800      754,138
FEI*                                                        40,900      824,953
Integrated Circuit Systems*                                 30,800      658,350
Intersil (Class A)*                                         36,800      325,864
Microtune*                                                  20,600      212,077
                                                                    -----------
O2Micro International*                                                6,411,376
                                                                   ------------

SYSTEMS SOFTWARE -- 16.9%                                   81,900    1,359,540
BMC Software*                                               62,300      375,046
Citrix Systems*                                            143,500    2,280,215
Computer Associates International                           89,000    4,862,070
Microsoft*                                                 171,900    5,646,915
                                                                    -----------
Symantec*                                                            14,523,786
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $100,540,197)                                               77,037,406
REPURCHASE AGREEMENT -- 9.8%
   (Cost $8,400,000)
State Street Bank & Trust, 1.81%, dated 6/28/2002,
   maturing 7/1/2002, collateralized by: $8,685,000
   US Treasury Bills, 9/19/2002,
   with a fair market value of  $8,652,431            $ 8,400,000    8,400,000
                                                                     ---------
TOTAL INVESTMENTS -- 99.6%
   (Cost $108,940,197)                                 85,437,406
OTHER ASSETS
   LESS LIABILITIES -- 0.4%                                           312,686
                                                                  -----------
NET ASSETS -- 100.0%                                              $85,750,092
                                                                  ===========

----------
*Non-income  producing  security.
See  Notes  to  Financial  Statements.


                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                                   June 30, 2002
--------------------------------------------------------------------------------

SELIGMAN  FRONTIER  PORTFOLIO

                                                 SHARES      VALUE
                                              ------------  --------
COMMON STOCKS -- 96.7%
AUTOMOBILES AND COMPONENTS -- 1.2%
American Axle & Manufacturing Holdings*             2,100   $ 62,454
Tower Automotive*                                   4,300     59,985
                                                            --------
                                                            122,439
                                                        ------------
CAPITAL GOODS -- 1.9%
Aeroflex*                                           8,700     60,378
DRS Technologies*                                   2,300     98,325
EDO                                                 1,600     45,600
                                                            --------
                                                            204,303
                                                        ------------
CHEMICALS -- 1.4%
OM Group                                            2,400    148,800
                                                            --------
COMMERCIAL SERVICES AND SUPPLIES -- 13.3%
Career Education*                                   4,700    211,477
Corinthian Colleges*                                5,020    170,253
Corporate Executive Board (The)*                    4,000    136,980
CoStar Group*                                       2,860     57,415
DeVry*                                              1,500     34,260
Education Management*                               1,400     57,008
Hewitt Associates (Class A)*                          600     13,980
Iron Mountain*                                      7,500    231,375
Medical Staffing Network Holdings*                  2,200     53,900
Resources Connection*                               5,150    139,024
Waste Connections*                                  6,750    210,904
Watson Wyatt Holdings (Class A)*                    3,300     79,926
                                                            --------
                                                          1,396,502
                                                        ------------
COMMUNICATIONS EQUIPMENT -- 2.0%
Adaptec*                                           12,020     95,499
Microtune*                                          7,000     61,985
Powerwave Technologies*                             5,900     54,014
                                                            --------
                                                            211,498
                                                        ------------
CONSUMER STAPLES -- 3.8%
Duane Reade*                                        5,100    173,655
Oakley*                                             7,050    122,670
Performance Food Group*                             2,965    100,380
                                                            --------
                                                            396,705
                                                        ------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 0.8%
Cognex*                                             3,000   $ 60,090
Plexus*                                             1,570     28,425
                                                            --------
                                                             88,515
                                                        ------------
ENERGY -- 13.1%
Chesapeake Energy                                  12,900     92,880
National                                            4,400     92,620
PattersonEnergy*                                    6,800    191,964
Pioneer Natural Resources*                         12,800    333,440
Smith International*                                1,855    126,492
Spinnaker Exploration*                              5,150    185,503
XTO Energy                                         17,300    356,380
                                                            --------
                                                          1,379,279
                                                        ------------
FINANCIALS -- 7.4%
Affiliated Managers Group*                          1,800    110,700
American Capital Strategies                         6,700    184,015
Arch Capital Group*                                 2,100     59,000
Brown & Brown                                       2,300     72,450
East West Bancorp                                   2,100     72,482
Gallagher (Arthur J.)                               1,700     58,905
Gladstone Capital                                   3,600     64,962
New York Community Bancorp                          2,100     56,017
UCBH Holdings                                       2,600     99,034
                                                            --------
                                                            777,565
                                                        ------------
HEALTH CARE EQUIPMENT AND SUPPLIES -- 1.8%
Integra LifeSciences*                               3,400     73,933
SonoSite*                                           3,700     53,410
Thoratec*                                           6,400     57,440
                                                            --------
                                                            184,783
                                                        ------------
HEALTH CARE PROVIDERS AND SERVICES -- 7.1%
Alliance Imaging*                                   7,500    101,250
Apria Healthcare Group*                             5,170    115,808
Community Health Systems*                           4,510    120,868
Health Net*                                           800     21,416
Priority Healthcare (Class B)*                      5,100    119,773
Schein (Henry)*                                     1,500     66,743
Select Medical*                                     7,600    119,016
Universal Health Services (Class B)*                1,600     78,400
                                                            --------
                                                            743,274
                                                        ------------

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS  OF  INVESTMENTS  (UNAUDITED)  (CONTINUED)
--------------------------------------------------------------------------------

SELIGMAN  FRONTIER  PORTFOLIO (continued)

                                                 SHARES      VALUE
                                              ------------  --------
HOTELS, RESTAURANTS AND LEISURE -- 5.1%
Alliance Gaming*                                    3,800   $ 47,405
Ameristar Casinos*                                  2,600     75,543
Cheesecake Factory (The)*                           2,600     92,235
Four Seasons Hotels (Canada)                          600     28,140
RARE Hospitality International*                     4,200    113,085
Sonic*                                                200      6,281
Station Casinos*                                   10,000    178,500
                                                            --------
                                                            541,189
                                                            --------
MEDIA -- 1.6%
Cox Radio (Class A)*                                6,900    166,290
                                                            --------
OFFICE ELECTRONICS -- 0.5%
Zebra Technologies (Class A)*                       1,200     57,858
                                                            --------
PHARMACEUTICALS AND BIOTECHNOLOGY -- 10.2%
Alexion Pharmaceuticals*                            3,900     59,065
ArQule*                                             4,500     29,678
Cell Genesys*                                       4,300     59,189
Charles River Laboratories International*           1,700     59,585
CuraGen*                                            3,900     21,977
CV Therapeutics*                                    3,100     57,737
Endo Pharmaceuticals Holdings*                      6,300     44,006
Enzon*                                              4,040    101,444
Eon Labs*                                           2,300     40,906
First Horizon Pharmaceutical*                       2,100     43,270
Isis Pharmaceuticals*                               6,900     64,791
Medarex*                                            7,500     55,838
Medicis Pharmaceutical (Class A)*                   2,300     98,348
OSI Pharmaceuticals*                                1,400     34,062
SangStat Medical*                                   4,000     91,940
Serologicals*                                       2,700     49,396
SICOR*                                              5,330     98,872
Transkaryotic Therapies*                            1,885     67,945
                                                            --------
                                                           1,078,049
                                                            --------
RETAILING -- 7.7%
Advance Auto Parts*                                 1,880   $102,479
Big Lots*                                           6,385    125,657
Charming Shoppes*                                   7,000     60,480
Christopher & Banks*                                3,000    126,825
Fred's                                                800     29,124
Hollywood Entertainment*                            3,100     64,154
Hughes Supply                                       1,600     71,840
J. Jill Group*                                        500     18,940
MSC Industrial Direct (Class A)                     6,000    117,000
NetFlix*                                              400      5,598
PETCO Animal Supplies*                                700     17,433
Wet Seal (The) (Class A)*                           3,000     72,990
                                                            --------
                                                            812,520
                                                            --------
SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 4.6%
Amkor Technology*                                   5,800     36,105
ANADIGICS*                                          4,500     36,900
ATMI*                                               1,400     31,290
Cirrus Logic*                                       7,500     55,425
Credence Systems*                                   3,000     53,295
Exar*                                               4,600     90,689
FEI*                                                3,100     75,903
MKS Instruments*                                    1,700     33,992
Silicon Image*                                      7,100     43,310
Vitesse Semiconductor*                             10,100     31,260
                                                            --------
                                                            488,169
                                                            --------
SOFTWARE AND SERVICES -- 10.7%
Activision*                                         6,950    201,932
Actuate*                                            7,100     31,914
Acxiom*                                             5,400     94,473
Agile Software*                                    11,810     86,863
CACI International (Class A)*                       2,000     76,200
Documentum*                                         7,050     85,975
J.D. Edwards*                                       9,995    121,889
Informatica*                                        8,000     56,680
Manugistics Group*                                  6,430     39,287
NetIQ*                                              3,800     85,880
THQ*                                                8,025    239,346
                                                            --------
                                                          1,120,439
                                                            --------

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                                   June 30, 2002
--------------------------------------------------------------------------------

SELIGMAN  FRONTIER  PORTFOLIO (continued)

                                                 SHARES      VALUE
                                              ------------  --------
TELECOMMUNICATION SERVICES -- 0.9%
West*                                               4,100   $ 90,138
                                                            --------
TRANSPORTATION -- 1.6%
JetBlue Airways*                                    1,800     81,963
SkyWest                                             3,900     91,201
                                                            --------
                                                            173,164
                                                            --------
TOTAL COMMON STOCKS
   (Cost $10,063,568)                                    10,181,479
                                                        ------------
REPURCHASE AGREEMENT -- 4.7%
   (Cost $490,000)                            $   490,000   $490,000
                                                            --------
TOTAL INVESTMENTS -- 101.4%
   (Cost $10,553,568)                                    10,671,479
OTHER ASSETS
    LESS LIABILITIES -- (1.4)%                             (145,494)
                                                        ------------
NET ASSETS -- 100.0%                                    $10,525,985
                                                        ============

--------------------------------------------------------------------------------
SELIGMAN  GLOBAL  GROWTH  PORTFOLIO


                                                 SHARES    VALUE
                                                 ------  ----------
COMMON STOCKS -- 91.6%
AUSTRALIA -- 4.5%

Commonwealth Bank of Australia* (Banks)           3,300  $   61,186
News Corp. (ADRs) (Media)                         2,000      45,860
Woolworths  (Consumer Staples)                    7,800      57,752
                                                         ----------
                                                            164,798
                                                         ----------
AUSTRIA -- 1.0%
Mayr-Melnhof Karton (Containers and Packaging)      500      35,995
                                                         ----------
CANADA -- 1.5%
Barrick Gold (Metals and Mining)                  2,900      55,071
                                                         ----------
FINLAND -- 2.4%
Nokia (ADRs) (Communications  Equipment)          2,800      40,544
UPM-Kymmene (Paper and Forest Products)           1,200      47,150
                                                         ----------
                                                             87,694
                                                         ----------
FRANCE -- 5.2%
Aventis (Health Care)                               950  $   67,191
Caisse Nationale de Cr dit Agricole (Banks)       2,750      60,993
Carrefour* (Consumer Staples)                       900      48,617
Dassault Systemes (Software and Services)           300      13,677
                                                         ----------
                                                            190,478
                                                         ----------
GERMANY -- 5.5%
Allianz (Insurance)                                 250      50,384
Bayerische Motoren Werke "BMW"
   (Automobiles and Components)                     350      14,183
Deutsche Bank* (Banks)                              800      55,608
E.ON (Utilities)                                  1,200      69,495
SAP (Software and Services)                         150      14,675
                                                         ----------
                                                            204,345
                                                         ----------

HONG KONG -- 2.6%
CNOOC (Energy)                                   36,500      48,902
Hutchison Whampoa (Capital Goods)                 3,100      23,151
Sun Hung Kai Properties (Real Estate)             3,000      22,789
                                                         ----------
                                                             94,842
                                                         ----------

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS  OF  INVESTMENTS  (UNAUDITED)  (CONTINUED)
--------------------------------------------------------------------------------

SELIGMAN  GLOBAL  GROWTH  PORTFOLIO (continued)




                                                 SHARES    VALUE
                                                 ------  ----------

IRELAND -- 1.4%
Bank of Ireland (Banks)                           4,048  $   50,318
                                                         ----------
ISRAEL -- 1.8%
Teva Pharmaceutical Industries
(ADRs) (Health Care)                              1,000      66,780
                                                         ----------
ITALY -- 2.2%
ENI (Energy)                                      5,150      81,733
                                                         ----------
JAPAN -- 8.5%
Canon (Office Electronics)                          700      26,455
East Japan Railway (Transportation)                   3      14,041
Hankyu Department Stores (Retailing)              6,000      45,651
Honda Motor (Automobiles and Components)          1,800      72,982
Nomura Holdings (Diversified Financials)          2,000      29,366
Sony (Consumer Durables and Apparel)              1,000      52,809
Takeda Chemical Industries (Health Care)          1,000      43,883
Toyota Motor (Automobiles and Components)         1,000      26,530
                                                         ----------
                                                            311,717
                                                         ----------
MEXICO -- 1.0%
Tubos de Acero de M xico
"TAMSA" (ADRs) (Energy)                           4,200      38,640
                                                         ----------
NETHERLANDS -- 4.2%
Akzo Nobel* (Chemicals)                           1,100      47,808
ASM International*
   (Semiconductor Equipment and Products)         1,400      24,150
Reed Elsevier* (Media)                            3,200      43,531
Unilever (ADRs) (Consumer Staples)                  600      38,880
                                                         ----------
                                                            154,369
                                                         ----------
RUSSIA -- 0.8%
Surgutneftegaz (ADRs)* (Energy)                   1,600      31,280
                                                         ----------
SOUTH KOREA -- 0.7%
Samsung Electronics (Semiconductor
Equipment and Products)                              90      24,614
                                                         ----------
SPAIN -- 2.8%
Banco Bilbao Vizcaya Argentaria (Banks)           4,950  $   55,870
Banco Popular Espa ol (Banks)                     1,075      47,442
                                                         ----------
                                                            103,312
                                                         ----------
SWITZERLAND -- 5.4%
Credit Suisse Group (Banks)                         800      25,344
Novartis (Health Care)                            1,400      61,435
Serono (Health Care)                                 60      39,464
Swiss Re (Insurance)                                500      48,776
Syngenta (Chemicals)                                400      23,989
                                                         ----------
                                                            199,008
                                                         ----------
UNITED KINGDOM -- 9.6%
Barclays Bank (Banks)                             4,000      33,664
BP (ADRs) (Energy)                                1,300      65,637
British Sky Broadcasting (Media)                  1,300      12,467
Centrica (Utilities)                             12,650      39,152
CGNU (Insurance)                                  1,400      11,260
Diageo (Consumer Staples)                         4,925      63,976
GlaxoSmithKline* (Health Care)                      679      14,680
GlaxoSmithKline (ADRs) (Health Care)                800      34,512
Royal Bank of Scotland Group (Banks)              2,691      76,313
                                                         ----------
                                                            351,661
                                                         ----------
UNITED STATES -- 30.5%
Amgen* (Health Care)                              1,300      54,451
AOL Time Warner* (Media)                          3,500      51,485
Boeing (Capital Goods)                              700      31,500
CIENA* (Communications Equipment)                 6,000      25,110
Cisco Systems* (Communications Equipment)         6,000      83,670
Citigroup (Diversified Financials)                  600      23,250
CNET Networks* (Software and Services)            5,300      10,574
Coca-Cola (Consumer Staples)                      1,200      67,200
Dow Chemical* (Chemicals)                         2,600      89,388
Hilton Hotels (Hotels, Restaurants and Leisure)   8,200     113,980
Honeywell International (Capital Goods)           1,700      59,891


                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                                   June 30, 2002
--------------------------------------------------------------------------------

SELIGMAN  GLOBAL  GROWTH  PORTFOLIO (continued)


                                                 SHARES    VALUE
                                                 ------  ----------
UNITED STATES (continued)
Intel (Semiconductor
Equipment and Products)                           3,500  $   63,963
International Business Machines
(Computers and Peripherals)                         500      36,000
Johnson & Johnson
(Health Care)                                       800      41,808
Lilly (Eli) (Health Care)                         1,000      56,400
MedImmune* (Health Care)                          2,000      52,790
Medtronic (Health Care)                           1,600      68,560
Microsoft*
(Software and Services)                           1,200      65,556
Pfizer (Health Care)                              1,900      66,500
Robert Half International*
(Commercial Services
and Supplies)                                     2,500      58,250
                                                         ----------
                                                          1,120,326
                                                         ----------
Total Common Stocks
(Cost $3,649,235)                                         3,366,981
                                                         ----------
PREFERRED STOCKS -- 0.3%
(Cost $13,347)
AUSTRALIA -- 0.3%
News Corp. (Media)                                2,600  $   11,975
                                                         ----------
Total Investments -- 91.9%
(Cost $3,662,582)                                         3,378,956
Other Assets
Less Liabilities -- 8.1%                                    297,201
                                                         ----------
Net Assets -- 100.0%                                     $3,676,157
                                                         ==========

--------------------------------------------------------------------------------


SELIGMAN  GLOBAL  SMALLER  COMPANIES  PORTFOLIO

                                                 SHARES    VALUE
                                                 ------  ----------
COMMON STOCKS - 95.4%
AUSTRALIA - 1.4%
Billabong International (Media)                  8,670  $   43,740
Foodland Associated (Consumer Staples)           4,540      48,313
MIA Group (Health Care Providers and Services)  56,817      29,112
                                                        ----------
                                                           121,165
                                                        ----------
AUSTRIA - 0.6%
Telekom Austria*
   (Telecommunication Services)                  6,000      48,026
                                                        ----------
BELGIUM - 0.8%
Omega Pharma (Health Care
   Equipment and Supplies)                       1,572      70,274
                                                        ----------
CANADA - 0.7%
Dofasco* (Metals and Mining)                       550      11,143
EXFO Electro-Optical Engineering*
   (Electronic Equipment and Instruments)          450       1,019
CANADA (continued)
Four Seasons Hotels (Hotels,
Restaurants and Leisure)                           300  $   14,070
Sierra Wireless*
(Communications Equipment)                         450       1,511
SNC-Lavalin Group
   (Capital Goods)                                 900      20,741
Sun Life Financial Services*
   (Financials)                                    605      13,114
                                                        ----------
                                                            61,598
                                                        ----------
DENMARK - 0.7%
Group 4 Falck* (Commercial
   Services and Supplies)                        1,800      62,111
                                                        ----------
FINLAND - 0.9%
Instrumentarium (Health Care
   Equipment and Supplies)                         586      14,759
Kone (Capital Goods)                             2,160      63,877
                                                        ----------
                                                            78,636
                                                        ----------
FRANCE - 3.8%
Alten* (Software and Services)                   4,881      52,926

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS  OF  INVESTMENTS  (UNAUDITED)  (CONTINUED)
--------------------------------------------------------------------------------

SELIGMAN  GLOBAL  SMALLER COMPANIES  PORTFOLIO (continued)

                                                 SHARES    VALUE
                                                 ------  ----------
FRANCE (continued)
Carbone Lorraine
   (Capital Goods)                               1,371  $   42,706
Elior (Hotels, Restaurants
   and Leisure)                                  7,000      56,789
Financiere Marc de Lacharriere
Fimalac* (Consumer
   Durables and Apparel)                         1,073      49,184
M didep* (Health Care
   Providers and Services)                       2,487      61,044
Pinguely-Haulotte
   (Capital Goods)                               4,950      39,719
Transiciel
   (Software and Services)                       1,480      26,333
                                                        ----------
                                                           328,701
                                                        ----------
GERMANY - 3.3%
Aareal Bank* (Financials)                            7         112
BERU (Automobiles
   and Components)                                 827      43,369
Celanese (Chemicals)                             1,518      35,329
FJA (Electronic Equipment
   and Instruments)                              1,131      37,906
Fraport (Transportation)                         2,000      46,725
GfK (Commercial Services
   and Supplies)                                 2,480      46,082
Mediclin (Health Care
   Providers and Services)                       3,206      11,662
Medion (Retailing)                               1,500      54,709
Senator Entertainment*
   (Media)                                          90         113
Techem* (Commercial
   Services and Supplies)                          411       5,348
                                                        ----------
                                                           281,355
                                                        ----------
HONG KONG - 2.0%
Caf  de Coral Holdings (Hotels,
   Restaurants and Leisure)                     44,000      34,129
China Insurance International
   Holdings (Financials)                        72,000      34,616
Convenience Retail Asia*
   (Consumer Staples)                           64,000      23,796
Giordano International
   (Retailing)                                  68,000      41,848
TechTronic Industries
   (Consumer Durables
   and Apparel)                                 44,000      37,514
                                                        ----------
                                                           171,903
                                                        ----------
IRELAND - 0.9%
Depfa Bank (Financials)                              7  $      386
Jurys Doyle Hotel Group (Hotels,
   Restaurants and Leisure)                      5,000      50,273
Ryanair Holdings*
   (Transportation)                              4,675      28,802
                                                        ----------
                                                            79,461
                                                        ----------
ITALY - 2.0%
Amplifon (Health Care
Equipment and Supplies)                          2,600      61,024
Ferretti (Capital Goods)                        19,171      67,465
Italgas* (Utilities)                             4,225      46,854
                                                        ----------
                                                           175,343
                                                        ----------
JAPAN - 7.5%
Asatsu-DK (Media)                                3,100      67,501
FamilyMart (Consumer Staples)                    1,500      36,291
Koa (Electronic Equipment
   and Instruments)                              7,400      63,588
Kobayashi Pharmaceutical
   (Health Care Providers
   and Services)                                 2,100      84,971
KOKUSAI Securities (Financials)                 14,000      81,175
Konami Sports (Commercial
   Services and Supplies)                        2,400      64,272
Moshi Moshi Hotline (Media)                        500      47,303
OBIC (Software and Services)                       300      65,073
Taiyo Ink Manufacturing
   (Chemicals)                                   1,900      70,696
Tokyo Steel Manufacturing
   (Metals and Mining)                          18,500      68,064
                                                        ----------
                                                           648,934
                                                        ----------
NETHERLANDS - 1.7%
New Skies Satellites*
   (Telecommunication Services)                  9,500      47,291
United Services Group
   (Commercial Services
   and Supplies)                                 2,678      53,061
Van der Moolen Holding
   (Financials)                                  2,222      46,873
                                                        ----------
                                                           147,225
                                                        ----------

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                                   June 30, 2002
--------------------------------------------------------------------------------

SELIGMAN  GLOBAL  SMALLER COMPANIES  PORTFOLIO (continued)

                                                 SHARES    VALUE
                                                 ------  ----------
SINGAPORE - 0.3%
Venture Manufacturing
   (Electronic Equipment
   and Instruments)                              3,200  $   25,546
                                                        ----------
SOUTH KOREA - 0.7%
Intelligent Digital Integrated
   Securities (Electronic
   Equipment and Instruments)                    1,706      24,392
Lotte Confectionary
   (Consumer Staples)                               70      37,997
                                                        ----------
                                                            62,389
                                                        ----------
SPAIN - 3.9%
Actividades de Construcci n
   y Servicios (Capital Goods)                   1,850      59,451
Aldeasa (Retailing)                              3,100      49,627
Aurea Concesiones de
   Infraestructuras del Estado
   (Transportation)                              2,039      46,731
Bar n de Ley*
   (Consumer Staples)                            2,900      84,560
Compa ia de Distribuci n
   Integral Logista (Media)                      2,900      53,314
Metrovacesa (Financials)                         1,947      40,247
                                                        ----------
                                                           333,930
                                                        ----------
SWITZERLAND - 1.8%
Kaba Holding (Capital Goods)                         2         429
Schindler Holding
   (Capital Goods)                                 200      36,205
Swisslog Holding
   (Capital Goods)                               2,200      29,574
Swisslog Holding (Warrants)
   (Capital Goods)                               2,200         295
Tecan Group (Health Care
   Equipment and Supplies)                         900      35,541
Unilabs (Health Care
   Providers and Services)                       1,928      51,706
                                                        ----------
                                                           153,750
                                                        ----------
UNITED KINGDOM - 7.5%
AMEC (Capital Goods)                             8,000      51,045
Ashtead Group (Financials)                      71,600      47,148
Capita Group (Commercial
   Services and Supplies)                        9,000      42,812
Eidos* (Software and Services)                  15,000      29,273
Enterprise Inns (Hotels,
   Restaurants and Leisure)                      8,050  $   63,208
Fitness First* (Hotels,
   Restaurants and Leisure)                      6,000      32,749
William Hill* (Hotels,
   Restaurants and Leisure)                      2,509      10,137
Hit Entertainment (Media)                       11,000      45,072
Informa Group (Media)                           11,900      37,829
Interserve (Capital Goods)                       7,100      48,875
Marlborough Stirling
   (Commercial Services
   and Supplies)                                23,000      37,637
MyTravel (Hotels,
   Restaurants and Leisure)                     20,300      47,586
National Express Group
   (Transportation)                              5,100      45,099
PizzaExpress (Hotels,
   Restaurants and Leisure)                      4,220      29,918
Sanctuary Group (Media)                         18,170      13,391
J.D. Wetherspoon (Hotels,
   Restaurants and Leisure)                     10,000      47,569
Xansa (Software and Services)                   12,476      19,782
                                                        ----------
                                                           649,130
                                                        ----------
UNITED STATES - 54.9%
Activision*
   (Software and Services)                       3,200      92,976
Actuate*
   (Software and Services)                       3,300      14,834
Acxiom*
   (Software and Services)                       2,600      45,487
Adaptec*
   (Communications Equipment)                    5,630      44,730
Advance Auto Parts*
   (Retailing)                                     880      47,969
Aeroflex* (Capital Goods)                        4,100      28,454
Affiliated Managers Group*
   (Financials)                                    700      43,050
Agile Software*
   (Software and Services)                       5,605      41,225
Alexion Pharmaceuticals*
   (Pharmaceuticals
   and Biotechnology)                            1,800      27,261
Alliance Gaming* (Hotels,
   Restaurants and Leisure)                      1,600      19,960

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS  OF  INVESTMENTS  (UNAUDITED)  (CONTINUED)
--------------------------------------------------------------------------------

SELIGMAN  GLOBAL  SMALLER COMPANIES  PORTFOLIO (continued)

                                                 SHARES    VALUE
                                                 ------  ----------
UNITED STATES (continued)
Alliance Imaging* (Health Care
   Providers and Services)                       3,500  $   47,250
American Axle & Manufacturing
   Holdings* (Automobiles
   and Components)                                 900      26,766
American Capital Strategies
   (Financials)                                  3,200      87,888
Ameristar Casinos* (Hotels,
   Restaurants and Leisure)                      1,100      31,960
Amkor Technology*
   (Semiconductor Equipment
   and Products)                                 2,800      17,430
ANADIGICS* (Semiconductor
   Equipment and Products)                       2,100      17,220
Apria Healthcare Group*
   (Health Care Providers
   and Services)                                 2,510      56,224
Arch Capital Group*
   (Financials)                                  1,000      28,095
ArQule* (Pharmaceuticals
   and Biotechnology)                            2,100      13,850
ATMI* (Semiconductor
   Equipment and Products)                         700      15,645
Big Lots* (Retailing)                            2,995      58,942
Brown & Brown (Financials)                       1,100      34,650
CACI International (Class A)*
   (Software and Services)                       1,000      38,100
Career Education* (Commercial
   Services and Supplies)                        2,100      94,489
Cell Genesys* (Pharmaceuticals
   and Biotechnology)                            2,000      27,530
Charles River Laboratories
   International* (Pharmaceuticals
   and Biotechnology)                              800      28,040
Charming Shoppes* (Retailing)                    3,100      26,784
Cheesecake Factory (The)* (Hotels
   Restaurants and Leisure)                      1,200      42,570
Chesapeake Energy (Energy)                       6,250      45,000
Christopher & Banks* (Retailing)                 1,400      59,185
Cirrus Logic* (Semiconductor
   Equipment and Products)                       3,600      26,604
Cognex* (Electronic Equipment
   and Instruments)                              1,400      28,042
Community Health Systems*
   (Health Care Providers
   and Services)                                 2,120      56,816
Corinthian Colleges* (Commercial
   Services and Supplies)                        2,350  $   79,700
Corporate Executive Board (The)*
   (Commercial Services
   and Supplies)                                 1,800      61,641
CoStar Group* (Commercial
   Services and Supplies)                        1,300      26,098
Cox Radio (Class A)* (Media)                     3,300      79,530
Credence Systems*
   (Semiconductor Equipment
   and Products)                                 1,400      24,871
CuraGen* (Pharmaceuticals
   and Biotechnology)                            1,900      10,706
CV Therapeutics*
   (Pharmaceuticals
   and Biotechnology)                            1,500      27,938
DeVry* (Commercial Services
   and Supplies)                                   700      15,988
Documentum*
   (Software and Services)                       3,270      39,878
DRS Technologies*
   (Capital Goods)                               1,100      47,025
Duane Reade*
   (Consumer Staples)                            2,400      81,720
East West Bancorp (Financials)                   1,000      34,515
EDO (Capital Goods)                                700      19,950
Education Management*
   (Commercial Services
   and Supplies)                                   600      24,432
J.D. Edwards*
   (Software and Services)                       4,750      57,926
Endo Pharmaceuticals Holdings*
   (Pharmaceuticals
   and Biotechnology)                            2,900      20,256
Enzon* (Pharmaceuticals
   and Biotechnology)                            1,895      47,583
Eon Labs* (Pharmaceuticals
   and Biotechnology)                            1,100      19,564
Exar* (Semiconductor
   Equipment and Products)                       2,200      43,373
FEI* (Semiconductor Equipment
   and Products)                                 1,400      34,279
First Horizon Pharmaceutical*
   (Pharmaceuticals
   and Biotechnology)                            1,000      20,605

----------
*  Non-income  producing  security.
See  Notes  to  Financial  Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                                   June 30, 2002
--------------------------------------------------------------------------------

SELIGMAN  GLOBAL  SMALLER COMPANIES  PORTFOLIO (continued)


                                                 SHARES    VALUE
                                                 ------  ----------
UNITED STATES (continued)
Fred's (Retailing)                                 400  $   14,562
Gallagher (Arthur J.) (Financials)                 800      27,720
Gladstone Capital (Financials)                   1,800      32,481
Health Net* (Health Care
   Providers and Services)                         400      10,708
Hewitt Associates (Class A)*
   (Commercial Services
   and Supplies)                                   200       4,660
Hollywood Entertainment*
(Retailing)                                      1,300      26,903
Hughes Supply (Retailing)                          700      31,430
Informatica*
   (Software and Services)                       3,700      26,215
Integra LifeSciences* (Health Care
   Equipment and Supplies)                       1,600      34,792
Iron Mountain* (Commercial
Services and Supplies)                           3,450     106,432
Isis Pharmaceuticals*
(Pharmaceuticals and
Biotechnology)                                   3,200      30,048
J. Jill Group* (Retailing)                         200       7,576
JetBlue Airways*
(Transportation)                                   800      36,428
Manugistics Group*
(Software and Services)                          3,015      18,422
Medarex* (Pharmaceuticals
and Biotechnology)                               3,500      26,058
Medical Staffing Network Holdings*
(Commercial Services
   and Supplies)                                 1,100      26,950
Medicis Pharmaceutical (Class A)*
   (Pharmaceuticals and
   Biotechnology)                                1,000      42,760
Microtune*
   (Communications Equipment)                    3,400      30,107
MKS Instruments* (Semiconductor
   Equipment and Products)                         800      15,996
MSC Industrial Direct (Class A)*
   (Retailing)                                   2,900      56,550
National-Oilwell* (Energy)                       2,100      44,205
NetFlix* (Retailing)                               100       1,399
NetIQ* (Software and Services)                   1,800      40,680
New York Community Bancorp
   (Financials)                                  1,000      26,675
Oakley* (Consumer Staples)                       3,280      57,072
OM Group (Chemicals)                             1,100      68,200
OSI Pharmaceuticals*
(Pharmaceuticals and
   Biotechnology)                                  700  $   17,031
Patterson-UTI Energy*
   (Energy)                                      3,200      90,336
Performance Food Group*
   (Consumer Staples)                            1,385      46,889
PETCO Animal Supplies*
   (Retailing)                                     300       7,472
Pioneer Natural Resources*
   (Energy)                                      6,050     157,602
Plexus* (Electronic Equipment
   and Instruments)                                755      13,669
Powerwave Technologies*
   (Communications Equipment)                    2,800      25,634
Priority Healthcare (Class B)*
   (Health Care Providers
   and Services)                                 2,500      58,713
RARE Hospitality International*
   (Hotels, Restaurants
   and Leisure)                                  1,900      51,157
Resources Connection*
   (Commercial Services
   and Supplies)                                 2,400      64,788
SangStat Medical*
   (Pharmaceuticals and
   Biotechnology)                                1,900      43,672
Schein (Henry)* (Health Care
   Providers and Services)                         700      31,147
Select Medical* (Health Care
   Providers and Services)                       3,600      56,376
Serologicals* (Pharmaceuticals
   and Biotechnology)                            1,300      23,784
SICOR* (Pharmaceuticals
   and Biotechnology)                            2,550      47,303
Silicon Image* (Semiconductor
   Equipment and Products)                       3,400      20,740
SkyWest (Transportation)                         1,800      42,093
Smith international* (Energy)                      860      58,643
Sonic* (Hotels, Restaurants
   and Leisure)                                    100       3,141
SonoSite* (Health Care
   Equipment and Supplies)                       1,800      25,983
Spinnaker Exploration* (Energy)                  2,250      81,045
Station Casinos* (Hotels,
   Restaurants and Leisure)                      4,700      83,895

----------
*  Non-income  producing  security.
See  Notes  to  Financial  Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS  OF  INVESTMENTS  (UNAUDITED)  (CONTINUED)
--------------------------------------------------------------------------------

SELIGMAN  GLOBAL  SMALLER COMPANIES  PORTFOLIO (continued)


                                                 SHARES    VALUE
                                                 ------  ----------
UNITED STATES (continued)
Thoratec* (Health Care
Equipment and Supplies)                          2,900  $   26,028
THQ* (Software and Services)                     3,775     112,589
Tower Automotive* (Automobiles
   and Components)                               2,100      29,295
Transkaryotic Therapies*
   (Pharmaceuticals and
   Biotechnology)                                  885      31,900
UCBH Holdings (Financials)                       1,200      45,708
Universal Health Services (Class B)*
   (Health Care Providers
   and Services)                                   800      39,200
Vitesse Semiconductor*
   (Semiconductor Equipment
   and Products)                                 4,700      14,547
Waste Connections*
   (Commercial Services
   and Supplies)                                 3,250     101,546
Watson Wyatt Holdings (Class A)*
   (Commercial Services
   and Supplies)                                 1,400  $   33,908
West (Telecommunication
   Services)                                     1,900      41,772
Wet Seal (The) (Class A)*
   (Retailing)                                   1,350      32,846
XTO Energy (Energy)                              8,400     173,040
Zebra Technologies (Class A)*
   (Office Electronics)                            600      28,929
                                                        ----------
                                                         4,740,054
                                                        ----------
TOTAL INVESTMENTS - 95.4%
(Cost $8,429,086)                                        8,239,531

OTHER ASSETS LESS LIABILITIES - 4.6%                       401,472
                                                        ----------
NET ASSETS - 100.0%                                     $8,641,003
                                                        ==========

--------------------------------------------------------------------------------

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO

                                            SHARES    VALUE
                                            ------  ----------
COMMON STOCKS -- 90.3%
CANADA -- 1.2%
Celestica* (Electronic Equipment
   and Instruments)                         1,100  $    24,981
Cognos* (Application Software)              6,900      153,180
                                                   -----------
                                                       178,161
                                                   -----------
DENMARK -- 0.6%
Maconomy+ (IT Consulting
   and Services)                           48,500       90,113
                                                   -----------
FRANCE -- 2.8%
ActivCard (ADRs)*
   (Application Software)                  14,100       89,676
Dassault Systemes
   (Application Software)                   2,100       95,741
SR Teleperformance (Media)                  6,900      165,281
THOMSON multimedia*
   (Consumer Durables
   and Apparel)                             3,600       84,991
                                                   -----------
                                                       435,689
                                                   -----------
GERMANY -- 0.7%
SAP (Application Software)                  1,100  $   107,619
                                                   -----------
GREECE -- 1.3%
Cosmote Mobile Communications
   (Telecommunication Services)            19,700      197,300
                                                   -----------
HONG KONG -- 1.2%
TCL International Holdings
   (Consumer Durables
   and Apparel)                           678,000      189,064
                                                   -----------
INDIA -- 1.3%
Infosys Technologies (IT
   Consulting and Services)                 2,900      194,969
                                                   -----------
ISRAEL -- 1.6%
Orbotech* (Electronic
   Equipment and Instruments)              11,050      250,945
                                                   -----------
JAPAN -- 10.5%
Dai Nippon Printing (Commercial
   Services and Supplies)                  10,000      132,733

----------
     *     Non-income  producing  security.
     +     Rule  144A  security.
See  Notes  to  Financial  Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                                   June 30, 2002
--------------------------------------------------------------------------------

SELIGMAN  GLOBAL  TECHNOLOGY  PORTFOLIO (continued)


                                           SHARES    VALUE
                                           ------  ----------
JAPAN (continued)
FANUC (Capital Goods)                       4,400  $   220,982
HOYA (Electronic Equipment
   and Instruments)                         5,000      363,743
JSR (Materials)                            21,000      177,475
Omron (Electronic Equipment
   and Instruments)                        15,000      217,119
Sega* (Consumer Durables
   and Apparel)                             7,000      168,189
SMC (Capital Goods)                         1,000      118,216
THK (Capital Goods)                        11,800      226,914
                                                   -----------
                                                     1,625,371
                                                   -----------
NETHERLANDS -- 3.5%
ASM International* (Semiconductor
Equipment and Products)                    19,300      332,925
Oce (Office Electronics)                    9,000      104,687
STMicroelectronics (Semiconductor
   Equipment and Products)                  4,000       99,561
                                                   -----------
                                                       537,173
                                                   -----------
SINGAPORE -- 2.6%
Chartered Semiconductor
Manufacturing* (Semiconductor
   Equipment and Products)                  6,000      120,030
Flextronics International*(Electronic
   Equipment and Instruments)               9,500       67,687
Venture Manufacturing (Electronic
   Equipment and Instruments)              26,000      207,558
                                                   -----------
                                                       395,275
                                                   -----------
SOUTH KOREA -- 8.1%
Humax (Consumer Durables
   and Apparel)                             8,754      191,016
LG Electronics* (Consumer
   Durables and Apparel)                    8,600      343,142
LG TeleCom*
   (Telecommunication Services)            34,600      200,180
Samsung Electro-Mechanics
   (Electronic Equipment
   and Instruments)                         5,130      248,611
Samsung SDI (Electronic
   Equipment and Instruments)               3,420      264,958
                                                   -----------
                                                     1,247,907
                                                   -----------
SWITZERLAND -- 1.6%
Leica Geosystems* (Electronic
   Equipment and
   Instruments)                               300  $    30,774
Logitech International*
   (Computers and Peripherals)              3,900      180,945
TEMENOS Group*
   (Systems Software)                       8,630       42,528
                                                   -----------
                                                       254,247
                                                   -----------
TAIWAN -- 2.4%
Ambit Microsystems (Computers
   and Peripherals)                        39,000      148,833
ASE Test* (Semiconductor
   Equipment and Products)                  8,300       80,552
Yageo* (Electronic
   Equipment and Instruments)             335,000      148,399
                                                   -----------
                                                       377,784
                                                   -----------
UNITED KINGDOM -- 0.1%
Spirent (Electronic Equipment
   and Instruments)                         8,541       11,264
                                                   -----------
UNITED STATES -- 50.8%
Accenture (Class A)*
   (IT Consulting and Services)             9,600      182,400
Advanced Micro Devices*
   (Semiconductor Equipment
   and Products)                            4,600       44,712
Affiliated Computer Services (Class A)*
   (IT Consulting and Services)             3,500      166,180
Amdocs*
   (IT Consulting and Services)            27,400      206,870
Amkor Technology* (Semiconductor
   Equipment and Products)                 16,700      103,958
Atmel* (Semiconductor Equipment
   and Products)                           11,200       70,224
Autodesk (Application Software)            23,400      310,167
BMC Software*
   (Systems Software)                       6,500      107,900
Cadence Design Systems*
   (Application Software)                  10,500      169,260
Cisco Systems*
   (Communications Equipment)              10,500      146,422

----------
*  Non-income  producing  security.
See  Notes  to  Financial  Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS  OF  INVESTMENTS  (UNAUDITED)  (CONTINUED)
--------------------------------------------------------------------------------

SELIGMAN  GLOBAL  TECHNOLOGY  PORTFOLIO (continued)


                                            SHARES    VALUE
                                           ------  ----------
UNITED STATES (continued)
Citrix Systems*
   (Systems Software)                       9,500  $    57,190
Clear Channel Communications*
   (Media)                                  4,000      128,080
Computer Associates International
   (Systems Software)                      12,200      193,858
Computer Sciences*
   (IT Consulting and Services)             1,700       81,260
CSG Systems International*
   (IT Consulting and Services)            17,700      338,866
J.D. Edwards*
   (Application Software)                   7,000       85,365
Electro Scientific Industries*
   (Semiconductor Equipment
   and Products)                            3,300       80,190
Electronic Arts*
   (Entertainment Software)                   900       59,445
Electronic Data Systems
   (IT Consulting and Services)             7,500      278,625
ESS Technology* (Semiconductor
    Equipment and Products)                 4,000       70,100
FEI* (Semiconductor Equipment
   and Products)                            3,500       85,698
First Data (Commercial Services
   and Supplies)                            3,000      111,600
Garmin*
   (Communications Equipment)              12,600      278,019
Hewitt Associates (Class A)*
   (Commercial Services
   and Supplies)                              300        6,990
KPMG Consulting*
   (IT Consulting and Services)             5,500       81,702
Lexmark International (Class A)*
   (Computers and Peripherals)              8,300      451,520
Microsoft* (Systems Software)              14,000      764,820
NetIQ* (Application Software)               9,800      221,480
Polycom*
    (Communications Equipment)              7,500       89,813
Rational Software*
    (Application Software)                  7,000  $    57,435
Sabre Holdings (Class A)*
   (IT Consulting and Services)             6,000      214,800
Sanmina-SCI* (Electronic
   Equipment and Instruments)               5,000       31,525
SunGard Data Systems*
   (IT Consulting and Services)            18,400      487,232
Symantec* (Systems Software)               18,500      607,725
Synopsys* (Application Software)           18,200    1,000,818
Take-Two Interactive Software*
   (Entertainment Software)                 4,000       82,320
Texas Instuments (Semiconductor
   Equipment and Products)                  4,000       94,800
THQ* (Entertainment Software)               3,000       89,475
UTStarcom*
    (Communications Equipment)             10,100      203,565
                                                   -----------
                                                     7,842,409
                                                   -----------
TOTAL COMMON STOCKS
   (Cost $17,738,951)                               13,935,290
PREFERRED STOCKS -- 0.9%
   (Cost $149,097)
SOUTH KOREA -- 0.9%
Samsung Electronics
   (Semiconductor Equipment
   and Products)                            1,000      135,495
                                                   -----------
TOTAL INVESTMENTS -- 91.2%
   (Cost $17,888,048)                               14,070,785
OTHER ASSETS
   LESS LIABILITIES -- 8.8%                          1,358,965
                                                   -----------
NET ASSETS -- 100.0%                               $15,429,750
                                                   ===========

----------
*  Non-income  producing  security.
See  Notes  to  Financial  Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                                   June 30, 2002
--------------------------------------------------------------------------------

SELIGMAN  HIGH-YIELD BOND  PORTFOLIO


                                  PRINCIPAL
                                    AMOUNT       VALUE
                                    ------    ----------
CORPORATE BONDS 92.8%
AEROSPACE AND
DEFENSE 1.0%
Alliant Techsystems
   8-1/2%, 5/15/2011                 $ 25,000  $    26,250
L-3 Communications
   7-5/8%, 6/15/2012+                  75,000       75,562
                                               -----------
                                                   101,812
                                               -----------
AUTOMOTIVE AND
RELATED 7.0%
Asbury Automotive Group
   9%, 6/15/2012+                      75,000       72,750
Collins & Aikman Products
   10-1/2%, 10/31/2011+                50,000       50,500
CSK Auto 12%, 6/15/2006+               75,000       80,531
Dana 101/8%, 3/15/2010+                50,000       51,250
Diamond Triumph Automotive
   9-1/4%, 4/1/2008                    75,000       71,063
Dura Operating:
   9%, 5/1/2009                        25,000       24,375
   8-5/8%, 4/15/2012+                  50,000       50,500
Metaldyne 11%, 6/15/2012+              50,000       49,000
Pennzoil-Quaker State
   10%, 11/1/2008                      50,000       58,812
Stoneridge 111/2%, 5/15/2012+          50,000       50,750
Tenneco Automotive
   11-5/8%, 10/15/2009                100,000       84,000
United Auto Group
   9-5/8%, 3/15/2012+                  75,000       75,750
                                               -----------
                                                   719,281
                                               -----------
BROADCASTING 6.9%
Cumulus Media 103/8%,
   7/1/2008                           125,000      133,125
Entravision Communications
   8-1/8%, 3/15/2009+                  75,000       75,750
Fox Sports Networks 0%
   (9-3/4%**), 8/15/2007               25,000       25,625
Lin Television 83/8%,
   3/1/2008                           100,000       99,750
Nextmedia 103/4%,
   7/1/2011                            25,000       25,375
Sinclair Broadcast Group 8%,
   3/15/2012                          100,000       99,000
BROADCASTING (continued)
Spanish Broadcasting System
   9-5/8%, 11/1/2009                 $175,000  $   181,125
Young Broadcasting 8-3/4%,
   6/15/2007                           75,000       67,125
                                               -----------
                                                   706,875
                                               -----------
BUSINESS SERVICES 1.2%
Iron Mountain 8-5/8%, 4/1/2013         65,000       66,788
Muzak 9-7/8%, 3/15/2009                70,000       57,750
                                               -----------
                                                   124,538
                                               -----------
CABLE SYSTEMS AND
SATELLITE VIDEO 5.9%
Charter Communications Holdings
   12-1/8%, 1/15/2012+                375,000      121,875
CSC Holdings 8-1/8%,
   7/15/2009                          125,000      103,441
GCI 9-3/4%, 8/1/2007                  170,000      157,250
PanAmSat 8-1/2%, 2/1/2012+             50,000       46,250
Paxson Communications 0%
   (12-1/4%**), 1/15/2009             175,000      100,188
Quebecor Media 11-1/8%,
   7/15/2011                           75,000       74,250
                                               -----------
                                                   603,254
                                               -----------
CHEMICALS 6.7%
Equistar Chemicals 10-1/8%,
   9/1/2008                            90,000       86,400
IMC Global 10-7/8%, 6/1/2008           25,000       27,000
International Specialty Holdings
   10-5/8%, 12/15/2009+                50,000       49,750
Koppers Industry 9-7/8%,
   12/1/2007                          100,000      101,750
Lyondell Chemical:
   10-7/8%, 5/1/2009                   75,000       66,750
   11-1/8%, 7/15/2012                 100,000       99,750
Methanex 8-3/4%, 8/15/2012            100,000      102,500
Millennium America:
   9-1/4%, 6/15/2008                   25,000       25,625
   7-5/8%, 11/15/2026                  50,000       41,250
OM Group 91/4%, 12/15/2011             25,000       26,000
Texas Petrochemicals 111/8%,
   7/1/2006                            75,000       61,125
                                               -----------
                                                   687,900
                                               -----------

----------
+    Rule  144A  security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS  OF  INVESTMENTS  (UNAUDITED)  (CONTINUED)
--------------------------------------------------------------------------------

SELIGMAN  HIGH-YIELD BOND  PORTFOLIO (continued)


                                    PRINCIPAL
                                     AMOUNT       VALUE
                                     ------     ----------
COMMUNICATIONS
INFRASTRUCTURE 1.0%
Crown Castle International 0%
   (10-5/8%**), 11/15/2007            150,000  $   101,250
                                               -----------
CONSUMER PRODUCTS 1.5%
Constellation Brands 8-1/8%,
   1/15/2012                           50,000       51,562
JohnsonDiversey 9-5/8%,
   5/15/2012+                          50,000       52,500
Russell 9-1/4%, 5/1/2010+              50,000       51,750
                                               -----------
                                                   155,812
                                               -----------
ENERGY 9.7%
Clark Refining & Marketing 8-7/8%,
   11/15/2007                          25,000       24,125
Dresser 9-3/8%, 4/15/2011+             75,000       76,313
El Paso Energy Partnership
   8-1/2%, 6/1/2011                    10,000       10,000
Encore Acquisition 83/8%,
   6/15/2012+                         125,000      125,937
Forest Oil 8%, 12/15/2011             100,000      100,500
Magnum Hunter Resources
   9.60%, 3/15/2012+                  150,000      155,250
Nuevo Energy 9-1/2%, 6/1/2008         100,000      101,250
Plains Exploration & Production
   8-3/4%, 7/1/2012+                   50,000       49,188
Stone Energy 81/4%,
   12/15/2011                          50,000       50,250
Trico Marine Services
   8-7/8%, 5/15/2012+                 125,000      124,375
Westport Resources
   8-1/4%, 11/1/2011                  125,000      128,750
XTO Energy 7-1/2%, 4/15/2012           50,000       51,250
                                               -----------
                                                   997,188
                                               -----------
EQUIPMENT 1.7%
Joy Global 8-3/4%, 3/15/2012           25,000       25,688
Williams Scotsman
   9-7/8%, 6/1/2007                   150,000      144,000
                                               -----------
                                                   169,688
                                               -----------
FINANCIAL SERVICES 3.1%
Dollar Financial Group
   10-7/8%, 11/15/2006                125,000      115,625
Ucar Finance 10-1/4%,
   2/15/2012+                         100,000      102,500
Western Financial Bank 9-5/8%,
   5/15/2012                          100,000      100,500
                                               -----------
                                                   318,625
                                               -----------
FUNERAL SERVICES 1.0%
Service Corp. International
   7.20%, 6/1/2006                     75,000       70,687
Stewart Enterprises
   10-3/4%, 7/1/2008                   25,000       27,750
                                               -----------
                                                    98,437
                                               -----------
GAMING/HOTELS 13.3%
Alliance Gaming 10%,
   8/1/2007                            75,000       78,375
Boyd Gaming 9-1/2%,
   7/15/2007                           25,000       25,375
John Q. Hammons Hotels 8-7/8%,
   5/15/2012+                         125,000      123,125
Hollywood Casino 11-1/4%,
   5/1/2007                           100,000      108,500
Hollywood Casino Shreveport
   13%, 8/1/2006                       25,000       27,500
Host Marriot 9-1/4%,
   10/1/2007                           50,000       50,500
Isle of Capri Casinos 8-3/4%,
   4/15/2009                          100,000      101,000
Mandalay Resort Group:
   10-1/4%, 8/1/2007                   50,000       52,688
   9-3/8%, 2/15/2010                  175,000      182,000
MeriStar Hospitality 9-1/8%,
   1/15/2011                           50,000       48,000
MeriStar Hospitality Operating
   Partners 9-1/8%, 1/15/2011+         50,000       48,000
MGM Grand 9-3/4%, 6/1/2007            100,000      106,000
Park Place Entertainment
   9-3/8%, 2/15/2007                  100,000      104,750
Station Casinos 9-7/8%,
   7/1/2010                           200,000      212,500
Venetian Casino Resort 11%,
   6/15/2010+                         100,000      101,125
                                               -----------
                                                 1,369,438
                                               -----------
HEALTH CARE/
MEDICAL PRODUCTS 0.3%
Alliance Imaging 10-3/8%,
   4/15/2011                           25,000       26,625
                                               -----------

----------
+    Rule  144A  security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                                   June 30, 2002
--------------------------------------------------------------------------------

SELIGMAN  HIGH-YIELD BOND  PORTFOLIO (continued)


                                    PRINCIPAL
                                     AMOUNT       VALUE
                                     --------   ----------
INDUSTRIAL/
MANUFACTURING 8.9%
Associated Materials 93/4%,
   4/15/2012+                        $ 50,000  $    51,500
Beazer Homes USA 83/8%,
   4/15/2012+                          75,000       76,125
Foamex:
   9-7/8%, 6/15/2007                   25,000       22,375
   103-/4%, 4/1/2009+                  75,000       76,875
Healthsouth 7%, 6/15/2008              75,000       74,250
D.R. Horton 8%, 2/1/2009               50,000       50,000
Hovnanian Enterprises 8-7/8%,
   4/1/2012+                           50,000       49,437
KB Home 9-1/2%, 2/15/2011              50,000       51,625
NMHG Holding 10%,
   5/15/2009+                          50,000       51,000
Owens Brockway Glass
Container 8-7/8%,
   2/15/2009+                         125,000      125,625
Ryland Group 9-3/4%,
   9/1/2010                            50,000       54,375
Schuler Homes 10-1/2%,
   7/15/2011                           25,000       26,875
Terex:
   8-7/8%, 8/1/2008                    50,000       51,000
   10-3/8%, 4/15/2011                  75,000       81,000
WCI Communities:
   10-5/8%, 2/15/2011                  25,000       26,250
   9-1/8%, 5/1/2012                    50,000       49,875
                                               -----------
                                                   918,187
                                               -----------
LEISURE 1.9%
Premier Parks 10%, 4/1/2008            50,000       49,000
Six Flags 8-7/8%, 2/1/2010            150,000      150,000
                                               -----------
                                                   199,000
                                               -----------
PAPER AND PACKAGING 5.9%
Graphic Packaging 8-5/8%,
2/15/2012+                             75,000       77,813
Longview Fibre 10%,
   1/15/2009+                          50,000       52,125
Owens-Illinois 7.80%,
   5/15/2018                           75,000       63,000
Potlatch 10%, 7/15/2011                75,000       82,500
Silgan Holdings 9%,
   6/1/2009+                           50,000       51,750
Stone Container:
   9-3/4%, 2/1/2011                    75,000       80,625
   8-3/8%, 7/1/2012+                  100,000      101,250
Tembec Industries 7-3/4%,
   3/15/2012                          100,000       99,750
                                               -----------
                                                   608,813
                                               -----------
PRINTING AND
PUBLISHING 5.1%
American Media Operations
   10-1/4%, 5/1/2009                   75,000       79,125
Garden State Newspapers
   8-3/4%, 10/1/2009                   75,000       74,437
Perry Judd's Holdings 10-5/8%,
   12/15/2007                          50,000       49,250
Primedia 10-1/4%, 6/1/2004             75,000       64,125
TDL Infomedia Holdings 0%
   (15-1/2%**), 10/15/2010            250,000      202,500
TransWestern Holdings 0%
   (11-7/8%**), 11/15/2008             50,000       50,813
                                               -----------
                                                   520,250
                                               -----------
RESTAURANTS AND
FOOD 3.4%
Fleming 9-7/8%, 5/1/2012+             100,000       95,000
Land OLakes 8-3/4%,
   11/15/2011+                         25,000       23,625
Roundy's 8-7/8%, 6/15/2012+           150,000      150,375
Yum! Brands 7.70%, 7/1/2012            75,000       75,375
                                               -----------
                                                   344,375
                                               -----------
RETAILING 0.9%
NBC Acquisition 0%
   (10-3/4%**), 2/15/2009             120,000       96,600
SEMICONDUCTORS 1.4%
Amkor Technology 9-1/4%,
   5/1/2006                            75,000       61,875
Fairchild Semiconductor
   10-3/8%, 10/1/2007                  75,000       78,375
                                               -----------
                                                   140,250
                                               -----------
STEEL AND METALS 2.7%
AK Steel 7-3/4%, 6/15/2012+           100,000       99,500
Earle M. Jorgensen 93/4%,
   6/1/2012+                           50,000       49,500

----------
+    Rule  144A  security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS  OF  INVESTMENTS  (UNAUDITED)  (CONTINUED)
--------------------------------------------------------------------------------

SELIGMAN  HIGH-YIELD BOND  PORTFOLIO (continued)


                                    PRINCIPAL
                                     AMOUNT       VALUE
                                     --------   ----------
STEEL AND METALS (continued)
Steel Dynamics 9-1/2%,
   3/15/2009+                        $ 25,000  $    26,500
Trimas 97/8%, 6/15/2012+              100,000      100,250
                                               -----------
                                                   275,750
                                               -----------
UTILITIES 1.6%
Calpine 8-1/2%, 2/15/2011             100,000       67,500
Midland Funding 11-3/4%,
   7/23/2005                          100,000      101,391
                                               -----------
                                                   168,891
                                               -----------
WIRELESS
TELECOMMUNICATIONS 0.7%
Nextel Communications
   9-3/8%, 11/15/2009                 150,000       76,500
                                               -----------
TOTAL CORPORATE BONDS
   (Cost $9,749,200)                             9,529,339
                                               -----------
PREFERRED STOCKS 2.3%
BROADCASTING 2.3%
Cumulus Media 13-3/4%                      76       84,550
Sinclair Capital 11-5/8%                1,500      156,187
                                               -----------
TOTAL PREFERRED STOCKS
   (Cost $229,454)                                 240,737
                                               -----------
TOTAL INVESTMENTS 95.1%
   (Cost $9,978,654)                             9,770,076
OTHER ASSETS LESS LIABILITIES 4.9%                 498,377
                                               -----------
NET ASSETS 100.0%                              $10,268,453
                                               ===========

--------------------------------------------------------------------------------

SELIGMAN INCOME PORTFOLIO


                                    SHARES      VALUE
                                   ---------  ----------
COMMON STOCKS 55.3%
AUTOMOBILES AND
COMPONENTS 0.3%
General Motors                           180  $    9,621
                                              ----------
CAPITAL GOODS 4.9%
General Dynamics                         610      64,874
General Electric                         330       9,586
Illinois Tool Works                      530      36,199
Lockheed Martin                          230      15,985
Raytheon                               1,470      59,902
                                              ----------
                                                 186,546
                                              ----------
CHEMICALS 1.3%
Air Products and Chemicals               990      49,965
                                              ----------
COMPUTERS AND
PERIPHERALS 1.4%
Dell Computer                            870  $   22,764
International Business
Machines                                 410      29,520
                                              ----------
                                                  52,284
                                              ----------
CONSTRUCTION MATERIALS 0.6%
Martin Marietta Materials                590      23,010
                                              ----------
CONSUMER STAPLES 5.1%
Anheuser-Busch                           340      17,000
Gillette                                 650      22,015
Johnson & Johnson                        850      44,421
Kraft Foods (Class A)                  1,170      47,912
Philip Morris                            480      20,966
Procter & Gamble                         490      43,757
                                              ----------
                                                 196,071
                                              ----------

+    Rule  144A  security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------

SELIGMAN  INCOME  PORTFOLIO (continued)


                                     SHARES       VALUE
                                     ------     ----------
ELECTRONIC EQUIPMENT
AND INSTRUMENTS 1.0%
Amphenol (Class A)*                      560  $   20,160
Flextronics International*
(Singapore)                            1,520      10,830
Waters                                   200       5,340
                                              ----------
                                                  36,330
                                              ----------
ENERGY 5.4%
Amerada Hess                             640      52,800
Exxon Mobil                            1,674      68,500
Nabors Industries*                       440      15,532
Noble Energy                           1,260      45,423
Rowan                                    490      10,510
Weatherford International                340      14,688
                                              ----------
                                                 207,453
                                              ----------
FINANCIALS 11.9%
American Express                         810      29,419
Bank of America                          360      25,330
BB&T                                   1,830      70,638
Berkley (W.R.)                         1,170      64,350
Citigroup                              2,693     104,354
Duke Realty                              710      20,555
Keycorp                                  920      25,116
J.P. Morgan Chase                      2,140      72,589
Wachovia                               1,020      38,944
                                              ----------
                                                 451,295
                                              ----------
HEALTH CARE 4.4%
Allergan                                 200      13,350
Baxter International                     700      31,115
Forest Labs                              550      38,940
Pfizer                                 1,750      61,250
St. Jude Medical                         330      24,370
                                              ----------
                                                 169,025
                                              ----------
HOTELS, RESTAURANTS
AND LEISURE 0.7%
Starwood Hotels & Resorts
Worldwide                                830      27,299
                                              ----------
MEDIA 3.0%
AOL Time Warner*                       1,000      14,710
Clear Channel
Communications*                          340      10,887
Gannett                                  280      21,252
Knight Ridder                            420      26,439
Viacom (Class B)*                        910      40,377
                                              ----------
                                                 113,665
                                              ----------
METALS AND MINING 0.7%
CONSOL Energy                          1,270      26,988
                                              ----------
PAPER AND FOREST
PRODUCTS 1.7%
Bowater                                  610      33,166
Weyerhaeuser                             470      30,009
                                              ----------
                                                  63,175
                                              ----------
PHARMACEUTICALS AND
BIOTECHNOLOGY 0.5%
Pharmacia                                500      18,725
                                              ----------
RETAILING 5.5%
American Eagle Outfitters*             1,440      30,434
BJ's Wholesale Club                      270      10,395
May Department Stores                  1,530      50,383
Sears, Roebuck                           610      33,123
Wal-Mart Stores                        1,130      62,161
Walgreen                                 600      23,178
                                              ----------
                                                 209,674
                                              ----------
SEMICONDUCTOR EQUIPMENT
AND PRODUCTS 2.1%
Analog Devices*                          470      13,959
Applied Materials*                       960      18,326
Intel                                  2,070      37,829
Marvell Technology Group*                470       9,351
                                              ----------
                                                  79,465
                                              ----------
SOFTWARE AND
SERVICES 2.1%
Microsoft*                             1,060      57,908
National Instruments                     340      11,072
VERITAS Software*                        590      11,673
                                              ----------
                                                  80,653
                                              ----------
TELECOMMUNICATION
SERVICES 1.1%
SBC Communications                     1,429      43,584
                                              ----------
TRANSPORTATION 1.0%
AMR                                      620      10,453
Burlington Northern Santa Fe             550      16,500
Southwest Airlines                       610       9,858
                                              ----------
                                                  36,811
                                              ----------

----------
*  Non-income producing security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS  OF  INVESTMENTS  (UNAUDITED)  (CONTINUED)
--------------------------------------------------------------------------------

SELIGMAN  INCOME  PORTFOLIO (continued)


                                    SHARES OR
                                    PRINCIPAL
                                      AMOUNT     VALUE
                                    ---------  ----------
VUTILITIES 0.6%
Ameren                              570 shs.  $   24,516
                                              ----------
TOTAL COMMON STOCKS
(Cost $2,229,468)                              2,106,155
                                              ----------
US GOVERNMENT AND
GOVERNMENT AGENCY
SECURITIES 19.6%
US GOVERNMENT
SECURITIES 13.6%
US Government Gtd. Title XI
(Bay Transportation) 7.30%,
6/1/2021                           $  88,000      95,129
US Treasury Bonds
5-3/8%, 2/15/2031                    200,000     195,906
US Treasury Notes:
6%, 8/15/2004                         70,000      74,388
4-5/8%, 5/15/2006                     55,000      56,667
4-3/4%, 11/15/2008                    40,000      40,744
5%, 8/15/2011                         55,000      55,781
                                              ----------
Total US Government Securities
(Cost $511,028)                                  518,615
                                              ----------
AGENCY SECURITIES 3.8%
FHLMC:
3-1/2%, 1/16/2004                     50,000      50,251
5-1/2%, 7/15/2006                     15,000      15,748
6-5/8%, 9/15/2009                     25,000      27,461
FNMA:
5-1/4%, 1/15/2009                     30,000      30,684
6-1/4%, 7/19/2011                     20,000      20,642
                                              ----------
Total Agency Securities
(Cost $142,779)                                  144,786
                                              ----------
MORTGAGE-BACKED
SECURITIES 2.2%
FHLMC GOLD:
7-1/2%, 10/1/2017                     24,173      25,651
8%, 12/1/2023                         13,962      14,994
FNMA:
8-1/2%, 10/1/2015                     16,026      17,190
8%, 6/1/2028                          13,004      13,944
6%, 9/1/2028                          11,296      11,369
                                              ----------

                                    PRINCIPAL
                                      AMOUNT     VALUE
                                    ---------  ----------
Total Mortgage-Backed Securities
(Cost $78,541)                                $   83,148
                                              ----------
TOTAL US GOVERNMENT
AND GOVERNMENT
AGENCY SECURITIES
(Cost $732,348)                                  746,549
                                              ----------
CORPORATE BONDS 19.5%
AUTOMOBILES AND
COMPONENTS 0.9%
Ford Motor 7-3/8%, 2/1/2011           35,000      35,507
                                              ----------
CAPITAL GOODS 0.9%
General Electric Capital:
6-7/8%, 11/15/2010                    10,000      10,730
6-3/4%, 3/15/2032                     10,000       9,854
Masco 5-7/8%, 7/15/2012               15,000      14,832
                                              ----------
                                                  35,416
                                              ----------
CHEMICALS 0.7%
Ashland 6.86%, 5/1/2009               10,000      10,396
Valspar 6%, 5/1/2007                  15,000      15,202
                                              ----------
                                                  25,598
                                              ----------
COMMERCIAL SERVICES
AND SUPPLIES 0.7%
Associates Corp. of North
America 6.95%,
11/1/2018                             15,000      15,550
Pitney Bowes 5-3/4%,
8/15/2008                             10,000      10,380
                                              ----------
                                                  25,930
                                              ----------
CONSUMER STAPLES 1.9%
Coca-Cola Enterprises 5-1/4%,
5/15/2007                             20,000      20,467
Johnson & Johnson 6.95%,
9/1/2029                              15,000      16,394
Kraft Foods 6-1/4%, 6/1/2012          20,000      20,646
Newell Rubbermaid 6%,
3/15/2007                             15,000      15,471
                                              ----------
                                                  72,978
                                              ----------

----------
+ Investments in mortgage-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying mortgage instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
See  Notes  to  Financial  Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------

SELIGMAN  INCOME  PORTFOLIO (continued)


                                   PRINCIPAL
                                     AMOUNT      VALUE
                                   ---------  ----------
ENERGY 0.8%
Constellation Energy Group
6.35%, 4/1/2007                    $  10,000  $   10,369
Puget Sound Energy 7.02%,
12/1/2027                             15,000      13,947
                                              ----------
                                                  24,316
                                              ----------
FINANCIALS 9.2%
AFLAC 61/2%, 4/15/2009                20,000      20,926
Bank of America 61/4%,
4/15/2012                             20,000      20,461
Citigroup 4-1/8%, 6/30/2005           15,000      15,044
Countrywide Funding 5-1/2%,
2/1/2007                              20,000      20,377
FleetBoston Financial 4-7/8%,
12/1/2006                             15,000      15,065
General Motors Acceptance
7-1/4%, 3/2/2011                      15,000      15,339
Goldman Sachs Group 6-7/8%,
1/15/2011                             15,000      15,576
Household Finance 7-7/8%,
3/1/2007                              15,000      16,014
International Lease Finance
5-3/4%, 2/15/2007                     15,000      15,385
Metropolitan Life Insurance
6-1/8%, 12/1/2011                     20,000      20,443
J.P. Morgan Chase 51/4%,
5/30/2007                             20,000      20,137
Morgan Stanley Group 5.80%,
4/1/2007                              15,000      15,399
Morgan Stanley Group 6-3/4%,
4/15/2011                             20,000      20,608
National City 6-7/8%,
5/15/2019                             20,000      20,522
PNC Funding 5-3/4%, 8/1/2006          15,000      15,475
Synovus Financial 7-1/4%,
12/15/2005                            20,000      21,818
USA Education 5-5/8%,
4/10/2007                             20,000      20,679
Wachovia Bank 4.85%,
7/30/2007                             20,000      20,092
Wells Fargo Financial 4-7/8%,
6/12/2007                             20,000      19,995
                                              ----------
                                                 349,355
                                              ----------
MEDIA 0.9%
AOL Time Warner 6-3/4%,
4/15/2011                             15,000      13,826
Viacom 5-5/8%, 5/1/2007               20,000      20,498
                                              ----------
                                                  34,324
                                              ----------
PHARMACEUTICALS AND
BIOTECHNOLOGY 0.4%
Pharmacia 6-1/2%, 12/1/2018           15,000      15,265
                                              ----------
RETAILING 0.8%
Kohl's 7-1/4%, 6/1/2029               10,000      10,753
Sears, Roebuck Acceptance
6.70%, 4/15/2012                      10,000      10,248
Target 7%, 7/15/2031                  10,000      10,615
                                              ----------
                                                  31,616
                                              ----------
TELECOMMUNICATION
SERVICES 1.4%
Bellsouth 6-7/8%, 10/15/2031          15,000      14,914
SBC Communications 5-3/4%,
5/2/2006                              15,000      15,513
Verizon 6-1/8%, 3/1/2012              25,000      23,825
                                              ----------
                                                  54,252
                                              ----------
TRANSPORTATION 0.4%
Norfolk Southern 6%,
4/30/2008                             15,000      15,534
                                              ----------
UTILITIES 0.5%
Cinergy 6-1/4%, 9/1/2004              20,000      20,328
                                              ----------
TOTAL CORPORATE BONDS
(Cost $732,894)                                  740,419
                                              ----------
Total Investments 94.4%
(Cost $3,694,710)                              3,593,123
                                              ----------
OTHER ASSETS
LESS LIABILITIES 5.6%                            214,073
                                              ----------
NET ASSETS 100.0%                             $3,807,196
                                              ==========

----------
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS  OF  INVESTMENTS  (UNAUDITED)  (CONTINUED)
--------------------------------------------------------------------------------

SELIGMAN  INTERNATIONAL GROWTH  PORTFOLIO

                                     SHARES    VALUE
                                     ------  ----------
COMMON STOCKS 92.1%
AUSTRALIA 6.4%
Commonwealth Bank of Australia*
(Banks)                               5,500  $  101,977
News Corp. (ADRs) (Media)             3,500      80,255
Woolworths
   (Consumer Staples)                13,300      98,475
                                             ----------
                                                280,707
                                             ----------
AUSTRIA 1.3%
Mayr-Melnhof Karton
   (Containers and Packaging)           800      57,591
                                             ----------
BRAZIL 1.9%
Empresa Brasileira de Aeronautica
Embraer (ADRs)
   (Capital Goods)                    3,900      83,460
                                             ----------
CANADA 2.3%
   Barrick Gold (Metals and Mining)   5,400     102,546
                                             ----------
FINLAND 3.9%
Nokia (ADRs)
   (Communications Equipment)         5,000      72,400
UPM-Kymmene
   (Paper and Forest Products)        2,500      98,230
                                             ----------
                                                170,630
                                             ----------
FRANCE 7.4%
Aventis (Health Care)                 1,550     109,628
Caisse Nationale de Crdit Agricole
   (Banks)                            4,700     104,243
Carrefour* (Consumer Staples)         1,700      91,832
Dassault Systemes
   (Software and Services)              500      22,795
                                             ----------
                                                328,498
                                             ----------
GERMANY 9.1%
Allianz (Insurance)                     400      80,615
Bayerische Motoren Werke "BMW"
   (Automobiles and Components)       2,200      89,153
Deutsche Telekom (Banks)              1,300      90,363
E.ON (Utilities)                      2,050     118,721
SAP (Software and Services)             250      24,459
                                             ----------
                                                403,311
                                             ----------
HONG KONG 4.3%
CNOOC (Energy)                       64,500  $   86,416
Hutchison Whampoa
   (Capital Goods)                    9,000      67,214
Sun Hung Kai Properties
   (Real Estate)                      5,000      37,982
                                             ----------
                                                191,612
                                             ----------
IRELAND 2.0%
Bank of Ireland (Banks)               7,064      87,808
                                             ----------
ISRAEL 3.2%
Teva Pharmaceutical Industries
   (ADRs) (Health Care)               2,100     140,248
                                             ----------
ITALY 3.2%
ENI (Energy)                          8,950     142,042
                                             ----------
JAPAN 11.7%
Canon (Office Electronics)            1,100      41,572
East Japan Railway
   (Transportation)                       5      23,401
Hankyu Department Stores
   (Retailing)                       10,000      76,086
Honda Motor (Automobiles
   and Components)                    2,900     117,582
Nomura Holdings
   (Diversified Financials)           3,000      44,050
Sony (Consumer Durables
   and Apparel)                       1,700      89,776
Takeda Chemical Industries
   (Health Care)                      1,800      78,989
Toyota Motor (Automobiles
   and Components)                    1,700      45,101
                                             ----------
                                                516,557
                                             ----------
MEXICO 1.3%
Tubos de Acero de Mxico
   (ADRs) (Energy)                    6,000      55,200
                                             ----------
NETHERLANDS 6.4%
   Akzo Nobel* (Chemicals)            2,000      86,923
ASM International*
(Semiconductor
   Equipment and Products)            2,500      43,125
Reed Elsevier* (Media)                6,600      89,782
Unilever (ADRs)
   (Consumer Staples)                 1,000      64,800
                                             ----------
                                                284,630
                                             ----------

----------
* Non-income producing security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------

SELIGMAN  INTERNATIONAL GROWTH  PORTFOLIO (continued)

                                     SHARES    VALUE
                                     ------  ----------
RUSSIA 1.3%
Surgutneftegaz
   (ADRs)* (Energy)                   2,900  $   56,695
                                             ----------
SOUTH KOREA 1.0%
Samsung Electronics
   (Semiconductor
   Equipment and Products)              160      43,757
                                             ----------
SPAIN 3.9%
Banco Bilbao Vizcaya Argentaria
   (Banks)                            8,100      91,423
Banco Popular Espaol
   (Banks)                            1,825      80,541
                                             ----------
                                                171,964
                                             ----------
SWITZERLAND 7.0%
Credit Suisse Group (Banks)           1,500      47,519
Novartis (Health Care)                2,400     105,317
Serono (Health Care)                     60      39,464
Swiss Re (Insurance)                    700      68,287
Syngenta (Chemicals)                    800      47,979
                                             ----------
                                                308,566
                                             ----------
UNITED KINGDOM 14.5%
Barclays Bank (Banks)                10,300      86,685
BP (ADRs) (Energy)                    2,300     116,127
British Sky Broadcasting (Media)      2,250      21,578
Centrica (Utilities)                 22,250      68,865
CGNU (Insurance)                      2,500      20,106
Diageo (Consumer Staples)             8,572     111,350
GlaxoSmithKline* (Health Care)        1,127      24,365
GlaxoSmithKline (ADRs)
   (Health Care)                      1,500      64,710
Royal Bank of Scotland Group
   (Banks)                            4,465     126,621
                                             ----------
                                                640,407
                                             ----------
TOTAL COMMON STOCKS
   (Cost $3,962,037)                          4,066,229
                                             ----------
PREFERRED STOCKS 0.4%
   (Cost $22,074)
AUSTRALIA 0.4%
News Corp. (Media)                    4,300      19,805
                                             ----------
TOTAL INVESTMENTS 92.5%
   (Cost $3,984,111)                          4,086,034
OTHER ASSETS
   LESS LIABILITIES 7.5%                        330,989
                                             ----------
NET ASSETS 100.0%                            $4,417,023
                                             ==========

--------------------------------------------------------------------------------

SELIGMAN INVESTMENT GRADE FIXED INCOME PORTFOLIO


                                     PRINCIPAL
                                       AMOUNT     VALUE
                                    ----------  ----------
US GOVERNMENT AND
GOVERNMENT AGENCY
SECURITIES 41.4%
US GOVERNMENT
SECURITIES 25.5%
US Treasury Bonds:
   7-1/4%, 8/15/2022                $  330,000  $  393,187
   6-1/4%, 8/15/2023                   385,000     412,620
   5-3/8%, 2/15/2031                   230,000     225,292
US Treasury Notes:
   3-3/8%, 3/30/2004                   100,000     101,086
   4-5/8%, 5/15/2006                   265,000     273,033
   4-3/4%, 11/15/2008                  105,000     106,954
   5%, 8/15/2011                       440,000     446,249
                                                ----------
Total US Government Securities
   (Cost $1,919,163)                             1,958,421
                                                ----------
AGENCY SECURITIES 9.7%
FHLMC:
   5-1/2%, 7/15/2006                $   75,000  $   78,738
   4-7/8%, 3/15/2007                   190,000     194,410
   6.22%, 3/18/2008                     75,000      77,200
   5-7/8%, 3/21/2011                    80,000      82,134
FNMA:
   6-1/2%, 8/15/2004                   100,000     106,805
   6%, 12/15/2005                      125,000     133,582
   6-1/4%, 7/19/2011                    75,000      77,407
                                                ----------
Total Agency Securities
   (Cost $736,258)                                 750,276
                                                ----------

----------
* Non-income producing security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS  OF  INVESTMENTS  (UNAUDITED)  (CONTINUED)
--------------------------------------------------------------------------------

SELIGMAN  INVESTMENT GRADE FIXED INCOME PORTFOLIO (continued)

                                     PRINCIPAL
                                      AMOUNT      VALUE
                                    ----------  ----------
MORTGAGE-BACKED
SECURITIES 6.2%
FHLMC GOLD:
   6%, 11/1/2010                    $   42,336  $   43,736
   7-1/2%, 10/1/2017                    36,260      38,476
   8%, 12/1/2023                        22,681      24,358
FNMA:
   8-1/2%, 10/1/2015                    43,980      47,174
   8%, 6/1/2028                         26,009      27,887
   6%, 9/1/2028                         94,135      94,743
GNMA:
   6-1/2%, 12/15/2028                  135,260     135,353
   6%, 12/20/2028                       63,694      65,340
                                                ----------
Total Mortgage-Backed Securities
   (Cost $459,703)                                 477,067
                                                ----------
TOTAL US GOVERNMENT AND
GOVERNMENT AGENCY SECURITIES
   (Cost $3,115,124)                             3,185,764
                                                ----------
CORPORATE BONDS 39.1%
AUTOMOBILES AND
COMPONENTS 1.9%
Ford Motor 7-3/8%, 10/1/2011           145,000     147,101
                                                ----------
CAPITAL GOODS 2.1%
General Electric Capital:
6-7/8%, 11/15/2010                      40,000      42,922
6-3/4%, 3/15/2032                       50,000      49,269
Masco 5-7/8%, 7/15/2012                 70,000      69,214
                                                ----------
                                                   161,405
                                                ----------
CHEMICALS 1.2%
Ashland 6.86%, 5/1/2009                 40,000      41,584
Valspar 6%, 5/1/2007                    50,000      50,673
                                                ----------
                                                    92,257
                                                ----------
COMMERCIAL SERVICES
AND SUPPLIES 1.7%
Associates Corp. of North
   America 6.95%, 11/1/2018             75,000      77,752
Pitney Bowes 5-3/4%, 8/15/2008          50,000      51,898
                                                ----------
                                                   129,650
                                                ----------
CONSUMER STAPLES 3.6%
Coca-Cola Enterprises 5-1/4%,
   5/15/2007                            95,000      97,218
Johnson & Johnson 6.95%,
   9/1/2029                             25,000      27,323
Kraft Foods 6-1/4%, 6/1/2012            85,000      87,747
Newell Rubbermaid 6%,
   3/15/2007                            60,000      61,885
                                                ----------
                                                   274,173
                                                ----------
ENERGY 1.1%
Constellation Energy Group
   6.35%, 4/1/2007                      35,000      36,290
Puget Sound Energy 7.02%,
   12/1/2027                            50,000      46,491
                                                ----------
                                                    82,781
                                                ----------
FINANCIALS 18.4%
AFLAC 6-1/2%, 4/15/2009                 85,000      88,934
Bank of America 6-1/4%,
   4/15/2012                            85,000      86,958
Citigroup 4-1/8%, 6/30/2005             70,000      70,204
Countrywide Funding 5-1/2%,
   2/1/2007                             90,000      91,697
FleetBoston Financial 4-7/8%,
   12/1/2006                            60,000      60,261
General Motors Acceptance
   7-1/4%, 3/2/2011                     60,000      61,357
Goldman Sachs Group 6-7/8%,
   1/15/2011                            50,000      51,921
Household Finance 7-7/8%,
   3/1/2007                             80,000      85,409
International Lease Finance
   5-3/4%, 2/15/2007                    75,000      76,924
Metropolitan Life Insurance
   6-1/8%, 12/1/2011                    75,000      76,662
J.P. Morgan Chase 51/4%,
   5/30/2007                            75,000      75,515
Morgan Stanley Group 5.80%,
   4/1/2007                             55,000      56,464
Morgan Stanley Group 6-3/4%,
   4/15/2011                            75,000      77,279

--------------
+ Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
See  Notes  to  Financial  Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------

SELIGMAN  INVESTMENT GRADE FIXED INCOME PORTFOLIO (continued)

                                     PRINCIPAL
                                      AMOUNT      VALUE
                                    ----------  ----------


National City 6-7/8%, 5/15/2019     $   70,000  $   71,826
PNC Funding 5-3/4%, 8/1/2006            70,000      72,217
Synovus Financial 7-1/4%,
   12/15/2005                           75,000      81,816
USA Education 55/8%,
   4/10/2007                            80,000      82,716
Wachovia Bank 4.85%,
   7/30/2007                            75,000      75,343
Wells Fargo Financial 4-7/8%,
   6/12/2007                            75,000      74,983
                                                ----------
                                                 1,418,486
                                                ----------
MEDIA 1.8%
AOL Time Warner 63/4%,
   4/15/2011                            60,000      55,305
Viacom 5-5/8%, 5/1/2007                 85,000      87,118
                                                ----------
                                                   142,423
                                                ----------
PHARMACEUTICALS AND
BIOTECHNOLOGY 0.7%
Pharmacia 6-1/2%, 12/1/2018             55,000      55,970
                                                ----------
RETAILING 2.1%
Kohl's 7-1/4%, 6/1/2029                 50,000      53,764
Sears, Roebuck Acceptance
   6.70%, 4/15/2012                     40,000      40,992
Target 7%, 7/15/2031                    65,000      68,996
                                                ----------
                                                   163,752
                                                ----------
TELECOMMUNICATION
SERVICES 3.0%
Bellsouth 6-7/8%, 10/15/2031            55,000      54,683
SBC Communications 5-3/4%,
   5/2/2006                             65,000      67,224
Verizon 6-1/8%, 3/1/2012               110,000     104,829
                                                ----------
                                                   226,736
                                                ----------
TRANSPORTATION 0.8%
Norfolk Southern 6%, 4/30/2008          60,000      62,138
                                                ----------
UTILITIES 0.7%
Cinergy 6-1/4%, 9/1/2004                50,000      50,821
                                                ----------
TOTAL CORPORATE BONDS
(Cost $2,978,002)                                3,007,693
                                                ----------
ASSET-BACKED
SECURITIES 2.4%
AEROSPACE AND
DEFENSE 2.4%
Peco Energy Transition Trust
   6.05%, 3/1/2009                     100,000     106,044
PP&L Transition 6.83%,
   3/25/2007                            75,000      79,953
                                                ----------
TOTAL ASSET-BACKED SECURITIES
(Cost $174,898)                                    185,997
                                                ----------
REPURCHASE
AGREEMENT 15.9%
   (Cost $1,220,000)
State Street Bank & Trust, 1.81%,
   dated 6/28/2002, maturing
   7/1/2002, collateralized by:
   $1,265,000 US Treasury Bills,
   9/19/2002, with a fair market
   value of $1,260,256               1,220,000   1,220,000
                                                ----------
TOTAL INVESTMENTS 98.8%
   (Cost $7,488,024)                             7,599,454
OTHER ASSETS
   LESS LIABILITIES 1.2%                            91,555
                                                ----------
NET ASSETS 100.0%                               $7,691,009
                                                ==========

--------------
+ Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
See  Notes  to  Financial  Statements.

--------------------------------------------------------------------------------
                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS  OF  INVESTMENTS  (UNAUDITED)  (CONTINUED)
--------------------------------------------------------------------------------

SELIGMAN  LARGE-CAP GROWTH  PORTFOLIO


                                      SHARES     VALUE
                                      ------  -----------
COMMON STOCKS -- 100.7%
AUTOMOBILES AND
COMPONENTS -- 2.7%
Harley-Davidson                        1,350  $   69,215
                                              -----------
CAPITAL GOODS -- 4.2%
General Electric                       1,750      50,837
Honeywell International                1,600      56,368
                                              -----------
                                                 107,205
                                              -----------
CHEMICALS -- 7.0%
Dow Chemical                           3,300     113,454
Praxair                                1,100      62,667
                                              -----------
                                                 176,121
                                              -----------
COMMERCIAL SERVICES
AND SUPPLIES -- 1.5%
Robert Half International*             1,400      32,620
Waste Management                         200       5,210
                                              -----------
                                                  37,830
                                              -----------
COMMUNICATIONS
EQUIPMENT -- 7.4%
Brocade Communications
Systems*                               1,800      31,464
CIENA*                                 4,300      17,996
Cisco Systems*                         6,100      85,064
Lucent Technologies*                   7,100      11,786
QUALCOMM*                                800      21,988
Research In Motion* (Canada)           1,600      18,200
                                              -----------
                                                 186,498
                                              -----------
COMPUTERS AND
PERIPHERALS -- 2.5%
Dell Computer*                           800      20,932
International Business Machines          600      43,200
                                              -----------
                                                  64,132
                                              -----------
CONSUMER DURABLES
AND APPAREL -- 3.1%
Mattel                                 1,500      31,620
Newell Rubbermaid                        400      14,024
NIKE (Class B)                           600      32,190
                                              -----------
                                                  77,834
                                              -----------
CONSUMER STAPLES -- 3.3%
Coca-Cola                              1,500      84,000
                                              -----------
FINANCIALS -- 5.3%
AFLAC                                  1,600  $   51,200
American International Group             800      54,584
Citigroup                                700      27,125
                                              -----------
                                                 132,909
                                              -----------
HEALTH CARE EQUIPMENT
AND SERVICES -- 7.0%
Laboratory Corp. of
America Holdings*                        900      41,085
Medtronic                              2,200      94,270
Quest Diagnostics*                       500      43,025
                                              -----------
                                                 178,380
                                              -----------
HOTELS, RESTAURANTS
AND LEISURE -- 6.9%
Hilton Hotels                          8,100     112,590
Starwood Hotels & Resorts Worldwide    1,900      62,491
                                              -----------
                                                 175,081
                                              -----------
MEDIA -- 7.5%
AOL Time Warner*                       3,200      47,072
Clear Channel Communications*          1,600      51,232
Walt Disney                              700      13,230
Interpublic Group of Companies           600      14,856
Viacom (Class B)*                      1,400      62,118
                                              -----------
                                                 188,508
                                              -----------
PHARMACEUTICALS AND
BIOTECHNOLOGY -- 22.9%
Abbot Laboratories                       400      15,060
Allergan                                 300      20,025
Amgen*                                 1,700      71,204
Genentech*                             1,300      43,550
IDEC Pharmaceuticals*                    300      10,634
Johnson & Johnson                      1,100      57,486
Lilly (Eli)                            1,600      90,240
MedImmune*                             1,200      31,674
Pfizer                                 3,950     138,250
Pharmacia                              1,600      59,920
Wyeth                                    800      40,960
                                              -----------
                                                 579,003
                                              -----------

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                                   June 30, 2002
--------------------------------------------------------------------------------
SELIGMAN  LARGE-CAP GROWTH  PORTFOLIO (continued)


                                      SHARES     VALUE
                                      ------  -----------
RETAILING -- 4.8%
Home Depot                             1,200  $   44,076
Wal-Mart Stores                        1,400      77,014
                                              -----------
                                                 121,090
                                              -----------
SEMICONDUCTOR EQUIPMENT
AND PRODUCTS -- 6.4%
Broadcom (Class A)*                      600      10,521
Intel                                  4,200      76,755
Marvell Technology Group*              1,400      27,853
PMC-Sierra*                            2,200      20,383
Texas Instruments                      1,100      26,070
                                              -----------
                                                 161,582
                                              -----------
SOFTWARE AND SERVICES -- 7.3%
Microsoft*                             2,000     109,260
Oracle*                                1,500      14,212
SAP (ADRs) (Germany)                   1,400      34,006
VERITAS Software*                      1,300      25,721
                                              -----------
                                                 183,199
                                              -----------
TELECOMMUNICATION
SERVICES -- 0.4%
SBC Communications                       300  $    9,150
                                              -----------
TRANSPORTATION -- 0.5%
United Parcel Service (Class B)          200      12,350
                                              -----------
TOTAL INVESTMENTS
   (Cost $3,335,364)                           2,544,087
OTHER ASSETS
   Less Liabilities -- (0.7)%                    (17,831)
                                              -----------
NET ASSETS -- 100.0%                          $2,526,256
                                              ===========

--------------------------------------------------------------------------------

SELIGMAN  LARGE-CAP VALUE  PORTFOLIO


                               SHARES     VALUE
                               ------  -----------
COMMON STOCKS -- 101.5%
AEROSPACE AND
DEFENSE -- 10.2%
Boeing                          5,000  $  225,000
Goodrich (B.F.)                 8,000     218,560
United Technologies             3,500     237,650
                                       -----------
                                          681,210
                                       -----------
AUTOMOBILES AND
COMPONENTS -- 3.2%
Ford Motor                     13,500     216,000
                                       -----------
BANKS -- 11.1%
Bank of New York                6,500     219,375
FleetBoston Financial           7,040     227,744
Washington Mutual               8,000     296,880
                                       -----------
                                          743,999
                                       -----------
CAPITAL GOODS -- 1.7%
General Electric                4,000     116,200
                                       -----------
CHEMICALS -- 6.7%
Dow Chemical                    6,500  $  223,470
Praxair                         4,000     227,880
                                       -----------
                                          451,350
                                       -----------
COMMUNICATIONS
EQUIPMENT -- 2.4%
Juniper Networks*              18,000     101,790
Lucent Technologies*           37,000      61,420
                                       -----------
                                          163,210
                                       -----------
COMPUTERS AND
PERIPHERALS -- 3.2%
International Business
Machines                        3,000     216,000
                                       -----------
DIVERSIFIED
FINANCIALS -- 9.2%
Citigroup                       5,000     193,750
Fannie Mae                      3,000     221,250
J.P. Morgan Chase               6,000     203,520
                                       -----------
                                          618,520
                                       -----------

----------
*    Non-income  producing  security.
See  Notes  to  Financial  Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
PORTFOLIOS  OF  INVESTMENTS  (UNAUDITED)  (CONTINUED)
--------------------------------------------------------------------------------

SELIGMAN  LARGE-CAP VALUE  PORTFOLIO (continued)


                               SHARES     VALUE
                               ------  -----------
ELECTRIC UTILITIES -- 1.8%
AES                            21,710  $  117,668
                                       -----------
ENERGY -- 6.3%
ChevronTexaco                   2,310     204,435
Transocean Sedco Forex          7,000     218,050
                                       -----------
                                          422,485
                                       -----------
GAS UTILITIES -- 2.5%
El Paso                         8,100     166,941
                                       -----------
HEALTH CARE EQUIPMENT
AND SUPPLIES -- 5.9%
Baxter International            4,000     177,800
Medtronic                       5,000     214,250
                                       -----------
                                          392,050
                                       -----------
HOUSEHOLD
PRODUCTS -- 3.3%
Kimberly-Clark                  3,500     217,000
                                       -----------
INSURANCE -- 9.8%
Allstate                        6,500     240,370
St. Paul Companies              5,500     214,060
UNUMProvident                   7,800     198,510
                                       -----------
                                          652,940
                                       -----------
MULTI-UTILITIES AND
UNREGULATED POWER -- 2.2%
Dynegy                         21,000     151,200
                                       -----------
PAPER AND
FOREST PRODUCTS -- 6.5%
Georgia-Pacific                 8,000  $  196,640
International Paper             5,500     239,690
                                       -----------
                                          436,330
                                       -----------
PHARMACEUTICALS -- 6.1%
Bristol-Myers Squibb            8,000     205,600
Wyeth                           3,900     199,680
                                       -----------
                                          405,280
                                       -----------
RETAILING -- 6.5%
Costco Wholesale*               5,000     193,075
Radio Shack                     8,000     240,480
                                       -----------
                                          433,555
                                       -----------
TOBACCO -- 2.9%
Philip Morris                   4,500     196,560
                                       -----------
TOTAL INVESTMENTS -- 101.5%
   (Cost $7,462,142)                    6,798,498
OTHER ASSETS
   LESS LIABILITIES -- (1.5)%             (97,714)
                                       -----------
NET ASSETS -- 100.0%                   $6,700,784
                                       ===========

--------------------------------------------------------------------------------

SELIGMAN  SMALl-CAP VALUE  PORTFOLIO

                                   SHARES        VALUE
                                  ---------  -------------
COMMON STOCKS -- 101.0%
AEROSPACE AND
DEFENSE -- 2.7%
Cubic                               180,000  $  4,266,000
                                             -------------
CHEMICALS -- 10.6%
Crompton                            323,500     4,124,625
Minerals Technologies                70,000     3,452,400
NOVA Chemicals (Canada)             190,000     4,282,600
Olin                                214,100     4,742,315
                                             -------------
                                               16,601,940
                                             -------------
COMMERCIAL SERVICES
AND SUPPLIES -- 6.2%
Cadmus Communications               219,650  $  2,475,455
Korn/Ferry International            410,000     3,731,000
Pittston Brink's Group              146,272     3,510,528
                                             -------------
                                                9,716,983
                                             -------------
CONSUMER STAPLES -- 8.2%
Bunge                               180,000     3,798,000
Constellation Brands (Class B)*     130,000     4,160,000
Fresh Del Monte Produce             195,000     4,875,000
                                             -------------
                                               12,833,000
                                             -------------

---------
*  Non-income  producing  security.
See  Notes  to  Financial  Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                                   June 30, 2002
--------------------------------------------------------------------------------
SELIGMAN  SMALL-CAP VALUE  PORTFOLIO (continued)


                                      SHARES     VALUE
                                      ------  -----------
CONTAINERS AND
PACKAGING -- 4.8%
BWAY*                               245,000  $  3,907,750
Smurfit-Stone Container*            230,000     3,545,450
                                             -------------
                                                7,453,200
                                             -------------
ENERGY -- 7.6%
Equitable Resources                 100,000     3,430,000
Smith International*                 60,000     4,091,400
Universal Compression Holdings*     179,100     4,296,609
                                             -------------
                                               11,818,009
                                             -------------
FINANCIALS -- 9.2%
Allmerica Financial                  80,000     3,696,000
Berkley (W.R.)                       60,000     3,300,000
Commercial Federal                  130,000     3,770,000
PMI Group (The)                      94,000     3,590,800
                                             -------------
                                               14,356,800
                                             -------------
HEALTH CARE EQUIPMENT
AND SUPPLIES -- 2.4%
Edwards Lifesciences*               160,000     3,712,000
                                             -------------
HEALTH CARE PROVIDERS
AND SERVICES -- 7.0%
Apria Healthcare Group*             160,000     3,584,000
Omnicare                            139,000     3,650,140
Oxford Health Plans*                 80,000     3,716,800
                                             -------------
                                               10,950,940
                                             -------------
HOUSEHOLD DURABLES -- 5.4%
Clayton Homes                       140,000     2,212,000
Furniture Brands International*      90,000     2,722,500
Harman International Industries      70,000     3,447,500
                                             -------------
                                                8,382,000
                                             -------------
MACHINERY -- 6.8%
Mueller Industries*                 110,000     3,492,500
Navistar International              100,000     3,200,000
Stewart & Stevenson Services        220,000     3,903,900
                                             -------------
                                               10,596,400
                                             -------------
MEDIA -- 2.0%
Reader's Digest Association         170,000     3,184,100
                                             -------------
PAPER AND
FOREST PRODUCTS -- 3.0%
Bowater                              85,000  $  4,621,450
                                             -------------
PHARMACEUTICALS AND
BIOTECHNOLOGY -- 7.3%
Enzon*                              150,000     3,766,500
Eon Labs*                            74,200     1,319,647
Pharmacopeia*                       296,500     2,506,907
Protein Design Labs*                345,000     3,748,425
                                             -------------
                                               11,341,479
                                             -------------
REAL ESTATE -- 1.0%
Innkeepers USA Trust                158,000     1,513,640
                                             -------------
RETAILING -- 10.4%
American Eagle Outfitters*          200,000     4,227,000
Fred's                              102,187     3,720,118
Urban Outfitters*                   140,000     4,855,200
Wet Seal (The) (Class A)*           142,500     3,467,025
                                             -------------
                                               16,269,343
                                             -------------
TECHNOLOGY HARDWARE
AND EQUIPMENT -- 4.4%
Agere Systems (Class A)*          1,600,000     2,240,000
Skyworks Solutions                  199,300     1,107,112
Trimble Navigation*                 231,000     3,579,345
                                             -------------
                                                6,926,457
                                             -------------
TRANSPORTATION -- 2.0%
Continental Airlines*               200,000     3,156,000
                                             -------------
TOTAL COMMON STOCKS
   (Cost $142,901,876)                        157,699,741
REPURCHASE AGREEMENT -- 1.6%
   (Cost $2,500,000)                            2,500,000
                                             -------------
TOTAL INVESTMENTS -- 102.6%
   (Cost $145,401,876)                        160,199,741
OTHER ASSETS
   LESS LIABILITIES -- (2.6)%                  (4,108,570)
                                             -------------

NET ASSETS -- 100.0%                         $156,091,171
                                             =============

----------
*  Non-income  producing  security.
See  Notes  to  Financial  Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
STATEMENTS  OF  ASSETS  AND  LIABILITIES  (UNAUDITED)



                                                       SELIGMAN      SELIGMAN        SELIGMAN
                                         SELIGMAN        CASH         COMMON      COMMUNICATIONS      SELIGMAN       SELIGMAN
                                          CAPITAL     MANAGEMENT      STOCK       AND INFORMATION     FRONTIER     GLOBAL GROWTH
                                         PORTFOLIO     PORTFOLIO    PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                       -------------  -----------  ------------  -----------------  ------------  ---------------
ASSETS:
Investments, at value (see
   portfolios of investments):
Long-term holdings                     $ 20,254,393   $        --  $18,998,257   $     77,037,406   $10,181,479   $    3,378,956
Short-term holdings                              --     8,592,288           --          8,400,000       490,000               --
                                       -------------  -----------  ------------  -----------------  ------------  ---------------
Total Investments                        20,254,393     8,592,288   18,998,257         85,437,406    10,671,479        3,378,956
Cash*                                            --        78,517           --             65,423         5,039          279,306
Receivable for securities sold              490,492            --      176,213          2,186,266        48,994           66,612
Receivable from associated companies         18,481            --           --                 --            --               --
Dividends and interest receivable             4,559           287       20,904              7,275         1,466            5,841
Receivable for Capital Stock sold               592        15,710          250              2,539         1,073              699
Other                                            41         7,138           33                177            11                7
                                       -------------  -----------  ------------  -----------------  ------------  ---------------
TOTAL ASSETS                             20,768,558     8,693,940   19,195,657         87,699,086    10,728,062        3,731,421
                                       -------------  -----------  ------------  -----------------  ------------  ---------------
LIABILITIES:
Payable for securities purchased            335,260            --           --          1,747,288        85,551           38,125
Bank overdraft                               57,176            --       39,461                 --            --               --
Payable for Capital Stock redeemed           37,869           583       54,543             70,866        90,563              936
Payable to the Manager                        7,159         4,758        6,608             56,996         6,671            3,360
Unrealized depreciation
   on forward currency contracts                 --            --           --                 --            --               52
Accrued expenses and other                   30,874        18,535       19,889             73,844        19,292           12,791
                                       -------------  -----------  ------------  -----------------  ------------  ---------------
TOTAL LIABILITIES                           468,338        23,876      120,501          1,948,994       202,077           55,264
                                       -------------  -----------  ------------  -----------------  ------------  ---------------
NET ASSETS                             $ 20,300,220   $ 8,670,064  $19,075,156   $     85,750,092   $10,525,985   $    3,676,157
                                       =============  ===========  ============  =================  ============  ===============
COMPOSITION OF NET ASSETS:
Capital Stock, $0.001 at par           $      2,124   $     8,669  $     1,996   $          9,547   $       904   $        1,041
Additional paid-in-capital               33,668,048     8,659,129   21,519,269        145,403,082    11,544,476        5,562,801
Undistributed/accumulated net
   investment income (loss)                 (65,670)           --      239,273           (409,666)      (53,685)          (3,345)
Undistributed/accumulated net
    realized gain (loss)                (12,164,128)        2,266   (1,944,183)       (35,750,080)   (1,083,621)      (1,601,124)
Net unrealized appreciation
   (depreciation) of investments         (1,140,154)           --     (741,199)       (23,502,791)      117,911         (426,940)
Net unrealized appreciation
   on translation of assets
   and liabilities denominated in
   foreign currencies and forward
   currency contracts                            --            --           --                 --            --          143,724
                                       -------------  -----------  ------------  -----------------  ------------  ---------------
NET ASSETS                             $ 20,300,220   $ 8,670,064  $19,075,156   $     85,750,092   $10,525,985   $    3,676,157
                                       =============  ===========  ============  =================  ============  ===============
   Class 1                             $ 16,873,087   $ 8,670,064  $19,075,156   $     73,247,340   $10,525,985   $    3,676,157
   Class 2                             $  3,427,133                              $     12,502,752
SHARES OF CAPITAL STOCK OUTSTANDING
   Class 1                                1,764,206     8,669,456    1,995,525          8,148,400       904,006        1,040,651
   Class 2                                  359,635                                     1,399,057
NET ASSET VALUE PER SHARE
   Class 1                             $       9.56   $      1.00  $      9.56   $           8.99   $     11.64   $         3.53
                                       =============  ===========  ============  =================  ============  ===============
   Class 2                             $       9.53                              $           8.94
                                       =============                             =================

----------
*    Includes foreign currencies
     as follows:                       $         --   $        --  $        --   $            --    $        --   $        34,511
**   Includes  amounts  from  prior  year  to be distributed in 2002, comprising
     $1,096,967  of  net  short-term  gain  distributable  as  or income for tax purposes,  and  $504,378  of  net  long-term  gain.
See Notes to Financial Statements.


                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                                                   June 30, 2002
--------------------------------------------------------------------------------



                                           SELIGMAN        SELIGMAN       SELIGMAN                     SELIGMAN
                                        GLOBAL SMALLER      GLOBAL       HIGH-YIELD     SELIGMAN     INTERNATIONAL
                                          COMPANIES       TECHNOLOGY        BOND         INCOME         GROWTH
                                          PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                       ----------------  -------------  -------------  -----------  ---------------
ASSETS:
Investments, at value (see
   portfolios of investments):
Long-term holdings                     $     8,239,531   $ 14,070,785   $  9,770,076   $3,593,123   $    4,086,034
Short-term holdings                                 --             --             --           --               --
                                       ----------------  -------------  -------------  -----------  ---------------
Total Investments                            8,239,531     14,070,785      9,770,076    3,593,123        4,086,034
Cash*                                          437,786      1,301,951        272,149      234,395          326,680
Receivable for securities sold                  58,178        184,537        231,393       41,160           83,567
Receivable from associated companies                --             --             --          570               --
Dividends and interest receivable               12,029          5,627        204,702       26,437           12,948
Receivable for Capital Stock sold                8,036          1,459          1,578           --            3,148
Other                                               14             29             16            6                8
                                       ----------------  -------------  -------------  -----------  ---------------
TOTAL ASSETS                                 8,755,574     15,564,388     10,479,914    3,895,691        4,512,385
                                       ----------------  -------------  -------------  -----------  ---------------
LIABILITIES:
Payable for securities purchased                59,694         37,487        177,277       24,527           71,924
Bank overdraft                                      --             --             --           --               --
Payable for Capital Stock redeemed              22,595         50,835         14,612       48,589            3,911
Payable to the Manager                           1,729         10,209          4,678           --            4,546
Unrealized depreciation
   on forward currency contracts                    --             83             --           --              105
Accrued expenses and other                      30,553         36,024         14,894       15,379           14,876
                                       ----------------  -------------  -------------  -----------  ---------------
TOTAL LIABILITIES                              114,571        134,638        211,461       88,495           95,362
                                       ----------------  -------------  -------------  -----------  ---------------
NET ASSETS                             $     8,641,003   $ 15,429,750   $ 10,268,453   $3,807,196   $    4,417,023
                                       ================  =============  =============  ===========  ===============
COMPOSITION OF NET ASSETS:
Capital Stock, $0.001 at par           $           898   $      1,546   $      1,780   $      452   $          565
Additional paid-in-capital                  10,109,879     30,677,494     22,141,574    4,289,100        7,271,386
Undistributed/accumulated net
   investment income (loss)                    (29,169)      (134,819)     1,955,987      195,972            6,524
Undistributed/accumulated net
    realized gain (loss)                    (1,254,210)   (11,321,101)   (13,622,310)    (576,741)      (2,963,469)
Net unrealized appreciation
   (depreciation) of investments              (398,465)    (4,185,072)      (208,578)    (101,587)        (136,795)
Net unrealized appreciation
   on translation of assets
   and liabilities denominated in
   foreign currencies and forward
   currency contracts                          212,070        391,702             --           --          238,812
                                       ----------------  -------------  -------------  -----------  ---------------
NET ASSETS                             $     8,641,003   $ 15,429,750   $ 10,268,453   $3,807,196   $    4,417,023
                                       ================  =============  =============  ===========  ===============
   Class 1                             $     8,641,003   $ 13,424,405   $ 10,268,453   $3,807,196   $    4,417,023
   Class 2                                               $  2,005,345
SHARES OF CAPITAL STOCK OUTSTANDING
   Class 1                                     897,693      1,344,910      1,779,647      452,338          564,847
   Class 2                                                    201,534
NET ASSET VALUE PER SHARE
   Class 1                             $          9.63   $       9.98   $       5.77   $     8.42   $         7.82
                                       ================  =============  =============  ===========  ===============
   Class 2                                               $       9.95
                                                         =============

----------
*    Includes foreign currencies
     as follows:                       $        76,690   $ 1,001,440   $         --   $         --  $        31,668
**   Includes  amounts  from  prior  year  to be distributed in 2002, comprising
     $1,096,967  of  net  short-term  gain  distributable  as  or income for tax purposes,  and  $504,378  of  net  long-term  gain.
See Notes to Financial Statements.




                                          SELIGMAN
                                         INVESTMENT      SELIGMAN     SELIGMAN      SELIGMAN
                                           GRADE        LARGE-CAP     LARGE-CAP     SMALL-CAP
                                        FIXED INCOME      GROWTH        VALUE         VALUE
                                         PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                       --------------  ------------  -----------  -------------
ASSETS:
Investments, at value (see
   portfolios of investments):
Long-term holdings                     $   6,379,454   $ 2,544,087   $6,798,498   $157,699,741
Short-term holdings                        1,220,000            --           --      2,500,000
                                       --------------  ------------  -----------  -------------
Total Investments                          7,599,454     2,544,087    6,798,498    160,199,741
Cash*                                          6,780            --           --        100,318
Receivable for securities sold                    --        73,413           --             --
Receivable from associated companies              --            --           --             --
Dividends and interest receivable             92,735         1,909       15,449         51,867
Receivable for Capital Stock sold              7,769         2,824        3,074         79,953
Other                                              8             6            7             38
                                       --------------  ------------  -----------  -------------
TOTAL ASSETS                               7,706,746     2,622,239    6,817,028    160,431,917
                                       --------------  ------------  -----------  -------------
LIABILITIES:
Payable for securities purchased                  --         9,307           --      1,111,518
Bank overdraft                                    --        63,265       98,731             --
Payable for Capital Stock redeemed               711        13,585        4,385      3,028,292
Payable to the Manager                         2,510         1,327        4,659        130,888
Unrealized depreciation
   on forward currency contracts                  --            --           --             --
Accrued expenses and other                    12,516         8,499        8,469         70,048
                                       --------------  ------------  -----------  -------------
TOTAL LIABILITIES                             15,737        95,983      116,244      4,340,746
                                       --------------  ------------  -----------  -------------
NET ASSETS                             $   7,691,009   $ 2,526,256   $6,700,784   $156,091,171
                                       ==============  ============  ===========  =============
COMPOSITION OF NET ASSETS:
Capital Stock, $0.001 at par           $         728   $       465   $      759   $     12,161
Additional paid-in-capital                 7,338,460     5,582,068    7,588,077    141,773,147
Undistributed/accumulated net
   investment income (loss)                  513,136        (9,788)     103,085       (363,452)
Undistributed/accumulated net
    realized gain (loss)                    (272,745)   (2,255,212)    (327,493)   (128,550)**
Net unrealized appreciation
   (depreciation) of investments             111,430      (791,277)    (663,644)    14,797,865
Net unrealized appreciation
   on translation of assets
   and liabilities denominated in
   foreign currencies and forward
   currency contracts                             --            --           --             --
                                       --------------  ------------  -----------  -------------
NET ASSETS                             $   7,691,009   $ 2,526,256   $6,700,784   $156,091,171
                                       ==============  ============  ===========  =============
   Class 1                             $   7,691,009   $ 2,526,256   $6,700,784   $146,814,270
   Class 2                                                                        $  9,276,901
SHARES OF CAPITAL STOCK OUTSTANDING
   Class 1                                   728,187       465,252      758,547     11,437,329
   Class 2                                                                             723,471
NET ASSET VALUE PER SHARE
   Class 1                             $       10.56   $      5.43   $     8.83   $      12.84
                                       ==============  ============  ===========  =============
   Class 2                                                                        $      12.82
                                                                                  =============

----------
*    Includes foreign currencies
     as follows:                       $          --    $       --   $       --   $         --
**   Includes  amounts  from  prior  year  to be distributed in 2002, comprising
     $1,096,967  of  net  short-term  gain  distributable  as  or income for tax purposes,  and  $504,378  of  net  long-term  gain.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
STATEMENTS  OF OPERATIONS  (unaudited)
--------------------------------------------------------------------------------


                                                                                       SELIGMAN
                                                         SELIGMAN      SELIGMAN     COMMUNICATIONS
                                            SELIGMAN       CASH         COMMON           AND           SELIGMAN       SELIGMAN
                                            CAPITAL     MANAGEMENT      STOCK        INFORMATION       FRONTIER     GLOBAL GROWTH
                                           PORTFOLIO     PORTFOLIO    PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                          ------------  -----------  ------------  ----------------  ------------  ---------------
INVESTMENT INCOME:
Dividends*                                $    31,819   $        --  $   142,889   $        51,014   $    13,410   $       34,227
Interest                                        3,134        88,272          714            76,722         2,805            1,070
                                          ------------  -----------  ------------  ----------------  ------------  ---------------
TOTAL INVESTMENT INCOME                        34,953        88,272      143,603           127,736        16,215           35,297
                                          ------------  -----------  ------------  ----------------  ------------  ---------------
EXPENSES:
Management fee                                 49,527        20,293       44,308           419,590        44,729           20,658
Shareholder account services                   13,035            --           --            26,913            --               --
Custody and related services                    8,716         2,687        4,904            25,432         7,818           11,702
Shareholder reports and communications          7,636           905        2,160            14,722         5,714              709
Auditing and legal fees                         7,083         5,217        6,061            19,974         5,269            3,496
Distribution and service fees - Class 2         4,757            --           --            18,993            --               --
Directors' fees and expenses                    2,085         1,932        2,035             2,953         2,184            2,132
Registration                                    1,070            --        1,285             4,240            --               --
Interest expense                                   --            --           --                --            --               --
Miscellaneous                                   1,205         4,332          690               317           513              400
                                          ------------  -----------  ------------  ----------------  ------------  ---------------
TOTAL EXPENSES BEFORE REIMBURSEMENT            95,114        35,366       61,443           533,134        66,227           39,097
Reimbursement of expenses                          --            --           --                --            --          (10,178)
                                          ------------  -----------  ------------  ----------------  ------------  ---------------
TOTAL EXPENSES AFTER REIMBURSEMENT             95,114        35,366       61,443           533,134        66,227           28,919
                                          ------------  -----------  ------------  ----------------  ------------  ---------------
NET INVESTMENT INCOME (LOSS)                  (60,161)       52,906       82,160          (405,398)      (50,012)           6,378
                                          ------------  -----------  ------------  ----------------  ------------  ---------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS:
Net realized loss on investments           (2,634,808)           --     (107,118)       (9,549,049)     (575,131)        (226,642)
Net realized loss from foreign
  currency transactions                            --            --           --                --            --          (24,160)
Net change in unrealized
   appreciation/depreciation
   of investments                          (3,590,057)           --   (2,626,043)      (26,237,465)     (781,162)        (484,335)
Net change in unrealized
   depreciation on translation of
   assets and liabilities denominated
   in foreign currencies and forward
   currency contracts                              --            --           --                --            --          183,384
                                          ------------  -----------  ------------  ----------------  ------------  ---------------
NET GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS           (6,224,865)           --   (2,733,161)      (35,786,514)   (1,356,293)        (551,753)
                                          ------------  -----------  ------------  ----------------  ------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $(6,285,026)  $    52,906  $(2,651,001)  $   (36,191,912)  $(1,406,305)  $     (545,375)
                                          ============  ===========  ============  ================  ============  ===============

----------
*  Net of foreign tax withheld as follows: $       --  $         --   $       --   $             --   $       --   $         4,092
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
                                         For the Six Months Ended June 30, 2002
--------------------------------------------------------------------------------





                                              SELIGMAN        SELIGMAN      SELIGMAN                    SELIGMAN
                                           GLOBAL SMALLER      GLOBAL      HIGH-YIELD    SELIGMAN     INTERNATIONAL
                                             COMPANIES       TECHNOLOGY       BOND        INCOME         GROWTH
                                             PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                          ----------------  ------------  ------------  -----------  ---------------
INVESTMENT INCOME:
Dividends*                                $        37,095   $    22,496   $    44,905   $   17,156   $       54,699
Interest                                            2,031         7,312       559,467       44,394              178
                                          ----------------  ------------  ------------  -----------  ---------------
TOTAL INVESTMENT INCOME                            39,126        29,808       604,372       61,550           54,877
                                          ----------------  ------------  ------------  -----------  ---------------

EXPENSES:
Management fee                                     46,675       100,171        30,356        8,429           22,707
Shareholder account services                           --        13,180            --           --               --
Custody and related services                       46,108        32,565        13,041       10,420           12,824
Shareholder reports and communications              1,460         7,150         1,712          711              736
Auditing and legal fees                             4,602         5,934         5,068        3,303            3,658
Distribution and service fees - Class 2                --         2,005            --           --               --
Directors' fees and expenses                        2,095         2,649         2,157        1,901            1,928
Registration                                           --         2,113           241          565               --
Interest expense                                       --            --            --           --               --
Miscellaneous                                         476           778           488          380              397
                                          ----------------  ------------  ------------  -----------  ---------------
TOTAL EXPENSES BEFORE REIMBURSEMENT               101,416       166,545        53,063       25,709           42,250
Reimbursement of expenses                         (36,080)      (24,309)           --       (5,691)         (10,465)
                                          ----------------  ------------  ------------  -----------  ---------------
TOTAL EXPENSES AFTER REIMBURSEMENT                 65,336       142,236        53,063       20,018           31,785
                                          ----------------  ------------  ------------  -----------  ---------------
NET INVESTMENT INCOME (LOSS)                      (26,210)     (112,428)      551,309       41,532           23,092
                                          ----------------  ------------  ------------  -----------  ---------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS:
Net realized loss on investments                 (363,998)   (1,744,981)   (2,149,711)    (161,605)        (472,944)
Net realized loss from foreign
  currency transactions                          (142,888)      (42,868)           --           --           (9,878)
Net change in unrealized
   appreciation/depreciation
   of investments                                (587,361)   (3,581,992)      948,987     (174,931)          16,937
Net change in unrealized
   depreciation on translation of
   assets and liabilities denominated
   in foreign currencies and forward
   currency contracts                             466,177       525,661            --           --          308,727
                                          ----------------  ------------  ------------  -----------  ---------------
NET GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS                 (628,070)   (4,844,180)   (1,200,724)    (336,536)        (157,158)
                                          ----------------  ------------  ------------  -----------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      (654,280)  $(4,956,608)  $  (649,415)  $ (295,004)  $     (134,066)
                                          ================  ============  ============  ===========  ===============

----------
*  Net of foreign tax withheld as follows:$        3,467   $      2,794   $        --   $       --   $         7,516
See Notes to Financial Statements.


                                             SELIGMAN
                                            INVESTMENT      SELIGMAN      SELIGMAN      SELIGMAN
                                              GRADE        LARGE-CAP     LARGE-CAP     SMALL-CAP
                                           FIXED INCOME      GROWTH        VALUE         VALUE
                                            PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                          --------------  ------------  ------------  ------------
INVESTMENT INCOME:
Dividends*                                $          --   $    10,706   $    73,960   $   408,409
Interest                                        184,859            49            58        33,827
                                          --------------  ------------  ------------  ------------
TOTAL INVESTMENT INCOME                         184,859        10,755        74,018       442,236
                                          --------------  ------------  ------------  ------------

EXPENSES:
Management fee                                   14,489        11,705        30,282       679,416
Shareholder account services                         --            --            --        18,719
Custody and related services                      5,829         1,922         1,398        17,094
Shareholder reports and communications            1,254         1,135         1,429        17,805
Auditing and legal fees                           4,176         3,348         4,072        39,352
Distribution and service fees - Class 2              --            --            --         7,113
Directors' fees and expenses                      1,929         2,350         2,315         3,279
Registration                                        168            --            --         1,836
Interest expense                                     --            --            --        17,889
Miscellaneous                                       771           930           750         1,274
                                          --------------  ------------  ------------  ------------
TOTAL EXPENSES BEFORE REIMBURSEMENT              28,616        21,390        40,246       803,777
Reimbursement of expenses                            --        (2,158)           --            --
                                          --------------  ------------  ------------  ------------
TOTAL EXPENSES AFTER REIMBURSEMENT               28,616        19,232        40,246       803,777
                                          --------------  ------------  ------------  ------------
NET INVESTMENT INCOME (LOSS)                    156,243        (8,477)       33,772      (361,541)
                                          --------------  ------------  ------------  ------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS:
Net realized loss on investments                (18,412)     (461,743)     (111,241)   (1,729,895)
Net realized loss from foreign
  currency transactions                              --            --            --            --
Net change in unrealized
   appreciation/depreciation
   of investments                                86,268      (567,757)   (1,173,432)   (2,790,282)
Net change in unrealized
   depreciation on translation of
   assets and liabilities denominated
   in foreign currencies and forward
   currency contracts                                --            --            --            --
                                          --------------  ------------  ------------  ------------
NET GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS                 67,856    (1,029,500)   (1,284,673)   (4,520,177)
                                          --------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     224,099   $(1,037,977)  $(1,250,901)  $(4,881,718)
                                          ==============  ============  ============  ============

----------
*    Net  of  foreign  tax  withheld
     as  follows:                         $         --    $       28    $        --   $      3,235
See  Notes  to  Financial  Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
STATEMENTS  OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                              SELIGMAN                       SELIGMAN                     SELIGMAN
                                             CAPITAL                      CASH MANAGEMENT                COMMON STOCK
                                             PORTFOLIO                       PORTFOLIO                    PORTFOLIO
                                     ------------------------   ------------------------------  ----------------------------
                                        SIX                           SIX                           SIX
                                       MONTHS                        MONTHS                         MONTHS
                                       ENDED          YEAR           ENDED            YEAR          ENDED          YEAR
                                      6/30/02         ENDED         6/30/02          ENDED         6/30/02         ENDED
                                    (unaudited)     12/31/01      (unaudited)       12/31/01     (unaudited)     12/31/01
                                    ------------  -------------  --------------  --------------  ------------  -------------
OPERATIONS:
Net Investment income (loss)        $   (60,161)  $   (100,165)  $      52,906   $     562,209   $    82,160   $    163,160
Net realized gain (loss) on
   investments                       (2,634,808)    (9,249,754)             --              --      (107,118)    (1,188,028)
Net realized gain (loss) from
   foreign currency transactions             --             --              --              --            --             --
Net change in unrealized
   appreciation/depreciation
   of investments                    (3,590,057)     2,958,885              --              --    (2,626,043)    (2,843,798)
Net change in unrealized
   appreciation/depreciation
   on translation of assets
   and liabilities denominated in
   foreign currencies and
   forward currency contracts                --             --              --              --            --             --
                                    ------------  -------------  --------------  --------------  ------------  -------------
INCREASE (DECREASE) IN
   NET ASSETS
   FROM OPERATIONS                   (6,285,026)    (6,391,034)         52,906         562,209    (2,651,001)    (3,868,666)
                                    ------------  -------------  --------------  --------------  ------------  -------------
DISTRIBUTIONS TO
   SHAREHOLDERS:
Net investment income
   -- Class 1*                               --        (28,303)        (52,906)       (562,209)           --       (278,079)
Net realized short-term gain on
   investments:*
   Class 1                                   --     (4,599,251)             --              --            --       (343,284)
   Class 2                                   --       (709,790)             --              --            --             --
Net realized long-term gain on
   investments:
   Class 1                                   --     (5,091,018)             --              --            --     (2,472,028)
   Class 2                                   --       (785,683)             --              --            --             --
                                    ------------  -------------  --------------  --------------  ------------  -------------
DECREASE IN NET ASSETS
   FROM DISTRIBUTIONS                        --    (11,214,045)        (52,906)       (562,209)           --     (3,093,391)
                                    ------------  -------------  --------------  --------------  ------------  -------------
CAPITAL SHARE
   TRANSACTIONS:
Proceeds from sale of shares:
   Class 1                              666,579      3,441,538       5,475,133     112,248,040     2,131,629     26,046,078
   Class 2                              966,264      2,930,647              --              --            --             --
Shares issued in payment of:
   Dividends -- Class 1                      --         28,303          52,906         562,209            --        278,079
   Gain distributions:
   Class 1                                   --      9,690,269              --              --            --      2,815,312
   Class 2                                   --      1,495,473              --              --            --             --
                                    ------------  -------------  --------------  --------------  ------------  -------------
Total                                 1,632,843     17,586,230       5,528,039     112,810,249     2,131,629     29,139,469
                                    ------------  -------------  --------------  --------------  ------------  -------------
Cost of shares redeemed:
   Class 1                           (2,845,243)   (10,152,891)     (9,069,137)   (112,917,253)   (4,161,338)   (31,159,369)
   Class 2                             (344,147)      (393,286)             --              --            --             --
                                    ------------  -------------  --------------  --------------  ------------  -------------
Total                                (3,189,390)   (10,546,177)     (9,069,137)   (112,917,253)   (4,161,338)   (31,159,369)
                                    ------------  -------------  --------------  --------------  ------------  -------------
INCREASE (DECREASE) IN
NET ASSETS FROM
   CAPITAL SHARE
    TRANSACTIONS                     (1,556,547)     7,040,053      (3,541,098)       (107,004)   (2,029,709)    (2,019,900)
                                    ------------  -------------  --------------  --------------  ------------  -------------
INCREASE (DECREASE) IN
   NET ASSETS                        (7,841,573)   (10,565,026)     (3,541,098)       (107,004)   (4,680,710)    (8,981,957)
NET ASSETS:
Beginning of period                  28,141,793     38,706,819      12,211,162      12,318,166    23,755,866     32,737,823
                                    ------------  -------------  --------------  --------------  ------------  -------------
END OF PERIOD                       $20,300,220   $ 28,141,793   $   8,670,064   $  12,211,162   $19,075,156   $ 23,755,866
                                    ============  =============  ==============  ==============  ============  =============

-------------
* For tax purposes, these distributions are considered ordinary income. See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                        SELIGMAN
                                                    COMMUNICATIONS AND                 SELIGMAN FRONTIER
                                                  INFORMATION PORTFOLIO                   PORTFOLIO
                                      ------------------------------------------  ----------------------------
                                           SIX MONTHS                             SIX MONTHS
                                             ENDED                  YEAR             ENDED          YEAR
                                            6/30/02                 ENDED           6/30/02         ENDED
                                          (unaudited)             12/31/01        (unaudited)     12/31/01
                                    -----------------------  -------------------  ------------  -------------
OPERATIONS:
Net Investment income (loss)        $             (405,398)  $         (661,649)  $   (50,012)  $    (54,239)
Net realized gain (loss) on
   investments                                  (9,549,049)         (18,830,147)     (575,131)      (437,422)
Net realized gain (loss) from
   foreign currency transactions                        --                   --            --             --
Net change in unrealized
   appreciation/depreciation
   of investments                              (26,237,465)          23,536,146      (781,162)      (892,119)
Net change in unrealized
   appreciation/depreciation
   on translation of assets
   and liabilities denominated in
   foreign currencies and
   forward currency contracts                           --                   --            --             --
                                    -----------------------  -------------------  ------------  -------------
INCREASE (DECREASE) IN
   NET ASSETS
   FROM OPERATIONS                             (36,191,912)           4,044,350    (1,406,305)    (1,383,780)
                                    -----------------------  -------------------  ------------  -------------
DISTRIBUTIONS TO
   SHAREHOLDERS:
Net investment income
   -- Class 1*                                          --                   --            --             --
Net realized short-term gain on
   investments:*
   Class 1                                              --                   --            --             --
   Class 2                                              --                   --            --             --
Net realized long-term gain on
   investments:
   Class 1                                              --          (21,538,858)           --       (910,887)
   Class 2                                              --           (3,112,342)           --             --
                                    -----------------------  -------------------  ------------  -------------
DECREASE IN NET ASSETS
   FROM DISTRIBUTIONS                                   --          (24,651,200)           --       (910,887)
                                    -----------------------  -------------------  ------------  -------------
CAPITAL SHARE
   TRANSACTIONS:
Proceeds from sale of shares:
   Class 1                                       6,581,989           24,384,089     1,810,162     22,190,724
   Class 2                                      10,364,954           23,787,944            --             --
Shares issued in payment of:
   Dividends -- Class 1                                 --                   --            --             --
   Gain distributions:
   Class 1                                              --           21,538,858            --        910,887
   Class 2                                              --            3,112,342            --             --
                                    -----------------------  -------------------  ------------  -------------
Total                                           16,946,943           72,823,233     1,810,162     23,101,611
                                    -----------------------  -------------------  ------------  -------------
Cost of shares redeemed:
   Class 1                                     (15,603,273)         (44,047,037)   (3,051,692)   (24,644,354)
   Class 2                                      (9,362,063)         (13,932,359)           --             --
                                    -----------------------  -------------------  ------------  -------------
Total                                          (24,965,336)         (57,979,396)   (3,051,692)   (24,644,354)
                                    -----------------------  -------------------  ------------  -------------
INCREASE (DECREASE) IN
NET ASSETS FROM
   CAPITAL SHARE
    TRANSACTIONS                                (8,018,393)          14,843,837    (1,241,530)    (1,542,743)
                                    -----------------------  -------------------  ------------  -------------
INCREASE (DECREASE) IN
   NET ASSETS                                  (44,210,305)          (5,763,013)   (2,647,835)    (3,837,410)
NET ASSETS:
Beginning of period                            129,960,397          135,723,410    13,173,820     17,011,230
                                    -----------------------  -------------------  ------------  -------------
END OF PERIOD                       $           85,750,092   $      129,960,397   $10,525,985   $ 13,173,820
                                    =======================  ===================  ============  =============

-------------
* For tax purposes, these distributions are considered ordinary income. See Notes to Financial Statements.
                            SELIGMAN PORTFOLIOS, INC.


                                                 SELIGMAN                        SELIGMAN
                                               GLOBAL GROWTH                   GLOBAL SMALLER
                                                 PORTFOLIO                   COMPANIES PORTFOLIO
                                    -----------------------------------  -------------------------
                                     SIX MONTHS                           SIX MONTHS
                                       ENDED              YEAR              ENDED          YEAR
                                      6/30/02             ENDED            6/30/02        ENDED
                                    (unaudited)         12/31/01         (unaudited)     12/31/01
                                    ------------  ---------------------  ------------  ------------
OPERATIONS:
Net Investment income (loss)        $     6,378   $              7,927   $   (26,210)  $   (56,596)
Net realized gain (loss) on
   investments                         (226,642)            (1,230,578)     (363,998)     (243,212)
Net realized gain (loss) from
   foreign currency transactions        (24,160)               (63,730)     (142,888)     (476,193)
Net change in unrealized
   appreciation/depreciation
   of investments                      (484,335)              (102,735)     (587,361)   (1,509,428)
Net change in unrealized
   appreciation/depreciation
   on translation of assets
   and liabilities denominated in
   foreign currencies and
   forward currency contracts           183,384               (165,513)      466,177       140,094
                                    ------------  ---------------------  ------------  ------------
INCREASE (DECREASE) IN
   NET ASSETS
   FROM OPERATIONS                     (545,375)            (1,554,629)     (654,280)   (2,145,335)
                                    ------------  ---------------------  ------------  ------------
DISTRIBUTIONS TO
   SHAREHOLDERS:
Net investment income
   -- Class 1*                               --                     --            --            --
Net realized short-term gain on
   investments:*
   Class 1                                   --               (421,269)           --            --
   Class 2                                   --                     --            --            --
Net realized long-term gain on
   investments:
   Class 1                                   --             (2,661,546)           --    (1,508,230)
   Class 2                                   --                     --            --            --
                                    ------------  ---------------------  ------------  ------------
DECREASE IN NET ASSETS
   FROM DISTRIBUTIONS                        --             (3,082,815)           --    (1,508,230)
                                    ------------  ---------------------  ------------  ------------
CAPITAL SHARE
   TRANSACTIONS:
Proceeds from sale of shares:
   Class 1                            1,062,851              4,467,914     2,048,435     5,268,951
   Class 2                                   --                     --            --            --
Shares issued in payment of:
   Dividends -- Class 1                      --                     --            --            --
   Gain distributions:
   Class 1                                   --              3,082,815            --     1,508,230
   Class 2                                   --                     --            --            --
                                    ------------  ---------------------  ------------  ------------
Total                                 1,062,851              7,550,729     2,048,435     6,777,181
                                    ------------  ---------------------  ------------  ------------
Cost of shares redeemed:
   Class 1                           (1,500,287)            (6,602,136)   (2,770,588)   (7,415,944)
   Class 2                                   --                     --            --            --
                                    ------------  ---------------------  ------------  ------------
Total                                (1,500,287)            (6,602,136)   (2,770,588)   (7,415,944)
                                    ------------  ---------------------  ------------  ------------
INCREASE (DECREASE) IN
NET ASSETS FROM
   CAPITAL SHARE
    TRANSACTIONS                       (437,436)               948,593      (722,153)     (638,763)
                                    ------------  ---------------------  ------------  ------------
INCREASE (DECREASE) IN
   NET ASSETS                          (982,811)            (3,688,851)   (1,376,433)   (4,292,328)
NET ASSETS:
Beginning of period                   4,658,968              8,347,819    10,017,436    14,309,764
                                    ------------  ---------------------  ------------  ------------
END OF PERIOD                       $ 3,676,157   $          4,658,968   $ 8,641,003   $10,017,436
                                    ============  =====================  ============  ============

-------------
* For tax purposes, these distributions are considered ordinary income. See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
STATEMENTS  OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                SELIGMAN                   SELIGMAN                     SELIGMAN
                                            GLOBAL TECHNOLOGY            HIGH-YIELD BOND                 INCOME
                                               PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                    ----------------------------  ---------------------------  ---------------------------
                                         SIX                          SIX                          SIX
                                       MONTHS                        MONTHS                       MONTHS
                                        ENDED          YEAR          ENDED          YEAR          ENDED          YEAR
                                       6/30/02         ENDED        6/30/02         ENDED        6/30/02        ENDED
                                     (unaudited)     12/31/01     (unaudited)     12/31/01     (unaudited)     12/31/01
                                    -------------  -------------  ------------  -------------  ------------  ------------
OPERATIONS:
Net Investment income (loss)        $   (112,428)  $   (204,723)  $   551,309   $  1,408,551   $    41,532   $   160,518
Net realized gain (loss) on
   investments                        (1,744,981)    (8,298,427)   (2,149,711)    (6,794,756)     (161,605)     (151,802)
Net realized gain (loss) from
   foreign currency transactions         (42,868)      (219,215)           --             --            --            --
Net change in unrealized
   appreciation/depreciation
   of investments                     (3,581,992)     2,684,661       948,987      3,266,289      (174,931)     (111,133)
Net change in unrealized
   appreciation/depreciation
   on translation of assets
   and liabilities denominated in
   foreign currencies and
   forward currency contracts            525,661       (628,320)           --             --            --            --
                                    -------------  -------------  ------------  -------------  ------------  ------------
INCREASE (DECREASE) IN
   NET ASSETS
   FROM OPERATIONS                    (4,956,608)    (6,666,024)     (649,415)    (2,119,916)     (295,004)     (102,417)
                                    -------------  -------------  ------------  -------------  ------------  ------------
DISTRIBUTIONS TO
   SHAREHOLDERS:
Net investment income
   -- Class 1*                                --             --            --     (2,259,945)           --      (214,337)
Net realized short-term gain
   on investments:*
   Class 1                                    --        (33,491)           --             --            --            --
   Class 2                                    --         (5,773)           --             --            --            --
Net realized long-term gain
   on investments:
   Class 1                                    --     (3,116,989)           --             --            --            --
   Class 2                                    --       (537,287)           --             --            --            --
                                    -------------  -------------  ------------  -------------  ------------  ------------
DECREASE IN NET ASSETS
   FROM DISTRIBUTIONS                         --     (3,693,540)           --     (2,259,945)           --      (214,337)
                                    -------------  -------------  ------------  -------------  ------------  ------------
CAPITAL SHARE
   TRANSACTIONS:
Net proceeds from sale of shares:
   Class 1                             3,436,522      8,770,914     3,355,780     11,738,568       766,089     1,800,250
   Class 2                             5,399,812      2,622,848            --             --            --            --
Shares issued in payment of:
   Dividends -- Class 1                       --             --            --      2,259,945            --       214,337
   Gain distributions:
   Class 1                                    --      3,150,480            --             --            --            --
   Class 2                                    --        543,060            --             --            --            --
                                    -------------  -------------  ------------  -------------  ------------  ------------
Total                                  8,836,334     15,087,302     3,355,780     13,998,513       766,089     2,014,587
                                    -------------  -------------  ------------  -------------  ------------  ------------
Cost of shares redeemed:
   Class 1                            (4,307,205)    (9,763,132)   (4,947,506)   (12,189,154)   (1,122,676)   (2,878,577)
   Class 2                            (5,894,858)    (1,982,091)           --             --            --            --
                                    -------------  -------------  ------------  -------------  ------------  ------------
Total                                (10,202,063)   (11,745,223)   (4,947,506)   (12,189,154)   (1,122,676)   (2,878,577)
                                    -------------  -------------  ------------  -------------  ------------  ------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   CAPITAL SHARE
   TRANSACTIONS                       (1,365,729)     3,342,079    (1,591,726)     1,809,359      (356,587)     (863,990)
                                    -------------  -------------  ------------  -------------  ------------  ------------
INCREASE (DECREASE) IN
   NET ASSETS                         (6,322,337)    (7,017,485)   (2,241,141)    (2,570,502)     (651,591)   (1,180,744)
NET ASSETS:
Beginning of period                   21,752,087     28,769,572    12,509,594     15,080,096     4,458,787     5,639,531
                                    -------------  -------------  ------------  -------------  ------------  ------------
END OF PERIOD                       $ 15,429,750   $ 21,752,087   $10,268,453   $ 12,509,594   $ 3,807,196   $ 4,458,787
                                    =============  =============  ============  =============  ============  ============

-------------
*    For  tax  purposes,  these  distributions  are  considered ordinary income.
**   The  Portfolio  began  offering  Class  2  shares  on  May  1,  2001.
See  Notes  to  Financial  Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                              SELIGMAN
                                                 SELIGMAN                 INVESTMENT GRADE                  SELIGMAN
                                           INTERNATIONAL GROWTH             FIXED INCOME                LARGE-CAP GROWTH
                                                 PORTFOLIO                   PORTFOLIO                    PORTFOLIO
                                    -------------------------------  -------------------------  ---------------------------
                                          SIX                            SIX                         SIX
                                        MONTHS                          MONTHS                      MONTHS
                                         ENDED            YEAR          ENDED          YEAR         ENDED          YEAR
                                        6/30/02          ENDED         6/30/02        ENDED        6/30/02        ENDED
                                      (unaudited)       12/31/01     (unaudited)     12/31/01    (unaudited)     12/31/01
                                    ---------------  --------------  ------------  ------------  ------------  ------------
OPERATIONS:
Net Investment income (loss)        $       23,092   $      19,843   $   156,243   $   363,537   $    (8,477)  $    (1,542)
Net realized gain (loss) on
   investments                            (472,944)     (1,170,348)      (18,412)       88,103      (461,743)   (1,581,484)
Net realized gain (loss) from
   foreign currency transactions            (9,878)        (63,653)           --            --            --            --
Net change in unrealized
   appreciation/depreciation
   of investments                           16,937        (237,497)       86,268      (110,694)     (567,757)      570,437
Net change in unrealized
   appreciation/depreciation
   on translation of assets
   and liabilities denominated in
   foreign currencies and
   forward currency contracts              308,727        (254,737)           --            --            --            --
                                    ---------------  --------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
   NET ASSETS
   FROM OPERATIONS                        (134,066)     (1,706,392)      224,099       340,946    (1,037,977)   (1,012,589)
                                    ---------------  --------------  ------------  ------------  ------------  ------------
DISTRIBUTIONS TO
   SHAREHOLDERS:
Net investment income
   -- Class 1*                                  --              --            --      (349,249)           --        (6,132)
Net realized short-term gain
   on investments:*
   Class 1                                      --              --            --            --            --      (194,797)
   Class 2                                      --              --            --            --            --            --
Net realized long-term gain
   on investments:
   Class 1                                      --              --            --            --            --      (201,400)
   Class 2                                      --              --            --            --            --            --
                                    ---------------  --------------  ------------  ------------  ------------  ------------
DECREASE IN NET ASSETS
   FROM DISTRIBUTIONS                           --              --            --      (349,249)           --      (402,329)
                                    ---------------  --------------  ------------  ------------  ------------  ------------
CAPITAL SHARE
   TRANSACTIONS:
Net proceeds from sale of shares:
   Class 1                               1,168,045      27,379,387     1,841,603     5,886,747     1,234,826     3,188,503
   Class 2                                      --              --            --            --            --            --
Shares issued in payment of:
   Dividends -- Class 1                         --              --            --       349,249            --         6,132
   Gain distributions:
   Class 1                                      --              --            --            --            --       396,197
   Class 2                                      --              --            --            --            --            --
                                    ---------------  --------------  ------------  ------------  ------------  ------------
Total                                    1,168,045      27,379,387     1,841,603     6,235,996     1,234,826     3,590,832
                                    ---------------  --------------  ------------  ------------  ------------  ------------
Cost of shares redeemed:
   Class 1                              (1,410,044)    (28,029,388)   (1,477,273)   (5,607,732)   (1,600,564)   (3,501,157)
   Class 2                                      --              --            --            --            --            --
                                    ---------------  --------------  ------------  ------------  ------------  ------------
Total                                   (1,410,044)    (28,029,388)   (1,477,273)   (5,607,732)   (1,600,564)   (3,501,157)
                                    ---------------  --------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   CAPITAL SHARE
   TRANSACTIONS                           (241,999)       (650,001)      364,330       628,264      (365,738)       89,675
                                    ---------------  --------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
   NET ASSETS                             (376,065)     (2,356,393)      588,429       619,961    (1,403,715)   (1,325,243)
NET ASSETS:
Beginning of period                      4,793,088       7,149,481     7,102,580     6,482,619     3,929,971     5,255,214
                                    ---------------  --------------  ------------  ------------  ------------  ------------
END OF PERIOD                       $    4,417,023   $   4,793,088   $ 7,691,009   $ 7,102,580   $ 2,526,256   $ 3,929,971
                                    ===============  ==============  ============  ============  ============  ============

-------------
*    For  tax  purposes,  these  distributions  are  considered ordinary income.
**   The  Portfolio  began  offering  Class  2  shares  on  May  1,  2001.
See  Notes  to  Financial  Statements.



                                                 SELIGMAN                             SELIGMAN
                                                 LARGE-CAP                            SMALL-CAP
                                               VALUE PORTFOLIO                     VALUE PORTFOLIO**
                                    -------------------------------------  -----------------------------
                                           SIX                                   SIX
                                         MONTHS                                MONTHS
                                          ENDED               YEAR              ENDED          YEAR
                                         6/30/02              ENDED            6/30/02         ENDED
                                       (unaudited)          12/31/01         (unaudited)     12/31/01
                                    -----------------  -------------------  -------------  -------------
OPERATIONS:
Net Investment income (loss)        $         33,772   $           72,256   $   (361,541)  $   (153,209)
Net realized gain (loss) on
   investments                              (111,241)            (211,612)    (1,729,895)     1,998,203
Net realized gain (loss) from
   foreign currency transactions                  --                   --             --             --
Net change in unrealized
   appreciation/depreciation
   of investments                         (1,173,432)            (377,822)    (2,790,282)    15,045,255
Net change in unrealized
   appreciation/depreciation
   on translation of assets
   and liabilities denominated in
   foreign currencies and
   forward currency contracts                     --                   --             --             --
                                    -----------------  -------------------  -------------  -------------
INCREASE (DECREASE) IN
   NET ASSETS
   FROM OPERATIONS                        (1,250,901)            (517,178)    (4,881,718)    16,890,249
                                    -----------------  -------------------  -------------  -------------
DISTRIBUTIONS TO
   SHAREHOLDERS:
Net investment income
   -- Class 1*                                    --              (80,066)            --             --
Net realized short-term gain
   on investments:*
   Class 1                                        --              (24,020)            --       (230,278)
   Class 2                                        --                   --             --        (10,167)
Net realized long-term gain
   on investments:
   Class 1                                        --              (15,285)            --             --
   Class 2                                        --                   --             --             --
                                    -----------------  -------------------  -------------  -------------
DECREASE IN NET ASSETS
   FROM DISTRIBUTIONS                             --             (119,371)            --       (240,445)
                                    -----------------  -------------------  -------------  -------------
CAPITAL SHARE
   TRANSACTIONS:
Net proceeds from sale of shares:
   Class 1                                 2,978,768            8,351,407     59,342,286     88,823,639
   Class 2                                        --                   --      7,060,278      7,248,910
Shares issued in payment of:
   Dividends -- Class 1                           --               80,066             --             --
   Gain distributions:
   Class 1                                        --               39,305             --        230,278
   Class 2                                        --                   --             --         10,167
                                    -----------------  -------------------  -------------  -------------
Total                                      2,978,768            8,470,778     66,402,564     96,312,994
                                    -----------------  -------------------  -------------  -------------
Cost of shares redeemed:
   Class 1                                (2,735,044)          (6,182,781)    (8,109,883)   (21,634,280)
   Class 2                                        --                   --     (2,588,203)    (2,554,826)
                                    -----------------  -------------------  -------------  -------------
Total                                     (2,735,044)          (6,182,781)   (10,698,086)   (24,189,106)
                                    -----------------  -------------------  -------------  -------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   CAPITAL SHARE
   TRANSACTIONS                              243,724            2,287,997     55,704,478     72,123,888
                                    -----------------  -------------------  -------------  -------------
INCREASE (DECREASE) IN
   NET ASSETS                             (1,007,177)           1,651,448     50,822,760     88,773,692
NET ASSETS:
Beginning of period                        7,707,961            6,056,513    105,268,411     16,494,719
                                    -----------------  -------------------  -------------  -------------
END OF PERIOD                       $      6,700,784   $        7,707,961   $156,091,171   $105,268,411
                                    =================  ===================  =============  =============

-------------
*    For  tax  purposes,  these  distributions  are  considered ordinary income.
**   The  Portfolio  began  offering  Class  2  shares  on  May  1,  2001.
See  Notes  to  Financial  Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
NOTES  TO  FINANCIAL  STATEMENTS  (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION -- Seligman Portfolios, Inc. (the "Fund") is an open-end diversified management investment company consisting of 15 separate portfolios (the "Portfolios"): Seligman Capital Portfolio ("Capital Portfolio"), Seligman Cash Management Portfolio ("Cash Management Portfolio"), Seligman Common Stock Portfolio ("Common Stock Portfolio"), Seligman Communications and Information Portfolio ("Communications and Information Portfolio"), Seligman Frontier
Portfolio ("Frontier Portfolio"), Seligman Global Growth Portfolio ("Global Growth Portfolio"), Seligman Global Smaller Companies Portfolio ("Global Smaller Companies Portfolio"), Seligman Global Technology Portfolio ("Global Technology Portfolio"), Seligman High-Yield Bond Portfolio ("High-Yield Bond Portfolio"), Seligman Income Portfolio ("Income Portfolio"), Seligman International Growth Portfolio ("International Growth Portfolio"), Seligman Investment Grade Fixed Income Portfolio, formerly Seligman Bond Portfolio ("Investment Grade Portfolio"), Seligman Large-Cap Growth Portfolio ("Large-Cap Growth Portfolio"), Seligman Large-Cap Value Portfolio ("Large-Cap Value Portfolio"), and Seligman Small-Cap Value Portfolio ("Small-Cap Value Portfolio"), each designed to meet different investment goals. Shares of the Fund are provided as an investment medium for variable annuity and life insurance separate accounts offered by various insurance companies.

2. MULTIPLE CLASSES OF SHARES -- The Fund offers two classes of shares. Class 1 shares do not pay a distribution and service fee ("12b-1 fee"). Class 2 shares pay an annual 12b-1 fee of up to 0.25% of average daily net assets. The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

3. SIGNIFICANT ACCOUNTING POLICIES -- The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. The following summarizes the significant accounting policies of the Fund:

a. SECURITY VALUATION -- Investments in US Government and Government Agency securities, bonds, asset-backed securities, convertible securities, and stocks are valued at the most current market values or, in their absence, at fair market values determined in accordance with procedures approved by the Board of Directors. Securities traded on an exchange are valued at the last sales price or, in its absence and in the case of over-the-counter securities, at the mean of closing bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost. Investments held by Cash Management Portfolio are generally valued using the amortized cost method which approximates fair value. Investments of certain other funds in the Seligman Group of Investment Companies purchased to offset the Cash Management Portfolio's liability for deferred directors' fees are valued at current net asset values.

b. FOREIGN SECURITIES -- The Portfolios may invest up to 10% of their total assets in foreign securities (except Global Growth Portfolio, Global Smaller Companies Portfolio, Global Technology Portfolio, and International Growth Portfolio, (together, the "Seligman International Portfolios"), which may invest up to 100% of their total assets in foreign securities). Investments in foreign securities will primarily be traded in foreign currencies, and the Portfolios may temporarily hold funds in foreign currencies. The Portfolios may also invest in US dollar-denominated American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and Global Depositary Shares ("GDSs"). ADRs and ADSs are issued by domestic banks or trust companies and evidence ownership of securities issued by foreign corporations. ADRs and ADSs are traded on United States exchanges or over-the-counter and are not included in the 10% limitation. EDRs, GDRs, and GDSs are receipts similar to ADRs and ADSs and are typically issued by foreign banks or trust companies and traded in Europe. The books and records of the Portfolios are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

     (i) market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;

     (ii) purchases and sales of investment securities, income, and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

     The net asset values per share of Portfolios which invest in securities denominated in foreign currencies will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and gains, if any, to be distributed to shareholders of the Portfolios. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

     Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios' books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of portfolio securities and other foreign currency denominated assets and liabilities at period end, resulting from changes in exchange rates. The value of cash held in foreign currencies at June 30, 2002, was substantially the same as its cost.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The Portfolios separate that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolios. Similarly, the Portfolios separate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

c. FORWARD CURRENCY CONTRACTS -- The Seligman International Portfolios may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current or forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from foreign currency transactions. For federal income tax purposes, certain open forward currency contracts are treated as sold during the fiscal year and any gains or losses are recognized immediately. As a result, the amount of income distributable to shareholders may vary from the amount recognized for financial reporting purposes.

d. TAXES -- The Portfolios' policy is to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute substantially all of their taxable net income and net gain realized to shareholders. Therefore, no provisions for Federal income or excise taxes are required. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

e. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Investment transactions are recorded on trade dates. Interest income is recorded on the accrual basis. The Portfolios amortize market discount and premium on debt securities. Dividends receivable and payable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividend.

f. MULTIPLE CLASS ALLOCATIONS -- All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses of a Portfolio are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include 12b-1 fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2002, 12b-1 fees were the only class-specific expenses.

g. REPURCHASE AGREEMENTS -- The Portfolios may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. & W. Seligman & Co. Incorporated (the "Manager"). Securities purchased subject to repurchase agreements are deposited with the Portfolios' custodians and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. Procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements' underlying securities to ensure the existence of the proper level of collateral. The repurchase agreements held as of June 30, 2002 matured pursuant to their terms.

h. DISTRIBUTIONS TO SHAREHOLDERS -- The treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of the Portfolios.

4. PURCHASES AND SALES OF SECURITIES - Purchase and sales of portfolio securities, excluding US Government obligations and short-term investments, for the six months ended June 30, 2002, were as follows:


PORTFOLIO                  PURCHASES           SALES             PORTFOLIO       PURCHASES      SALES
------------------------  -----------  ---------------------  ----------------  -----------  -----------
Capital                   $16,750,499  $          18,053,517   High-Yield Bond    $ 9,993,949  $10,772,565
Common Stock               15,364,319             17,013,080   Income               3,181,289    3,817,640
Communications and                                             International Growth 4,387,114    4,854,552
   Information             50,212,099             53,018,347   Investment Grade     5,123,960    4,391,220
Frontier                    5,326,729              6,622,209   Large-Cap Growth     1,326,252    1,551,431
Global Growth               2,866,233              3,441,063   Large-Cap Value      1,143,814      581,960
Global Smaller Companies    4,686,002              5,474,156   Small-Cap Value     66,749,588   21,555,707
Global Technology          13,210,563             12,830,815

     For the six months ended June 30, 2002, purchases and sales of US Government obligations were $1,288,867 and $1,054,720, respectively, for the Income Portfolio, and $3,087,413 and $3,762,209, respectively, for the Investment Grade Portfolio.

     Identified cost of investments sold is used for both financial reporting and federal income tax purposes.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
NOTES  TO  FINANCIAL  STATEMENTS  (UNAUDITED) (continued)
--------------------------------------------------------------------------------

     At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, except the Communications and Information Portfolio had a tax basis cost of $109,645,253, due to the tax deferral of losses on wash sales in the amount of $705,056. The tax basis gross unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency translations, were as follows:


                           UNREALIZED         UNREALIZED                           UNREALIZED     UNREALIZED
PORTFOLIO                 APPRECIATION       DEPRECIATION          PORTFOLIO      APPRECIATION   DEPRECIATION
------------------------  -------------  ---------------------  ----------------  -------------  -------------
Capital                   $   2,609,693  $           3,749,847  High-Yield Bond   $     169,518  $     378,096
Common Stock                  1,246,278              1,987,477  Income                  148,756        257,786
Communications and                                              International Growth    297,210        195,287
   Information                2,880,670             27,088,517  Investment Grade        127,640         16,210
Frontier                      1,190,242              1,072,331  Large-Cap Growth         90,367        881,644
Global Growth                   211,215                494,841  Large-Cap Value         496,410      1,160,054
Global Smaller Companies        900,278              1,089,833  Small-Cap Value      29,803,660     15,005,795
Global Technology               760,203              4,577,466

5. MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS -- The Manager manages the affairs of the Fund and provides or arranges for the necessary personnel and facilities. The Manager's fee, which is calculated daily and payable monthly, is equal to 0.40%, on an annual basis, of each of Capital, Cash Management, Common Stock, Income, and Investment Grade Portfolios' daily net assets; equal to 0.75%, on an annual basis, of each of Communications and Information and Frontier Portfolios' daily net assets; and equal to 0.50%, on an annual basis, of High-Yield Bond Portfolio's daily net assets. The Manager's fee for each of the Seligman International Portfolios is equal to 1.00% per annum of the first $1 billion of average daily net assets, 0.95% per annum of the next $1 billion of average daily net assets, and 0.90% per annum in excess of $2 billion of average daily net assets of each Portfolio. The Manager's fee for the Large-Cap Growth Portfolio is equal to 0.70% per annum of the first $1 billion of average daily net assets, 0.65% per annum of the next $1 billion, and 0.60% per annum in excess of $2 billion of average daily net assets of the Portfolio. The Manager's fee for the Large-Cap Value Portfolio is equal to 0.80% per annum of the first $500 million of average daily net assets, 0.70% per annum of the next $500 million of average daily net assets, and 0.60% per annum in excess of $1 billion of average daily net assets of the Portfolio. The Manager's fee for the Small-Cap Value Portfolio is equal to 1.00% per annum of the first $500 million of average daily net assets, 0.90% per annum of the next $500 million of average daily net assets, and 0.80% per annum in excess of $1 billion of average daily net assets of the Portfolio.

     Henderson Investment Management Limited (the "Subadviser") is the subadviser to the Global Smaller Companies Portfolio responsible for furnishing investment advice, research, and assistance with respect to the Portfolio's international investments. Under the subadvisory agreement, the Manager pays the Subadviser a subadvisory fee at a rate of 0.50% per annum of the average monthly assets under the Subadviser's supervision. The Subadivser is a wholly owned subsidiary of Henderson plc, which is an indirect subsidiary of Amp Limited, an Australian life insurance and financial services company.

     The Manager agreed to reimburse expenses, other than management and 12b-1 fees, that exceed the following rates per annum of average daily net assets of each Portfolio:



PORTFOLIO                       RATE
------------------------------  -----
Capital                         0.40%
Cash Management                 0.30
Common Stock                    0.40
Communications and Information  0.40
Frontier                        0.75
Global Growth                   0.40
Global Smaller Companies        0.40
Global Technology               0.40
High-Yield Bond                 0.50
Income                          0.55
International Growth            0.40
Investment Grade                0.45
Large-Cap Growth                0.45
Large-Cap Value                 0.40
Small-Cap Value                 0.20

     The amounts of these reimbursements, where applicable, for the six months ended June 30, 2002, are disclosed in the Statements of Operations. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager.

     Seligman Advisors, Inc. (the "Distributor"), a subsidiary of the Manager, acts as distributor of shares of the Fund and of contracts issued by variable annuity separate accounts of one insurance company and its affiliates. For the six months ended June 30, 2002, the Distributor earned fees of $6,447 for distributing such contracts.

     Under a Rule 12b-1 plan (the "Plan") adopted by the Fund with respect to Class 2 shares of each Portfolio, insurance companies or their affiliates can enter into agreements with the Distributor and receive 12b-1 fees of up to 0.25%, on an annual basis, of the average daily net assets of Class 2 shares attributable to the particular insurance company for providing, among other things, personal services and/or the maintenance of shareholder accounts. Such fees are paid quarterly by each Portfolio to Seligman Advisors pursuant to the Plan. For the six months ended June 30, 2002, fees incurred under the Plan aggregated $4,757, or 0.25% per annum; $18,993, or 0.25% per annum; $2,005, or
0.15% per annum; and $7,113, or 0.19% per annum of the average daily net assets of Class 2 shares of Capital Portfolio, Communications and Information Portfolio, Global Technology Portfolio and Small-Cap Value Portfolio, respectively.

     Certain officers and directors of the Fund are officers or directors of the Manager and the Distributor.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors' fees and expenses, and the accumulated balances at June 30, 2002, are included in other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

6. CAPITAL LOSS CARRYFORWARDS AND OTHER TAX ADJUSTMENTS -- At December 31, 2001, the Portfolios had net capital loss carryforwards for federal income tax purposes which are available for offset against future taxable net capital gains. These net capital loss carryforwards expire in various amounts through 2009. Accordingly, no capital gain distributions are expected to be paid to shareholders of these portfolios until net capital gains have been realized in excess of the available capital loss carryforwards. The amounts, which were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses, are as follows:



PORTFOLIO                         AMOUNT          PORTFOLIO          AMOUNT
------------------------------  -----------  --------------------  ----------
Capital                         $ 9,473,999  High-Yield Bond       $9,979,998
Communications and Information   25,235,200  Income                   214,507
Frontier                            238,385  International Growth   2,459,486
Global Growth                     1,280,805  Investment Grade         254,332
Global Smaller Companies            633,858  Large-Cap Growth       1,582,183
Global Technology                 9,503,030  Large-Cap Value           34,864

     In addition, the Portfolios elected to defer to January 1, 2002, the recognition for tax purposes of net losses realized on sales of investments after October 31, 2001. These post-October losses, which are available to offset future taxable net capital gains, are as follows:



PORTFOLIO          AMOUNT       PORTFOLIO       AMOUNT
---------------  ----------  ----------------  --------
Common Stock     $  988,146  Large-Cap Growth  $109,395
High-Yield Bond   1,486,885  Large-Cap Value    180,832
Income              200,629

     As a result of the adjustments for wash sales and post-October losses, the Common Stock Portfolio had undistributed net realized long-term gain of $243,746 at December 31, 2001.

7. COMMITTED LINE OF CREDIT -- All of the Portfolios, except the Cash Management Portfolio, are participants in a joint $650 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited each Portfolio's borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Portfolio incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2003, but is renewable annually with the consent of the participating banks.

     For the six months ended June 30, 2002, the Small-Cap Value Portfolio periodically borrowed from the credit facility. The average outstanding daily balance of bank loans (based on the number of days the loans were outstanding during the period) was $5,779,592, with a weighted average interest rate of 2.274%. The maximum borrowing outstanding during the period was $11,700,000. In July 2002, the Portfolio borrowed amounts up to $2,500,000, which have been fully repaid.

8. OUTSTANDING FORWARD EXCHANGE CURRENCY CONTRACTS -- At June 30, 2002, the Fund had outstanding forward exchange currency contracts to sell foreign currencies as follows:


                       FOREIGN    IN EXCHANGE  SETTLEMENT   US $     UNREALIZED
CONTRACT               CURRENCY    FOR US $       DATE     VALUE    DEPRECIATION
--------------------  ----------  -----------  ----------  ------  --------------
GLOBAL GROWTH
British pounds            3,796         5,778      7/1/02   5,788  $         (10)
Swiss francs             25,612        17,130      7/1/02  17,172            (42)
                                                                   --------------
                                                                       $     (52)
                                                                       ==========

GLOBAL TECHNOLOGY
British pounds           32,519        49,497      7/1/02  49,580  $         (83)
                                                                   ==============

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
NOTES  TO  FINANCIAL  STATEMENTS  (UNAUDITED) (continued)
--------------------------------------------------------------------------------


NOTE 8 (continued)

                       FOREIGN    IN EXCHANGE  SETTLEMENT   US $     UNREALIZED
CONTRACT               CURRENCY    FOR US $       DATE     VALUE    DEPRECIATION
--------------------  ----------  -----------  ----------  ------  --------------
INTERNATIONAL GROWTH
British pounds           13,286        20,223      7/1/02  20,257  $         (34)
Swiss francs             42,687        28,549      7/1/02  28,620            (71)
                                                                   --------------
                                                                       $    (105)
                                                                   ==============

9. Capital Stock Transactions - At June 30, 2002, there were 20,000,000 shares of Capital Stock authorized for each of Global Growth, Global Technology, Large-Cap Growth, Large-Cap Value, and Small-Cap Value Portfolios; 80,000,000 shares for each of Capital, Global Smaller Companies, International Growth, Income, and Investment Grade Portfolios; and 100,000,000 shares for each of Cash Management, Common Stock, Communications and Information, Frontier, and High-Yield Bond Portfolios, all at a par value of $0.001 per share. Transactions in shares of Capital Stock were as follows:


                                                                                          CASH
                                              CAPITAL PORTFOLIO                        MANAGEMENT
                                     CLASS 1                    CLASS 2                PORTFOLIO
                     -------------------------------- -----------------------  --------------------------
                            SIX                           SIX                     SIX
                           MONTHS                       MONTHS                  MONTHS
                           ENDED            YEAR         ENDED       YEAR        ENDED         YEAR
                          6/30/02           ENDED       6/30/02      ENDED      6/30/02        ENDED
                        (unaudited)       12/31/01    (unaudited)  12/31/01   (unaudited)    12/31/01
                     ------------------  -----------  -----------  ---------  -----------  -------------
Sale of shares                  58,654      160,216       86,856    140,543    5,475,803    112,248,639
Shares issued in
   payment of
   dividends                        --        2,324           --         --       52,906        562,209
Shares issued in
   payment of gain
  distributions                     --      795,588           --    123,084           --             --
                     ------------------  -----------  -----------  ---------  -----------  -------------
Total                           58,654      958,128       86,856    263,627    5,528,709    112,810,848
                     ------------------  -----------  -----------  ---------  -----------  -------------
Shares redeemed               (263,337)    (493,890)     (34,590)   (19,830)  (9,069,137)  (112,917,253)
                     ------------------  -----------  -----------  ---------  -----------  -------------
Increase
   (decrease)
   in shares                  (204,683)     464,238       52,266    243,797   (3,540,428)      (106,405)
                     ==================  ===========  ===========  =========  ===========  =============



                          COMMON STOCK              COMMUNICATIONS AND INFORMATION PORTFOLIO
                            PORTFOLIO                 CLASS 1                     CLASS 2
                     ------------------------   ----------------------   -----------------------
                        SIX                       SIX                       SIX
                       MONTHS                    MONTHS                    MONTHS
                        ENDED        YEAR         ENDED        YEAR         ENDED        YEAR
                       6/30/02       ENDED       6/30/02       ENDED       6/30/02      ENDED
                     (unaudited)   12/31/01    (unaudited)   12/31/01    (unaudited)   12/31/01
                     -----------  -----------  -----------  -----------  -----------  ----------
Sale of shares          202,181    1,960,193      575,785    1,575,403      920,361   1,452,089
Shares issued in
   payment of
   dividends                 --       26,209           --           --           --          --
Shares issued in
   payment of gain
  distributions              --      265,345           --    1,745,450           --     253,448
                     -----------  -----------  -----------  -----------  -----------  ----------
Total                   202,181    2,251,747      575,785    3,320,853      920,361   1,705,537
                     -----------  -----------  -----------  -----------  -----------  ----------
Shares redeemed        (398,984)  (2,360,228)  (1,435,583)  (2,944,706)    (840,677)   (914,683)
                     -----------  -----------  -----------  -----------  -----------  ----------
Increase
   (decrease)
   in shares           (196,803)    (108,481)    (859,798)     376,147       79,684     790,854
                     ===========  ===========  ===========  ===========  ===========  ==========



                             FRONTIER                GLOBAL GROWTH          GLOBAL SMALLER
                             PORTFOLIO                 PORTFOLIO              PORTFOLIO
                      -----------------------   ----------------------   ---------------------
                         SIX                       SIX                      SIX
                       MONTHS                    MONTHS                   MONTHS
                        ENDED        YEAR         ENDED        YEAR        ENDED       YEAR
                       6/30/02       ENDED       6/30/02      ENDED       6/30/02      ENDED
                     (unaudited)   12/31/01    (unaudited)   12/31/01   (unaudited)  12/31/01
                     -----------  -----------  -----------  ----------  -----------  ---------
Sale of shares          144,382    1,574,742      279,711     341,572      204,105    414,591
Shares issued in
   payment of
   dividends                 --           --           --          --           --         --
Shares issued in
   payment of gain
  distributions              --       72,697           --     782,440           --    150,522
                     -----------  -----------  -----------  ----------  ------------ ---------
Total                   144,382    1,647,439      279,711   1,124,012      204,105    565,113
                     -----------  -----------  -----------  ----------  -----------  ---------
Shares redeemed        (244,097)  (1,758,198)    (398,309)   (517,136)    (275,706)  (589,613)
                     -----------  -----------  -----------  ----------  -----------  ---------
Increase
   (decrease)
   in shares            (99,715)    (110,759)    (118,598)    606,876      (71,601)   (24,500)
                     ===========  ===========  ===========  ==========  ===========  =========

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                    GLOBAL TECHNOLOGY                         HIGH-YIELD
                                        PORTFOLIO                          BOND PORTFOLIO
                      ----------------------------------------------  ------------------------
                         SIX                     SIX                     SIX
                       MONTHS                  MONTHS                  MONTHS
                        ENDED       YEAR        ENDED       YEAR        ENDED        YEAR
                       6/30/02      ENDED      6/30/02      ENDED      6/30/02       ENDED
                     (unaudited)  12/31/01   (unaudited)  12/31/01   (unaudited)   12/31/01
                     -----------  ---------  -----------  ---------  -----------  -----------
Sale of shares          270,420    518,457      428,662    155,145      550,195    1,447,590
Shares issued in
   payment of
   dividends                 --         --           --         --           --      371,091
Shares issued in
   payment of gain
  distributions              --    244,034           --     42,163           --           --
                     -----------  ---------  -----------  ---------  -----------  -----------
Total                   270,420    762,491      428,662    197,308      550,195    1,818,681
                     -----------  ---------  -----------  ---------  -----------  -----------
Shares redeemed        (355,809)  (592,075)    (476,078)  (117,198)    (819,798)  (1,496,133)
                     -----------  ---------  -----------  ---------  -----------  -----------
Increase
   (decrease)
   in shares            (85,389)   170,416      (47,416)    80,110     (269,603)     322,548
                     ===========  =========  ===========  =========  ===========  ===========



                                                     INTERNATIONAL         INVESTMENT GRADE
                              INCOME                    GROWTH               FIXED INCOME
                             PORTFOLIO                 PORTFOLIO              PORTFOLIO
                      -----------------------   ----------------------   ---------------------

                         SIX                     SIX                       SIX
                       MONTHS                  MONTHS                    MONTHS
                        ENDED       YEAR        ENDED        YEAR         ENDED       YEAR
                       6/30/02      ENDED      6/30/02       ENDED       6/30/02      ENDED
                     (unaudited)  12/31/01   (unaudited)   12/31/01    (unaudited)  12/31/01
                     -----------  ---------  -----------  -----------  -----------  ---------
Sale of shares           86,229    192,290      148,104    3,078,988      177,509    553,377
Shares issued in
   payment of
   dividends                 --     24,164           --           --           --     34,307
Shares issued in
   payment of gain
  distributions              --         --           --           --           --         --
                     -----------  ---------  -----------  -----------  -----------  ---------
Total                    86,229    216,454      148,104    3,078,988      177,509    587,684
                     -----------  ---------  -----------  -----------  -----------  ---------
Shares redeemed        (126,958)  (307,979)    (178,913)  (3,154,674)    (142,356)  (528,877)
                     -----------  ---------  -----------  -----------  -----------  ---------
Increase
   (decrease)
   in shares            (40,729)   (91,525)     (30,809)     (75,686)      35,153     58,807
                     ===========  =========  ===========  ===========  ===========  =========


                     LARGE-CAP GROWTH       LARGE-CAP VALUE
                         PORTFOLIO              PORTFOLIO
                     ----------------       -------------------
Sale of shares        186,407    360,898    295,668    772,771
Shares issued in
   payment of
   dividends               --        832         --      7,975
Shares issued in
   payment of gain
  distributions            --     53,758         --      3,915
                     ---------  ---------  ---------  ---------
Total                 186,407    415,488    295,668    784,661
                     ---------  ---------  ---------  ---------
Shares redeemed      (247,125)  (404,162)  (274,065)  (570,178)
                     ---------  ---------  ---------  ---------
Increase
   (decrease)
   in shares          (60,718)    11,326     21,603    214,483
                     =========  =========  =========  =========


                                  SMALL-CAP VALUE PORTFOLIO
                      ------------------------------------------------
                               CLASS 1                 CLASS 2
                      -----------------------   ----------------------
                         SIX                       SIX
                       MONTHS                    MONTHS
                        ENDED        YEAR         ENDED       5/1/01*
                       6/30/02       ENDED       6/30/02        TO
                     (unaudited)   12/31/01    (unaudited)  12/31/01
                     -----------  -----------  -----------  ---------
Sale of shares        4,387,758    7,848,772      522,646    617,927
Shares issued in
   payment of
   dividends                 --           --           --         --
Shares issued in
   payment of gain
  distributions              --       18,722           --        827
                     -----------  -----------  -----------  ---------
Total                 4,387,758    7,867,494      522,646    618,754
                     -----------  -----------  -----------  ---------
Shares redeemed        (626,471)  (1,751,022)    (196,416)  (221,513)
                     -----------  -----------  -----------  ---------
Increase
   (decrease)
   in shares          3,761,287    6,116,472      326,230    397,241
                     ===========  ===========  ===========  =========

----------
*    Commencement  of  offering  of  shares.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The tables below are intended to help you understand the financial performance of each Class of each Portfolio for the past five and one-half years or from its inception, if less than five and one-half years. Certain information reflects financial results for a single share that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. "Total return" shows the rate that you would have earned (or lost) on an investment in each Portfolio, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any administrative fees or asset-based sales charges that are associated with variable annuity and variable life insurance contracts, and are not annualized for periods of less than one year.


                                             CAPITAL PORTFOLIO
----------------------------------------------------------------------------------------------------
                                                   CLASS 1
----------------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED
                                      6/30/02
PER SHARE DATA:                     (unaudited)     2001       2000      1999      1998      1997
                                    ------------  ---------  --------  --------  --------  --------
NET ASSET VALUE,
     BEGINNING OF PERIOD            $     12.37   $  24.68   $ 23.90   $ 20.81   $ 18.10   $ 16.01
                                    ------------  ---------  --------  --------  --------  --------
INCOME FROM
     INVESTMENT OPERATIONS:
Net investment income (loss)              (0.02)     (0.06)     0.02      0.01      0.04      0.03
Net realized and unrealized gain
     (loss) on investments                (2.79)     (4.01)     2.06     10.21      3.89      3.35
                                    ------------  ---------  --------  --------  --------  --------
TOTAL FROM INVESTMENT
     OPERATIONS                           (2.81)     (4.07)     2.08     10.22      3.93      3.38
                                    ------------  ---------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment
     income                                  --      (0.02)       --     (0.01)    (0.04)    (0.03)
Distributions from net
     realized capital gain                   --      (8.22)    (1.30)    (7.12)    (1.18)    (1.26)
                                    ------------  ---------  --------  --------  --------  --------
TOTAL DISTRIBUTIONS                          --      (8.24)    (1.30)    (7.13)    (1.22)    (1.29)
                                    ------------  ---------  --------  --------  --------  --------
NET ASSET VALUE,
     END OF PERIOD                  $      9.56   $  12.37   $ 24.68   $ 23.90   $ 20.81   $ 18.10
                                    ------------  ---------  --------  --------  --------  --------
TOTAL RETURN:                           (22.72)%   (15.97)%     8.50%    53.35%    22.19%    21.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
     (000s omitted)                 $    16,873   $ 24,349   $37,138   $27,586   $24,141   $20,400
Ratio of expenses to average
     net assets                            0.73%+     0.61%     0.59%     0.59%     0.60%     0.60%
Ratio of net investment income to
     average net assets                   (0.45)%+  (0.31)%     0.07%     0.03%     0.19%     0.16%
Portfolio turnover rate                   69.28%    215.16%   230.42%   172.88%   130.86%    93.97%
Without expense
   reimbursement:@
Ratio of expenses to average
     net assets                                       0.70%                                   0.62%
Ratio of net investment income
(loss) to average net assets                        (0.39)%                                   0.14%


                             CAPITAL PORTFOLIO
--------------------------------------------------------------------------
                                 CLASS 2
--------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED         YEAR      8/30/00*
                                      6/30/02       ENDED         TO
PER SHARE DATA:                     (unaudited)    12/31/01    12/31/00
                                    ------------  ----------  -----------
NET ASSET VALUE,
     BEGINNING OF PERIOD            $     12.34   $   24.68   $    33.31
                                    ------------  ----------  -----------
INCOME FROM
     INVESTMENT OPERATIONS:
Net investment income (loss)              (0.04)      (0.11)       (0.05)
Net realized and unrealized gain
     (loss) on investments                (2.77)      (4.01)       (7.28)
                                    ------------  ----------  -----------
TOTAL FROM INVESTMENT
     OPERATIONS                           (2.81)      (4.12)       (7.33)
                                    ------------  ----------  -----------
LESS DISTRIBUTIONS:
Dividends from net investment
     income                                  --          --           --
Distributions from net
     realized capital gain                   --       (8.22)       (1.30)
                                    ------------  ----------  -----------
TOTAL DISTRIBUTIONS                          --       (8.22)       (1.30)
                                    ------------  ----------  -----------
NET ASSET VALUE,
     END OF PERIOD                  $      9.53   $   12.34   $    24.68
                                    ------------  ----------  -----------
TOTAL RETURN:                           (22.77)%    (16.18)%     (22.15)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
     (000s omitted)                 $     3,427   $   3,792   $    1,569
Ratio of expenses to average
     net assets                            0.98%+      0.85%        0.84%+
Ratio of net investment income to
     average net assets                   (0.70)%+    (0.55)%      (0.66)%+
Portfolio turnover rate                   69.28%     215.16%      230.42%++
Without expense
   reimbursement:@
Ratio of expenses to average
     net assets                                        0.94%
Ratio of net investment income
(loss) to average net assets                         (0.63)%

----------
*    Commencement  of  offering  of  shares.
+    Annualized.
++   For  the  year  ended  December  31,  2000.
@ The Manager, at its discretion, reimbursed expenses for certain periods presented.
See  Notes  to  Financial  Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      CASH MANAGEMENT PORTFOLIO
----------------------------------------------------------------------------------------------
                                  SIX MONTHS
                                     ENDED
                                    6/30/02                YEAR ENDED DECEMBER 31,
                                               -----------------------------------------------
PER SHARE DATA:                   (unaudited)  2001      2000      1999      1998     1997
                                  -----------  -----------------------  ----  ----  ----  ----
NET ASSET VALUE,
   BEGINNING OF PERIOD              $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                    --------  --------  --------  --------  --------  --------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income                 0.005     0.038     0.062     0.050     0.053     0.054
                                    --------  --------  --------  --------  --------  --------
TOTAL FROM INVESTMENT
   OPERATIONS                         0.005     0.038     0.062     0.050     0.053     0.054
                                    --------  --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net
   investment income                 (0.005)   (0.038)   (0.062)   (0.050)   (0.053)   (0.054)
                                    --------  --------  --------  --------  --------  --------
TOTAL DISTRIBUTIONS                  (0.005)   (0.038)   (0.062)   (0.050)   (0.053)   (0.054)
                                    --------  --------  --------  --------  --------  --------
NET ASSET VALUE,
   END OF PERIOD                    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                    ========  ========  ========  ========  ========  ========
TOTAL RETURN:                          0.52%     3.88%     6.38%     5.07%     5.42%     5.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (000s omitted)                   $ 8,670   $12,211   $12,318   $17,611   $10,520   $ 8,635
Ratio of expenses to
  average net assets                 0.70%+      0.07%       --        --        --        --
Ratio of net investment income
   to average net assets             1.04%+      3.82%     6.17%     4.99%     5.30%     5.39%
Without management fee waiver and
   expense reimbursement:@
Ratio of expenses to average
   net assets                                    0.72%     0.72%     0.65%     0.67%     0.79%
Ratio of net investment income
   to average net assets                         3.17%     5.45%     4.34%     4.63%     4.60%


                                         COMMON STOCK PORTFOLIO
------------------------------------------------------------------------------------------------
                                  SIX MONTHS
                                     ENDED
                                    6/30/02                YEAR ENDED DECEMBER 31,
PER SHARE DATA:                   (unaudited)   2001       2000      1999      1998      1997
                                  ----------  --------   --------  --------  -------  ----------
NET ASSET VALUE,
   BEGINNING OF PERIOD             $  10.84   $  14.23   $  16.61   $ 18.63   $ 16.28   $ 15.92
                                   ---------  ---------  ---------  --------  --------  --------
INCOME FROM INVESTMENT
    OPERATIONS:
Net investment income                  0.04      0.08*       0.12      0.32      0.29      0.33
Net realized and unrealized gain
    (loss) on investments             (1.32)   (1.85)*      (1.86)     2.03      3.61      3.01
                                   ---------  ---------  ---------  --------  --------  --------
TOTAL FROM INVESTMENT
   OPERATIONS                         (1.28)     (1.77)     (1.74)     2.35      3.90      3.34
                                   ---------  ---------  ---------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net
   investment income                     --      (0.15)     (0.01)    (0.32)    (0.31)    (0.32)
Distributions from net
   realized capital gain                 --      (1.47)     (0.63)    (4.05)    (1.24)    (2.66)
                                   ---------  ---------  ---------  --------  --------  --------
TOTAL DISTRIBUTIONS                      --      (1.62)     (0.64)    (4.37)    (1.55)    (2.98)
                                   ---------  ---------  ---------  --------  --------  --------
NET ASSET VALUE,
   END OF PERIOD                   $   9.56   $  10.84   $  14.23   $ 16.61   $ 18.63   $ 16.28
                                   =========  =========  =========  ========  ========  ========
TOTAL RETURN:                       (11.81)%   (12.24)%   (10.53)%    13.15%    24.16%    21.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (000s omitted)                  $ 19,075   $ 23,756   $ 32,738   $47,303   $62,588   $50,737
Ratio of expenses to average
   net assets                        0.55%+       0.59%      0.60%     0.52%     0.52%     0.53%
Ratio of net investment income
    to average net assets            0.74%+       0.59%      0.71%     1.30%     1.61%     1.92%
Portfolio turnover rate               70.04%     83.49%     52.01%    38.11%    55.55%    80.13%

----------
*    Per  share  data  has  been  restated.
+    Annualized.
@ The Manager, at its discretion, waived management fees and/or reimbursed expenses for certain periods presented.
See  Notes  to  Financial  Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                                 COMMUNICATIONS AND INFORMATION PORTFOLIO
-----------------------------------------------------------------------------------------------------
                                                  CLASS 1
-----------------------------------------------------------------------------------------------------
                                   SIX MONTHS
                                      ENDED
                                     6/30/02                   YEAR ENDED DECEMBER 31,
PER SHARE DATA:                    (unaudited)     2001       2000       1999       1998       1997
                                   ------------  ---------  ---------  ---------  ---------  --------
NET ASSET VALUE,
   BEGINNING OF PERIOD             $     12.59   $  14.82   $  26.70   $  17.14   $  13.09   $ 14.69
                                   ------------  ---------  ---------  ---------  ---------  --------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment loss                      (0.04)     (0.07)     (0.11)     (0.10)     (0.08)    (0.08)
Net realized and unrealized gain
   (loss) on investments                 (3.56)      0.80      (9.45)     14.36       4.81      3.13
                                   ------------  ---------  ---------  ---------  ---------  --------
TOTAL FROM INVESTMENT
   OPERATIONS                            (3.60)      0.73      (9.56)     14.26       4.73      3.05
                                   ------------  ---------  ---------  ---------  ---------  --------
LESS DISTRIBUTIONS:
Distributions from net realized
   capital gain                             --      (2.96)     (2.32)     (4.70)     (0.68)    (4.65)
                                   ------------  ---------  ---------  ---------  ---------  --------
TOTAL DISTRIBUTIONS                         --      (2.96)     (2.32)     (4.70)     (0.68)    (4.65)
                                   ------------  ---------  ---------  ---------  ---------  --------
NET ASSET VALUE,
   END OF PERIOD                   $      8.99   $  12.59   $  14.82   $  26.70   $  17.14   $ 13.09
                                   ============  =========  =========  =========  =========  ========
TOTAL RETURN:                          (28.59)%      5.34%   (36.19)%     85.81%     36.49%    22.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (000s omitted)                  $    73,247   $113,424   $127,901   $213,961   $122,279   $87,633
Ratio of expenses to average
   net assets                           0.92%+       0.93%      0.87%      0.86%      0.87%     0.87%
Ratio of net investment loss
   to average net assets              (0.69)%+     (0.45)%    (0.48)%    (0.51)%    (0.56)%   (0.49)%
Portfolio turnover rate                  48.86%    130.94%    104.41%    118.16%    132.57%   277.14%



                                 COMMUNICATIONS AND INFORMATION PORTFOLIO
-----------------------------------------------------------------------------------------------------
                                                  CLASS 2
-----------------------------------------------------------------------------------------------------
                                   SIX MONTHS
                                      ENDED        YEAR       5/1/00**
                                     6/30/02       ENDED         TO
PER SHARE DATA:                    (unaudited)    12/31/01    12/31/00
                                   ------------  ----------  -----------
NET ASSET VALUE,
   BEGINNING OF PERIOD             $     12.53   $   14.80   $    30.61
                                   ------------  ----------  -----------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment loss                      (0.05)      (0.11)       (0.08)
Net realized and unrealized gain
   (loss) on investments                 (3.54)       0.80       (13.41)
                                   ------------  ----------  -----------
TOTAL FROM INVESTMENT
   OPERATIONS                            (3.59)       0.69       (13.49)
                                   ------------  ----------  -----------
LESS DISTRIBUTIONS:
Distributions from net realized
   capital gain                             --       (2.96)       (2.32)
                                   ------------  ----------  -----------
TOTAL DISTRIBUTIONS                         --       (2.96)       (2.32)
                                   ------------  ----------  -----------
NET ASSET VALUE,
   END OF PERIOD                   $      8.94   $   12.53   $    14.80
                                   ============  ==========  ===========
TOTAL RETURN:                          (28.65)%       5.08%     (44.40)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (000s omitted)                  $    12,503   $  16,537   $    7,822
Ratio of expenses to average
   net assets                           1.17%+        1.18%      1.12%+
Ratio of net investment loss
   to average net assets              (0.94)%+      (0.70)%    (0.61)%+
Portfolio turnover rate                  48.86%     130.94%   104.41%++


                                                 FRONTIER PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED
                                                       6/30/02                  YEAR ENDED DECEMBER 31,
PER SHARE DATA:                                      (unaudited)     2001      2000       1999      1998      1997
                                                     ------------  --------  ---------  --------  --------  --------
NET ASSET VALUE,
   BEGINNING OF PERIOD                               $     13.12   $ 15.26   $  18.13   $ 15.55   $ 15.78   $ 14.98
                                                     ------------  --------  ---------  --------  --------  --------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment loss                                        (0.05)    (0.05)   (0.13)*     (0.10)    (0.08)    (0.08)
Net realized and unrealized gain
   (loss) on investments                                   (1.43)    (1.12)   (2.74)*      2.68     (0.15)     2.47
Total from Investment Operations                           (1.48)    (1.17)     (2.87)     2.58     (0.23)     2.39
                                                     ------------  --------  ---------  --------  --------  --------
LESS DISTRIBUTIONS:
Distributions from net
   realized capital gain                                      --     (0.97)        --        --        --     (1.59)
                                                     ------------  --------  ---------  --------  --------  --------
TOTAL DISTRIBUTIONS                                           --     (0.97)        --        --        --     (1.59)
                                                     ------------  --------  ---------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD                       $     11.64   $ 13.12   $  15.26   $ 18.13   $ 15.55   $ 15.78
                                                     ============  ========  =========  ========  ========  ========
TOTAL RETURN:                                            (11.28)%   (7.35)%   (15.83)%    16.59%   (1.46)%    16.33%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)             $    10,526   $13,174   $ 17,011   $25,706   $39,148   $42,973
Ratio of expenses to average net assets                   1.11%+      1.01%      0.95%     0.95%     0.92%     0.89%
Ratio of net investment loss to average net assets      (0.84)%+    (0.38)%    (0.73)%   (0.68)%   (0.51)%   (0.49)%
Portfolio turnover rate                                    46.58%   125.78%    150.67%    57.93%    86.52%   101.68%
Without expense reimbursement:@
Ratio of expenses to average net assets                               1.24%      1.18%     0.96%
Ratio of net investment loss to average net assets                  (0.61)%    (0.96)%   (0.69)%


----------
*    Per  share  data  has  been  restated.
**   Commencement  of  offering  of  shares.
+    Annualized.
++   For  the  year  ended  December  31,  2000.
@ The Manager, at its discretion, reimbursed expenses for certain periods presented.
See  Notes  to  Financial  Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                 GLOBAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED
                                                           6/30/02                   YEAR ENDED DECEMBER 31,
PER SHARE DATA:                                          (unaudited)     2001       2000       1999      1998      1997
                                                         ------------  ---------  ---------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD                     $      4.02   $  15.11   $  18.22   $ 13.33   $ 11.03   $  9.91
                                                         ------------  ---------  ---------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    0.01       0.02      (0.13)    (0.06)    (0.01)     0.01
Net realized and unrealized gain (loss) on investments         (0.65)     (2.99)     (2.28)     7.31      2.25      1.79
Net realized and unrealized gain (loss) on foreign
   currency transactions                                        0.15      (0.20)     (0.46)    (0.44)     0.14     (0.56)
                                                         ------------  ---------  ---------  --------  --------  --------
TOTAL FROM INVESTMENT OPERATIONS                               (0.49)     (3.17)     (2.87)     6.81      2.38      1.24
                                                         ------------  ---------  ---------  --------  --------  --------
LESS DISTRIBUTIONS:
Distributions from net realized capital gain                      --      (7.92)     (0.24)    (1.92)    (0.08)    (0.12)
                                                         ------------  ---------  ---------  --------  --------  --------
TOTAL DISTRIBUTIONS                                               --      (7.92)     (0.24)    (1.92)    (0.08)    (0.12)
                                                         ------------  ---------  ---------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD                           $      3.53   $   4.02   $  15.11   $ 18.22   $ 13.33   $ 11.03
                                                         ============  =========  =========  ========  ========  ========
TOTAL RETURN:                                                (12.19)%   (19.93)%   (15.78)%    52.49%    21.60%    12.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                 $     3,676   $  4,659   $  8,348   $11,889   $ 8,643   $ 5,449
Ratio of expenses to average net assets                       1.40%+       1.40%      1.40%     1.40%     1.40%     1.40%
Ratio of net investment income (loss) to average
   net assets                                                 0.31%+       0.13%    (0.67)%   (0.38)%   (0.06)%     0.01%
Portfolio turnover rate                                        74.36%    161.49%    125.84%    69.18%    48.99%    77.85%
Without expense reimbursement:++
Ratio of expenses to average net assets                       1.89%+       1.74%      1.71%     1.45%     1.60%     2.11%
Ratio of net investment loss to average net assets          (0.18)%+     (0.20)%    (0.98)%   (0.43)%   (0.26)%   (0.70)%



                                            GLOBAL SMALLER COMPANIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED
                                                           6/30/02                  YEAR ENDED DECEMBER 31,
PER SHARE DATA:                                          (unaudited)     2001       2000       1999      1998      1997
                                                         ------------  ---------  ---------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD                     $     10.33   $  14.40   $  17.48   $ 13.62   $ 12.98   $ 12.87
                                                         ------------  ---------  ---------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   (0.03)     (0.06)     (0.09)    (0.06)    (0.01)     0.02
Net realized and unrealized gain (loss) on investments         (1.02)     (1.40)     (1.91)     4.10      1.02      1.17
Net realized and unrealized gain (loss) on foreign
   currency transactions                                        0.35      (0.79)     (0.56)    (0.18)    (0.17)    (0.75)
                                                         ------------  ---------  ---------  --------  --------  --------
TOTAL FROM INVESTMENT OPERATIONS                               (0.70)     (2.25)     (2.56)     3.86      0.84      0.44
                                                         ------------  ---------  ---------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income                              --         --         --        --        --     (0.02)
Distributions from net realized capital gain                      --      (1.82)     (0.52)       --     (0.20)    (0.31)
                                                         ------------  ---------  ---------  --------  --------  --------
TOTAL DISTRIBUTIONS                                               --      (1.82)     (0.52)       --     (0.20)    (0.33)
                                                         ------------  ---------  ---------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD                           $      9.63   $  10.33   $  14.40   $ 17.48   $ 13.62   $ 12.98
                                                         ============  =========  =========  ========  ========  ========
TOTAL RETURN:                                                 (6.78)%   (15.25)%   (14.63)%    23.84%     6.58%     3.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                 $     8,641   $ 10,017   $ 14,310   $19,569   $20,814   $20,505
Ratio of expenses to average net assets                       1.40%+       1.40%      1.39%     1.40%     1.40%     1.40%
Ratio of net investment income (loss) to average
   net assets                                               (0.56)%+     (0.49)%    (0.46)%   (0.46)%   (0.06)%     0.24%
Portfolio turnover rate                                        52.23%    100.83%     84.86%    46.75%    66.40%    64.81%
Without expense reimbursement:++
Ratio of expenses to average net assets                       2.17%+       1.96%                1.60%     1.50%     1.56%
Ratio of net investment income (loss) to average
   net assets                                               (1.33)%+     (1.05)%              (0.66)%   (0.16)%     0.08%

----------
+    Annualized.
++ The Manager, and/or Seligman Henderson, the former subadviser to the Seligman International Portfolios, at their discretion, reimbursed expenses for the periods presented.
See  Notes  to  Financial  Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                                     GLOBAL TECHNOLOGY PORTFOLIO
-----------------------------------------------------------------------------------------------------
                                                  CLASS 1
-----------------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED
                                       6/30/02                 YEAR  ENDED  DECEMBER  31,
PER SHARE DATA:                      (unaudited)     2001       2000       1999      1998      1997
                                     ------------  ---------  ---------  --------  --------  --------
NET ASSET VALUE,
BEGINNING OF PERIOD                  $     12.96   $  20.14   $  27.42   $ 13.85   $ 10.59   $ 10.32
                                     ------------  ---------  ---------  --------  --------  --------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (loss)               (0.07)     (0.14)   (0.13)*     (0.09)    (0.05)     0.01
Net realized and unrealized gain
   (loss) on investments                   (3.20)     (4.06)   (6.34)*     16.25      3.81      2.15
Net realized and unrealized
   gain (loss) on foreign currency
   transactions                             0.29      (0.25)     (0.01)    (0.04)     0.11     (0.19)
                                     ------------  ---------  ---------  --------  --------  --------
TOTAL FROM INVESTMENT
   OPERATIONS                              (2.98)     (4.45)     (6.48)    16.12      3.87      1.97
                                     ------------  ---------  ---------  --------  --------  --------
Less Distributions:
Dividends from net investment
   income                                     --         --         --        --        --     (0.01)
Distributions from net realized
   capital gain                               --      (2.73)     (0.80)    (2.55)    (0.61)    (1.69)
                                     ------------  ---------  ---------  --------  --------  --------
TOTAL DISTRIBUTIONS                           --      (2.73)     (0.80)    (2.55)    (0.61)    (1.70)
                                     ------------  ---------  ---------  --------  --------  --------
NET ASSETS VALUE, END OF PERIOD      $      9.98   $  12.96   $  20.14   $ 27.42   $ 13.85   $ 10.59
                                     ============  =========  =========  ========  ========  ========
TOTAL RETURN:                            (22.99)%   (22.05)%   (23.75)%   118.80%    36.80%    19.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (000s omitted)                    $    13,424   $ 18,533   $ 25,370   $22,087   $ 6,130   $ 3,686
Ratio of expenses to average
   net assets                             1.40%+       1.40%      1.30%     1.40%     1.40%     1.40%
Ratio of net investment income
   (loss) to average net assets         (1.10)%+     (0.87)%    (0.46)%   (0.51)%   (0.43)%     0.12%
Portfolio turnover rate                    69.54%    160.75%    142.42%   116.88%    82.27%   167.36%
Without expense reimbursement:++
Ratio of expenses to average
   net assets                             1.64%+       1.61%                1.41%     1.80%     2.10%
Ratio of net investment loss
   to average net assets                (1.34)%+     (1.08)%              (0.52)%   (0.83)%   (0.58)%



                                     GLOBAL TECHNOLOGY PORTFOLIO
-----------------------------------------------------------------------------------------------------
                                                  CLASS 2
-----------------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                         ENDED       YEAR        5/1/00**
                                       6/30/02       ENDED         TO
PER SHARE DATA:                      (unaudited)    12/31/01    12/31/00
                                     ------------  ----------  ----------
NET ASSET VALUE,
BEGINNING OF PERIOD                  $     12.93   $   20.14   $   30.96
                                     ------------  ----------  ----------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (loss)               (0.07)      (0.17)      (0.12)
Net realized and unrealized gain
   (loss) on investments                   (3.20)      (4.06)     (10.01)
Net realized and unrealized
   gain (loss) on foreign currency
   transactions                             0.29       (0.25)       0.11
                                     ------------  ----------  ----------
TOTAL FROM INVESTMENT
   OPERATIONS                              (2.98)      (4.48)     (10.02)
                                     ------------  ----------  ----------
Less Distributions:
Dividends from net investment
   income                                     --          --          --
Distributions from net realized
   capital gain                               --       (2.73)      (0.80)
                                     ------------  ----------  ----------
TOTAL DISTRIBUTIONS                           --       (2.73)      (0.80)
                                     ------------  ----------  ----------
NET ASSETS VALUE, END OF PERIOD      $      9.95   $   12.93   $   20.14
                                     ============  ==========  ==========
TOTAL RETURN:                            (23.05)%    (22.20)%    (25.99)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (000s omitted)                    $     2,005   $   3,219   $   3,400
Ratio of expenses to average
   net assets                             1.55%+        1.54%     1.55%+
Ratio of net investment income
   (loss) to average net assets         (1.25)%+      (1.02)%   (0.84)%+
Portfolio turnover rate                    69.54%     160.75%   142.42%@
Without expense reimbursement:++
Ratio of expenses to average
   net assets                             1.79%+        1.75%
Ratio of net investment loss
   to average net assets                (1.49)%+      (1.23)%


------------

*    Per  share  data  has  been  restated.
**   Commencement  of  offering  of  shares.
+    Annualized.
++ The Manager, and/or Seligman Henderson, the former subadviser to the Seligman International Portfolios, at their discretion, reimbursed expenses for certain periods presented.
@    For  the  year  ended  December  31,  2000.
See  Notes  to  Financial  Statements.


                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                HIGH-YIELD BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
                                                         SIX  MONTHS
                                                            ENDED
                                                           6/30/02             YEAR  ENDED  DECEMBER  31,
PER SHARE DATA:                                          (unaudited)     2001       2000      1999      1998      1997
                                                         ------------  ---------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD                     $      6.10   $   8.73   $  9.59   $ 10.87   $ 11.87   $ 11.19
                                                         ------------  ---------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.28      0.85*      1.03      1.19      1.11      0.91
Net realized and unrealized gain (loss) on investments         (0.61)   (2.14)*     (1.89)    (1.27)    (0.99)     0.78
                                                         ------------  ---------  --------  --------  --------  --------
TOTAL FROM INVESTMENT OPERATIONS                               (0.33)     (1.29)    (0.86)    (0.08)     0.12      1.69
                                                         ------------  ---------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income                              --      (1.34)   0.00**     (1.20)    (1.11)    (0.90)
Distributions from net realized capital gain                      --         --        --        --     (0.01)    (0.11)
                                                         ------------  ---------  --------  --------  --------  --------
TOTAL DISTRIBUTIONS                                               --      (1.34)       --     (1.20)    (1.12)    (1.01)
                                                         ------------  ---------  --------  --------  --------  --------
NET ASSETS VALUE, END OF PERIOD                          $      5.77   $   6.10   $  8.73   $  9.59   $ 10.87   $ 11.87
                                                         ============  =========  ========  ========  ========  ========
TOTAL RETURN:                                                 (5.41)%   (14.71)%   (8.93)%   (0.75)%     1.02%    15.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                 $    10,268   $ 12,510   $15,080   $26,892   $32,253   $23,268
Ratio of expenses to average net assets                       0.87%+       0.70%     0.70%     0.70%     0.70%     0.70%
Ratio of net investment income to average net assets          9.08%+      10.50%    11.02%    10.33%     9.60%     9.61%
Portfolio turnover rate                                        89.13%     71.22%    29.57%    57.05%    43.13%    74.54%
Without expense reimbursement:++
Ratio of expenses to average net assets                                    0.78%     0.78%     0.77%     0.74%     0.79%
Ratio of net investment income to average net assets                      10.42%    10.94%    10.26%     9.56%     9.52%


                                                      INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
                                                         SIX  MONTHS
                                                            ENDED
                                                           6/30/02             YEAR  ENDED  DECEMBER  31,
PER SHARE DATA:                                          (unaudited)     2001       2000      1999      1998      1997
                                                         ------------  ---------  --------  --------  --------  --------
Net Asset Value, Beginning of Period                     $      9.04   $   9.65   $   9.91   $11.01   $ 10.80   $ 10.52
                                                         ------------  ---------  ---------  -------  --------  --------
Income from Investment Operations:
Net investment income                                           0.09      0.31*      0.30*     0.53      0.45      0.56
Net realized and unrealized gain (loss) on investments         (0.71)   (0.46)*    (0.52)*    (0.23)     0.38      0.91
                                                         ------------  ---------  ---------  -------  --------  --------
Total from Investment Operations                               (0.62)     (0.15)     (0.22)    0.30      0.83      1.47
                                                         ------------  ---------  ---------  -------  --------  --------
Less Distributions:
Dividends from net investment income                              --      (0.46)     (0.01)   (0.52)    (0.46)    (0.55)
Distributions from net realized capital gain                      --         --      (0.03)   (0.88)    (0.16)    (0.64)
                                                         ------------  ---------  ---------  -------  --------  --------
Total Distributions                                               --      (0.46)     (0.04)   (1.40)    (0.62)    (1.19)
                                                         ------------  ---------  ---------  -------  --------  --------
Net Assets Value, End of Period                          $      8.42   $   9.04   $   9.65   $ 9.91   $ 11.01   $ 10.80
                                                         ============  =========  =========  =======  ========  ========
TOTAL RETURN:                                                 (6.86)%    (1.49)%    (2.20)%    2.87%     7.76%    14.02%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)                 $     3,807   $  4,459   $  5,640   $8,595   $14,582   $13,835
Ratio of expenses to average net assets                       0.95%+       0.64%      0.60%    0.60%     0.60%     0.60%
Ratio of net investment income to average net assets          1.97%+       3.34%      3.07%    3.62%     3.94%     4.71%
Portfolio turnover rate                                       109.64%     88.69%     61.14%   75.08%    70.45%    96.99%
Without expense reimbursement:++
Ratio of expenses to average net assets                       1.22%+       1.02%      0.83%    0.72%     0.61%     0.63%
Ratio of net investment income to average net assets          1.70%+       2.96%      2.84%    3.50%     3.93%     4.68%

------------
*    Per  share  data  has  been  restated.
**   During  2000,  a  dividend  of  $0.004  per  share  was  paid.
+    Annualized.
++ The Manager, at its discretion, reimbursed expenses for certain periods presented.
See  Notes  to  Financial  Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                                                 INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
                                                         SIX  MONTHS
                                                            ENDED
                                                           6/30/02             YEAR  ENDED  DECEMBER  31,
PER SHARE DATA:                                          (unaudited)     2001       2000       1999     1998      1997
                                                         ------------  ---------  -------  --------  -------  --------
NET ASSET VALUE, BEGINNING OF PERIOD                     $      8.05   $  10.65   $  16.63   $ 15.37   $13.54   $ 12.96
                                                         ------------  ---------  ---------  --------  -------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.04       0.03    (0.08)*      0.05     0.08      0.03
Net realized and unrealized gain (loss) on investments         (0.79)     (2.43)   (4.45)*      4.59     1.90      2.11
Net realized and unrealized gain (loss) on foreign
   currency transactions                                        0.52      (0.20)     (0.88)    (0.73)    0.16     (1.06)
                                                         ------------  ---------  ---------  --------  -------  --------
TOTAL FROM INVESTMENT OPERATIONS                               (0.23)     (2.60)     (5.41)     3.91     2.14      1.08
                                                         ------------  ---------  ---------  --------  -------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income                              --         --      (0.14)       --    (0.15)    (0.03)
Distributions from net realized capital gain                      --         --      (0.43)    (2.65)   (0.16)    (0.47)
                                                         ------------  ---------  ---------  --------  -------  --------
TOTAL DISTRIBUTIONS                                               --         --      (0.57)    (2.65)   (0.31)    (0.50)
                                                         ------------  ---------  ---------  --------  -------  --------
NET ASSET VALUE, END OF PERIOD                           $      7.82   $   8.05   $  10.65   $ 16.63   $15.37   $ 13.54
                                                         ============  =========  =========  ========  =======  ========
TOTAL RETURN:                                                 (2.86)%   (24.41)%   (32.47)%    26.64%   15.81%     8.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                 $     4,417   $  4,793   $  7,150   $10,248   $9,893   $ 9,182
Ratio of expenses to average net assets                       1.40%+       1.40%      1.40%     1.39%    1.40%     1.40%
Ratio of net investment income (loss) to average
   net assets                                                 1.02%+       0.34%    (0.57)%     0.33%    0.52%     0.43%
Portfolio turnover rate                                        98.12%    199.09%    275.32%    79.17%   75.81%    89.43%
Without expense reimbursement:++
Ratio of expenses to average net assets                       1.86%+       1.80%      2.03%     1.66%    1.78%     2.07%
Ratio of net investment income (loss) to
   average net assets                                         0.56%+     (0.06)%    (1.20)%     0.06%    0.14%   (0.24)%


                                        INVESTMENT GRADE FIXED INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                         SIX  MONTHS
                                                            ENDED
                                                           6/30/02               YEAR  ENDED  DECEMBER  31,
PER SHARE DATA:                                          (unaudited)     2001      2000      1999     1998      1997
                                                         ------------  ---------  -------  --------  -------  --------
NET ASSET VALUE, BEGINNING OF PERIOD                        $10.25      $10.22     $9.27    $10.38   $10.24    $9.89
                                                         ------------  ---------  -------  --------  -------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                        0.22        0.57*     0.60      0.64     0.59      0.54
Net realized and unrealized gain (loss) on investments       0.09       (0.01)*    0.35     (1.10)    0.25      0.35
                                                         ------------  ---------  -------  --------  -------  --------
TOTAL FROM INVESTMENT OPERATIONS                             0.31        0.56      0.95     (0.46)    0.84      0.89
                                                         ------------  ---------  -------  --------  -------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income                          --        (0.53)      --      (0.65)   (0.59)    (0.54)
Distributions from net realized capital gain                  --          --        --        --     (0.11)      --
                                                         ------------  ---------  -------  --------  -------  --------
TOTAL DISTRIBUTIONS                                           --        (0.53)      --      (0.65)   (0.70)    (0.54)
                                                         ------------  ---------  -------  --------  -------  --------
NET ASSET VALUE, END OF PERIOD                              $10.56      $10.25    $10.22    $9.27    $10.38    $10.24
                                                         ============  =========  =======  ========  =======  ========
TOTAL RETURN:                                               3.02%        5.52%    10.25%   (4.48)%    8.20%    8.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                    $7,691      $7,103    $6,483    $4,947   $7,320    $7,232
Ratio of expenses to average net assets                     0.79%+       0.63%     0.60%    0.60%     0.60%    0.60%
Ratio of net investment income to average net assets        4.31%+       5.35%     6.23%    5.56%     5.58%    6.22%
Portfolio turnover rate                                    126.91%      146.08%   63.07%    64.22%   73.31%   170.12%
Without expense reimbursement:@
Ratio of expenses to average net assets                                  0.76%     0.84%    0.71%     0.82%    0.83%
Ratio of net investment income to average net assets                     5.22%     5.99%    5.45%     5.36%    5.99%

------------
*    Per  share  data  has  been  restated.
+    Annualized.
++ The Manager, and/or Seligman Henderson, the former subadviser to the Seligman International Portfolios, at their discretion, reimbursed expenses for the periods presented.
@ The Manager, at its discretion, reimbursed expenses for certain periods presented.
See  Notes  to  Financial  Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                        ENDED                              5/1/99**
                                                      6/30/02      YEAR ENDED DECEMBER 31,     TO
PER SHARE DATA:                                      (unaudited)     2001       2000      12/31/99
                                                     ------------  ---------  ---------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $      7.47   $  10.21   $  12.16   $   10.00
                                                     ------------  ---------  ---------  ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               (0.02)        --       0.01          --
Net realized and unrealized gain (loss)
   on investments                                          (2.02)     (1.89)     (1.96)       2.16
                                                     ------------  ---------  ---------  ----------
TOTAL FROM INVESTMENT OPERATIONS                           (2.04)     (1.89)     (1.95)       2.16
                                                     ------------  ---------  ---------  ----------
LESS DISTRIBUTIONS:
Dividends from net investment income                          --      (0.01)        --          --
Distributions from net realized capital gain                  --      (0.84)        --          --
                                                     ------------  ---------  ---------  ----------
TOTAL DISTRIBUTIONS                                           --      (0.85)        --          --
                                                     ------------  ---------  ---------  ----------
NET ASSET VALUE, END OF PERIOD                       $      5.43   $   7.47   $  10.21   $   12.16
                                                     ============  =========  =========  ==========
TOTAL RETURN:                                            (27.31)%   (18.37)%   (16.04)%      21.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)             $     2,526   $  3,930   $  5,255   $   3,668
Ratio of expenses to average net assets                   1.15%+       0.74%      0.70%     0.70%+
Ratio of net investment income (loss) to average
   net assets                                           (0.51)%+     (0.04)%      0.08%   (0.03)%+
Portfolio turnover rate                                    41.31%    166.24%    179.44%      56.69%
Without expense reimbursement:++
Ratio of expenses to average net assets                   1.28%+       1.13%      1.18%     1.52%+
Ratio of net investment loss to average net assets      (0.64)%+     (0.42)%    (0.40)%   (0.85)%+

                                              LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                                    5/1/98**
                                                         6/30/02                                      TO
PER SHARE DATA:                                        (unaudited)     2001     2000      1999     12/31/98
                                                       ------------  --------  -------  --------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     10.46   $ 11.59   $ 9.28   $  9.66   $   10.00
                                                       ------------  --------  -------  --------  ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                         0.04      0.09     0.14      0.10        0.04
Net realized and unrealized gain (loss)
   on investments                                            (1.67)    (1.06)    2.25     (0.37)      (0.07)
                                                       ------------  --------  -------  --------  ----------
Total from Investment Operations                             (1.63)    (0.97)    2.39     (0.27)      (0.03)
                                                       ------------  --------  -------  --------  ----------
Less Distributions:
Dividends from net investment income                            --     (0.11)   0.00*     (0.11)      (0.04)
Distributions from net realized capital gain                    --     (0.05)   (0.08)       --       (0.27)
                                                       ------------  --------  -------  --------  ----------
TOTAL DISTRIBUTIONS                                             --     (0.16)   (0.08)    (0.11)      (0.31)
                                                       ------------  --------  -------  --------  ----------
NET ASSET VALUE, END OF PERIOD                         $      8.83   $ 10.46   $11.59   $  9.28   $    9.66
                                                       ============  ========  =======  ========  ==========
TOTAL RETURN:                                              (15.58)%   (8.28)%   25.84%   (2.76)%     (0.26)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)               $     6,701   $ 7,708   $6,057   $ 5,758   $   3,845
Ratio of expenses to average net assets                     1.06%+      0.83%    0.80%     0.80%     0.80%+
Ratio of net investment income to average net assets        0.89%+      1.13%    1.51%     1.18%     1.11%+
Portfolio turnover rate                                       7.74%    28.17%   42.29%    28.01%      65.82%
Without expense reimbursement:++
Ratio of expenses to average net assets                                 1.10%    1.22%     1.13%     2.24%+
Ratio of net investment income (loss) to
   average net assets                                                   0.86%    1.09%     0.85%   (0.33)%+

------------
*    During  2000,  a  dividend  of  $0.004  per  share  was  paid.
**   Commencement  of  operations.
+    Annualized.
++ The Manager, at its discretion, reimbursed expenses for certain periods presented.
See  Notes  to  Financial  Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                                                      SMALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
                                                                  CLASS 1                                       CLASS 2
                                                -----------------------------------------------------   ------------------------
                                                SIX MONTHS                                              SIX MONTHS
                                                  ENDED                                       5/1/98*      ENDED        5/1/01**
                                                 6/30/02        YEAR ENDED DECEMBER 31,         TO        6/30/02         TO
PER SHARE DATA:                                (unaudited)     2001       2000      1999     12/31/98   (UNAUDITED)    12/31/01
                                               ------------  ---------  --------  --------  ----------  ------------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD           $     13.04   $  10.58   $  8.08   $  7.31   $   10.00   $     13.04   $   10.78
                                               ------------  ---------  --------  --------  ----------  ------------  ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss                                  (0.03)     (0.03)    (0.01)    (0.03)      (0.02)        (0.05)      (0.03)
Net realized and unrealized gain (loss)
on investments                                       (0.17)      2.52      2.66      2.49       (1.73)        (0.17)       2.32
                                               ------------  ---------  --------  --------  ----------  ------------  ----------
TOTAL FROM INVESTMENT OPERATIONS                     (0.20)      2.49      2.65      2.46       (1.75)        (0.22)       2.29
                                               ------------  ---------  --------  --------  ----------  ------------  ----------
LESS DISTRIBUTIONS:
Distributions from net realized capital gain            --      (0.03)    (0.15)    (1.69)      (0.94)           --       (0.03)
                                               ------------  ---------  --------  --------  ----------  ------------  ----------
TOTAL DISTRIBUTIONS                                     --      (0.03)    (0.15)    (1.69)      (0.94)           --       (0.03)
                                               ------------  ---------  --------  --------  ----------  ------------  ----------
NET ASSET VALUE, END OF PERIOD                 $     12.84   $  13.04   $ 10.58   $  8.08   $    7.31   $     12.82   $   13.04
                                               ============  =========  ========  ========  ==========  ============  ==========
TOTAL RETURN:                                       (1.53)%     23.52%    33.00%    35.26%    (17.00)%       (1.69)%      21.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)       $   146,814   $100,090   $16,495   $ 4,403   $   2,469   $     9,277   $   5,178
Ratio of expenses to average net assets             1.17%+       1.19%     1.00%     1.00%     1.00%+        1.36%+      1.39%+
Ratio of net investment loss to
   average net assets                             (0.52)%+     (0.29)%   (0.22)%   (0.27)%   (0.34)%+      (0.71)%+    (0.46)%+
Portfolio turnover rate                              15.86%     29.99%    42.27%    90.51%      73.87%        15.86%   29.99%++
Without expense reimbursement:
Ratio of expenses to average net assets                          1.22%     1.45%     1.41%     3.08%+                    1.41%+
Ratio of net invesment loss to average
   net assets                                                  (0.32)%   (0.67)%   (0.68)%   (2.43)%+                  (0.48)%+

------------
*    Commencement  of  operations.
**   Commencement  of  offering  of  shares.
+    Annualized.
++   For  the  year  ended  December  31,  2001
@ The Manager, at its discretion, reimbursed expenses for certain periods presented.
See  Notes  to  Financial  Statements.

                            SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
BOARD OF DIRECTORS
--------------------------------------------------------------------------------

JOHN  R.  GALVIN  2,  4
Dean  Emeritus,  Fletcher  School  of  Law  and  Diplomacy  at  Tufts University

PAUL  C.  GUIDONE  1
Chief  Investment  Officer,  J.  &  W.  Seligman  &  Co.  Incorporated

ALICE  S.  ILCHMAN  3,  4
Director,  Jeannette  K.  Watson  Summer  Fellowships
Trustee,  Committee  for  Economic  Development

FRANK  A.  MCPHERSON  3,  4
Director,  Conoco  Inc.
Director,  Integris  Health

JOHN  E.  MEROW  2,  4
Director,  Commonwealth  Industries,  Inc.
Trustee,  New  York-Presbyterian  Hospital
Retired  Chairman  and  Senior  Partner,  Sullivan  &  Cromwell

BETSY  S.  MICHEL  2,  4
Trustee,  The  Geraldine  R.  Dodge  Foundation

WILLIAM  C.  MORRIS  1
Chairman of the Board, J. & W. Seligman & Co. Incorporated Chairman, Carbo Ceramics Inc.
Director,  Kerr-McGee  Corporation

LEROY  C.  RICHIE  2,  4
Chairman  and  CEO,  Q  Standards  Worldwide,  Inc.

JAMES  Q.  RIORDAN  3,  4
Trustee,  Committee  for  Economic  Development

ROBERT  L.  SHAFER  3,  4
Retired  Vice  President,  Pfizer  Inc.

JAMES  N.  WHITSON  2,  4
Director  and  Consultant,  Sammons  Enterprises,  Inc.
Director,  C-SPAN
Director,  CommScope,  Inc.

BRIAN  T.  ZINO  1
President,  J.  &  W.  Seligman  &  Co.  Incorporated
Chairman,  Seligman  Data  Corp.
Chairman,  ICI  Mutual  Insurance  Company
Member  of  the  Board  of  Governors,  Investment  Company  Institute

FRED  E.  BROWN
Director  Emeritus
--------------------------
Member:     1  Executive  Committee
            2  Audit  Committee
            3  Director  Nominating  Committee
            4  Board  Operations  Committee

--------------------------------------------------------------------------------
EXECUTIVE OFFICERS
--------------------------------------------------------------------------------

WILLIAM  C.  MORRIS
Chairman

BRIAN  T.  ZINO
President

DANIEL  J.  BARKER
Vice  President

IAIN  C.  CLARK
Vice  President

DAVID  F.  COOLEY
Vice  President

NEIL  T.  EIGEN
Vice  President

BENI-AMI  GRADWOHL
Vice  President

DAVID  GUY
Vice  President

CHRISTOPHER  J.  MAHONY
Vice  President

RICHARD  M.  PAROWER
Vice  President

KENDALL  C.  PETERSON
Vice  President

THOMAS  G.  ROSE
Vice  President

FREDERICK  J.  RUVKUN
Vice  President

MARION  S.  SCHULTHEIS
Vice  President

LAWRENCE  P.  VOGEL
Vice  President  and  Treasurer

STEVEN  A.  WERBER,  JR.
Vice  President

PAUL  H.  WICK
Vice  President

FRANK  J.  NASTA
Secretary

--------------------------------------------------------------------------------
FOR MORE INFORMATION

MANAGER
J.  &  W.  Seligman  &  Co.  Incorporated
100  Park  Avenue
New  York,  New  York  10017

SUBADVISER  (to  Seligman  Global Smaller  Companies  Portfolio)
Henderson  Investment
Management  Limited
3  Finsbury  Avenue
London  EC2M  2PA

GENERAL  DISTRIBUTOR
Seligman  Advisors,  Inc.
100  Park  Avenue
New  York,  New  York  10017

CUSTODIANS
JPMorgan  Chase  Bank
State  Street  Bank  and  Trust  Company

GENERAL  COUNSEL
Sullivan  &  Cromwell

INDEPENDENT  AUDITORS
Ernst  &  Young  LLP

--------------------------------------------------------------------------------


                             SELIGMAN ADVISORS, INC.
                                 an affiliate of
                                     [LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864
                       100 Park Avenue, New York, NY 10017
                                www.seligman.com


This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Portfolios, Inc., which contains information about the management fees and other costs. Please read the prospectus carefully before investing or sending money.

SP3  6/02                                   [LOGO]  Printed  on  Recycled  Paper

--------------------------------------------------------------------------------